                                                      Registration No. 333-84879
                                                                       811-09529



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

                         Post-Effective Amendment No. 2


                              SEPARATE ACCOUNT IMO
            OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Address of Principal Executive Office)

                            Mary Eldridge, Secretary
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b)
             ---
              X  on May 1, 2000 pursuant to paragraph (b)
             ---
                 60 days after filing pursuant to paragraph (a) (1)
             ---
                 on (date) pursuant to paragraph (a) (1)
             ---
                 this post-effective amendment designates a new effective
             --- date for a previously filed post-effective amendment


                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

                      RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8B-2 AND THE PROSPECTUS A



ITEM NO. OF
FORM N-8B-2                  CAPTION IN PROSPECTUS
-----------                  ---------------------
1........................... Cover Page
2........................... Cover Page
3........................... Not Applicable
4........................... Distribution
5........................... the Company, the Separate Account and the Underlying Funds
6........................... the Separate Account
7........................... Not Applicable
8........................... Not Applicable
9........................... Legal Proceedings
10.......................... Summary; Description of the Company, the Separate Account and the
                             Underlying Funds; the Policy; Policy Termination and Reinstatement; Summary;
                             Allmerica Investment Trust; Variable Insurance Products Fund; T. Rowe Price
                             International Series, Inc.; Investment Objectives  and Policy
12.......................... Summary; Allmerica Investment Trust; Variable Insurance Products Fund; T. Rowe
                             Price International Series, Inc.
13.......................... Summary; Allmerica Investment Trust; Variable Insurance Products Fund;
                             T. Rowe Price International Series, Inc.; Investment Advisory Services to the
                             Trust; Investment Advisory Services to Variable Insurance Products Fund; Investment
                             Advisory Services to T. Rowe Price International Series, Inc.; Charges and Deductions
14.......................... Summary; Applying for a Policy
15.......................... Summary; Applying for a Policy; Payments; Allocation of Net Premiums
16.......................... the Separate Account; Allmerica Investment Trust;
                             Variable Insurance Products Fund; T. Rowe Price International Series, Inc.;
                             Payments;
                             Allocation of Net Premiums
17.......................... Summary; Surrender; Partial Withdrawal; Charges and Deductions; Policy
                             Termination and Reinstatement
18.......................... the Separate Account; Allmerica Investment Trust; Variable Insurance
                             Products Fund; T. Rowe Price International Series, Inc.; Payments,
19.......................... Reports; Voting Rights
20.......................... Not Applicable
21.......................... Summary; Policy Loans; Other Policy Provisions
22.......................... Other Policy Provisions
23.......................... Not Required
24.......................... Other Policy Provisions
25.......................... the Company
26.......................... Not Applicable
27.......................... the Company
28.......................... Directors and Principal Officers of the Company
29.......................... the Company
30.......................... Not Applicable
31.......................... Not Applicable
32.......................... Not Applicable
33.......................... Not Applicable


34.......................... Not Applicable
35.......................... Distribution
36.......................... Not Applicable
37.......................... Not Applicable
38.......................... Summary; Distribution
39.......................... Summary; Distribution
40.......................... Not Applicable
                             the Company, Distribution
42.......................... Not Applicable
43.......................... Not Applicable
44.......................... Payments; Policy Value and Cash Surrender Value
45.......................... Not Applicable
46.......................... Policy Value and Cash Surrender Value; Federal Tax Considerations
47.......................... The Company
48.......................... Not Applicable
49.......................... Not Applicable
50.......................... The Separate Account
51.......................... Cover Page; Summary; Charges and Deductions; the Policy; Policy
                             Termination and Reinstatement; Other Policy Provisions
52.......................... Addition, Deletion or Substitution of Investments
53.......................... Federal Tax Considerations
54.......................... Not Applicable
55.......................... Not Applicable
56.......................... Not Applicable
57.......................... Not Applicable
58.......................... Not Applicable
59.......................... Not Applicable

                      RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8B-2 AND THE PROSPECTUS B



ITEM NO. OF
FORM N-8B-2                  CAPTION IN PROSPECTUS
-----------                  ---------------------
1........................... Cover Page
2........................... Cover Page
3........................... Not Applicable
4........................... Distribution
5........................... the Company, the Separate Account and the Underlying Funds
6........................... the Separate Account
7........................... Not Applicable
8........................... Not Applicable
9........................... Legal Proceedings
10.......................... Summary; Description of the Company, the Separate Account and the
                             Underlying Funds; the Policy; Policy Termination and Reinstatement; Summary;
                             Allmerica Investment Trust; Variable Insurance Products Fund; T. Rowe Price
                             International Series, Inc.; Investment Objectives  and Policy
12.......................... Summary; Allmerica Investment Trust; Variable Insurance Products Fund; T. Rowe
                             Price International Series, Inc.
13.......................... Summary; Allmerica Investment Trust; Variable Insurance Products Fund;
                             T. Rowe Price International Series, Inc.; Investment Advisory Services to the
                             Trust; Investment Advisory Services to Variable Insurance Products Fund; Investment
                             Advisory Services to T. Rowe Price International Series, Inc.; Charges and Deductions
14.......................... Summary; Applying for a Policy
15.......................... Summary; Applying for a Policy; Payments; Allocation of Net Premiums
16.......................... the Separate Account; Allmerica Investment Trust;
                             Variable Insurance Products Fund; T. Rowe Price International Series, Inc.;
                             Payments;
                             Allocation of Net Premiums
17.......................... Summary; Surrender; Partial Withdrawal; Charges and Deductions; Policy
                             Termination and Reinstatement
18.......................... the Separate Account; Allmerica Investment Trust; Variable Insurance
                             Products Fund; T. Rowe Price International Series, Inc.; Payments,
19.......................... Reports; Voting Rights
20.......................... Not Applicable
21.......................... Summary; Policy Loans; Other Policy Provisions
22.......................... Other Policy Provisions
23.......................... Not Required
24.......................... Other Policy Provisions
25.......................... the Company
26.......................... Not Applicable
27.......................... the Company
28.......................... Directors and Principal Officers of the Company
29.......................... the Company
30.......................... Not Applicable


31.......................... Not Applicable
32.......................... Not Applicable
33.......................... Not Applicable
34.......................... Not Applicable
35.......................... Distribution
36.......................... Not Applicable
37.......................... Not Applicable
38.......................... Summary; Distribution
39.......................... Summary; Distribution
40.......................... Not Applicable
                             the Company, Distribution
42.......................... Not Applicable
43.......................... Not Applicable
44.......................... Payments; Policy Value and Cash Surrender Value
45.......................... Not Applicable
46.......................... Policy Value and Cash Surrender Value; Federal Tax Considerations
47.......................... The Company
48.......................... Not Applicable
49.......................... Not Applicable
50.......................... The Separate Account
51.......................... Cover Page; Summary; Charges and Deductions; the Policy; Policy
                             Termination and Reinstatement; Other Policy Provisions
52.......................... Addition, Deletion or Substitution of Investments
53.......................... Federal Tax Considerations
54.......................... Not Applicable
55.......................... Not Applicable
56.......................... Not Applicable
57.......................... Not Applicable
58.......................... Not Applicable
59.......................... Not Applicable

                      RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8B-2 AND THE PROSPECTUS C



ITEM NO. OF
FORM N-8B-2               CAPTION IN PROSPECTUS
-----------               ---------------------
1........................ Cover Page
2........................ Cover Page
3........................ Not Applicable
4........................ Distribution
5........................ the Company, the Separate Account
6........................ the Separate Account
7........................ Not Applicable
8........................ Not Applicable
9........................ Legal Proceedings
10....................... Summary; Description of the Company, the Separate Account and the  Underlying
                          Summary; Allmerica Investment Trust; Variable Insurance Products Fund;
                          Variable Insurance Products Fund II; T. Rowe Price International Series, Inc.;
                          Delaware Group
12....................... Summary; Allmerica Investment Trust; Variable Insurance Products Fund;
                          Variable Insurance Products Fund II; T. Rowe Price International Series, Inc.;
                          Delaware Group Premium Fund, Inc.
13....................... Summary; Allmerica Investment Trust; Variable Insurance Products Fund; Variable
                          Insurance Products Fund II; T. Rowe Price  International Series, Inc.; Delaware
                          Group Premium Fund, Inc.; Investment Advisory Services to the Trust;
                          Investment
                          Advisory Services to Variable Insurance Products Fund; Investment Advisory
                          Services to Variable Insurance Products Fund II; Investment Advisory Services
                          to T.  Rowe Price International Series, Inc.; Investment Advisory Services to
                          Delaware  Group Premium Fund, Inc.; Charges and Deductions
14....................... Summary; Applying for a Policy
15....................... Summary; Applying for a Policy; Premium Payments; Allocation of Net Premiums
16....................... The Separate Account; Allmerica Investment Trust; Variable Insurance Products
                          Fund; Variable Insurance Products Fund II; T. Rowe Price International
                          Series, Inc.; Delaware Group Premium Fund, Inc.; Premium Payments; Allocation of Net
                          Premiums
17....................... Summary; Policy Surrender; Partial Withdrawal; Charges and Deductions;
                          Policy Termination and Reinstatement
18....................... the Separate Account; Allmerica Investment Trust; Variable Insurance Products
                          Fund; Variable Insurance Products Fund II; T. Rowe Price International Series,
                          Inc.; Delaware Group Premium Fund, Inc.; Premium Payments
19....................... Reports; Voting Rights
20....................... Not Applicable
21....................... Summary; Policy Loans; Other Policy Provisions
22....................... Other Policy Provisions
23....................... Not Required
24....................... Other Policy Provisions
25....................... the Company
26....................... Not Applicable
27....................... the Company
28....................... Directors and Principal Officers of the Company
29....................... the Company


30....................... Not Applicable
31....................... Not Applicable
32....................... Not Applicable
33....................... Not Applicable
34....................... Not Applicable
35....................... Distribution
36....................... Not Applicable
37....................... Not Applicable
38....................... Summary; Distribution
39....................... Summary; Distribution
40....................... Not Applicable
41....................... The Company, Distribution
42....................... Not Applicable
43....................... Not Applicable
44....................... Premium Payments; Policy Value and Cash Surrender Value
45....................... Not Applicable
46....................... Policy Value and Cash Surrender Value; Federal Tax Considerations
47....................... The Company
48....................... Not Applicable
50....................... The Separate Account
51....................... Cover Page; Summary; Charges and Deductions; the Policy; Policy Termination and
                          Reinstatement; Other Policy Provisions
52....................... Addition, Deletion or Substitution of Investment
53....................... Federal Tax Considerations
54....................... Not Applicable
55....................... Not Applicable
56....................... Not Applicable
57....................... Not Applicable
58....................... Not Applicable
59....................... Not Applicable

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

This Prospectus provides important information about an individual flexible payment variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company. The policies are funded through the Separate Account IMO, a separate investment account of the Company that is referred to as the Variable Account. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds of Allmerica Investment Trust, Fidelity Variable Insurance Products Fund, Kemper Variable Series, Janus Aspen Series, and T. Rowe Price International Series, Inc.



ALLMERICA INVESTMENT TRUST           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Select Aggressive Growth Fund        Fidelity VIP Equity-Income Portfolio
Select Capital Appreciation Fund     Fidelity VIP Growth Portfolio
Select Value Opportunity Fund        Fidelity VIP High Income Portfolio
Select Emerging Markets Fund
Select International Equity Fund     T. ROWE PRICE INTERNATIONAL SERIES, INC.
Select Growth Fund                   T. Rowe Price International Stock Portfolio
Select Strategic Growth Fund
Equity Index Fund                    KEMPER VARIABLE SERIES
Select Growth and Income Fund        Kemper Technology Growth Portfolio
Select Investment Grade Income Fund
Money Market Fund                    JANUS ASPEN SERIES
                                     Janus Aspen Growth Portfolio


Policy owners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge.

THE PURPOSE OF THE POLICIES IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. THE POLICY, TOGETHER WITH ITS ATTACHED APPLICATION, CONSTITUTES THE ENTIRE AGREEMENT BETWEEN YOU AND THE COMPANY.


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


   CORRESPONDENCE MAY BE MAILED TO:                     DATED MAY 1, 2000
   ALLMERICA LIFE                                       WORCESTER, MASSACHUSETTS 01653
   P.O. BOX 8179                                        (508) 855-1000
   BOSTON, MA 02266-8179

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
UNDERLYING FUNDS............................................      17
INVESTMENT OBJECTIVES AND POLICIES..........................      19
THE POLICY..................................................      22
  Applying for a Policy.....................................      22
  Free-Look Period..........................................      22
  Conversion Privilege......................................      23
  Payments..................................................      23
  Allocation of Net Payments................................      24
  Transfer Privilege........................................      24
  Death Benefit.............................................      25
  Election of Death Benefit Options.........................      26
  Changing Between Death Benefit Option 1 and Death Benefit
   Option 2.................................................      29
  Guaranteed Death Benefit Rider............................      30
  Change in Face Amount.....................................      31
  Policy Value..............................................      32
  Payment Options...........................................      34
  Optional Insurance Benefits...............................      34
  Surrender.................................................      34
  Partial Withdrawal........................................      34
CHARGES AND DEDUCTIONS......................................      35
  Deductions from Payments..................................      35
  Monthly Charges (The Monthly Deduction)...................      35
  Computing Insurance Protection Charges....................      36
  Fund Expenses.............................................      38
  Surrender Charge..........................................      39
  Partial Withdrawal Costs..................................      40
  Transfer Charges..........................................      40
  Other Administrative Charges..............................      40
POLICY LOANS................................................      41
  Preferred Loan Option.....................................      41
  Repayment of Outstanding Loan.............................      41
  Effect of Policy Loans....................................      42
POLICY TERMINATION AND REINSTATEMENT........................      42
  Termination...............................................      42
  Reinstatement.............................................      42
OTHER POLICY PROVISIONS.....................................      43
  Policy Owner..............................................      43
  Beneficiary...............................................      43
  Assignment................................................      43
  Limit on Right to Challenge Policy........................      44
  Suicide...................................................      44
  Misstatement of Age or Sex................................      44
  Delay of Payments.........................................      44
FEDERAL TAX CONSIDERATIONS..................................      44
  The Company and the Variable Account......................      45
  Taxation of the Policies..................................      45
  Policy Loans..............................................      45
  Modified Endowment Policies...............................      46

VOTING RIGHTS...............................................      46
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      47
DISTRIBUTION................................................      48
REPORTS.....................................................      49
LEGAL PROCEEDINGS...........................................      49
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      49
FURTHER INFORMATION.........................................      50
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................      50
  General Description.......................................      50
  Fixed Account Interest and Policy Loans...................      50
  Surrenders, Partial Withdrawals and Transfers.............      51
INDEPENDENT ACCOUNTANTS.....................................      51
FINANCIAL STATEMENTS........................................      51
APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS
TABLE.......................................................     A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................     B-1
APPENDIX C -- PAYMENT OPTIONS...............................     C-1
APPENDIX D -- ILLUSTRATIONS.................................     D-1
APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     E-1
APPENDIX F -- PERFORMANCE INFORMATION.......................     F-1
APPENDIX G -- MONTHLY EXPENSE CHARGES.......................     G-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.
Beneficiary: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies prior to the Final Payment Date, before deductions for any Outstanding Loan and partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.

FACE AMOUNT: the amount of insurance coverage applied for. The initial Face Amount is shown in your Policy.

FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 100th birthday. After this date, no payments may be made. The Net Death Benefit may be different before and after the Final Payment Date. See Net Death Benefit.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.


FUNDS (UNDERLYING FUNDS): the following investment portfolios of Allmerica Investment Trust ("Trust"): Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Equity Index Fund, Select Growth and Income Fund, Select Investment Grade Income Fund, and Money Market Fund; the following investment portfolios of FidelityVariable Insurance Products Fund ("Fidelity VIP"): Fidelity VIP Growth Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP High Income Portfolio; Janus Aspen Growth Portfolio of Janus Aspen Series ("Janus Aspen"); Kemper Technology Growth Portfolio of Kemper Variable Series ("KVS"); and the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


GENERAL ACCOUNT: all our assets other than those held in a separate investment account.

GUIDELINE MINIMUM DEATH BENEFIT: the minimum death benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the PRODUCT of:

    - the Policy Value TIMES

    - a percentage factor.


The percentage factor is a percentage that, when multiplied by the Policy value, determines the minimum death benefit required under federal tax laws. If Death Benefit Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, and underwriting class, as set forth in the Policy. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the percentage factor is based on the Insured's attained age, as set forth in APPENDIX A -- Guideline Minimum Death Benefit Factors Table.

INSURANCE PROTECTION AMOUNT: the death benefit less the Policy Value. Loan
Value: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when Monthly Insurance Protection charges are deducted.

NET DEATH BENEFIT: Before the Final Payment Date, the Net Death Benefit is:

    - the death benefit under either Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, MINUS

    - any Outstanding Loan on the Insured's death, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under Death Benefit Option 2 and on the date of death for Death Benefit Options 1 and 3. If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2.

After the Final Payment Date, the Net Death Benefit generally is:

    - the Policy Value MINUS

    - any Outstanding Loan.

If the Guaranteed Death Benefit Rider is in effect, after the Final Payment Date, the death benefit is the greater of:

    - the Face Amount as of the Final Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

NET PAYMENT: your payment less a payment expense charge.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued. Policy Change: any change in the Face Amount, the addition or deletion of a Rider, underwriting reclassifications, or a change in death benefit option (Option 1 or Option 2).

POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:

    - Value of the units of the sub-accounts credited to your Policy PLUS

    - Accumulation in the Fixed Account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester,
Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and the Policy Value in each sub-account bear to the total unloaned Policy Value.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Policy Value less any Outstanding Loan and surrender charges.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly charges and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation Dates currently occur on:

    - Each day the New York Stock Exchange is open for trading

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account IMO, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND CHARGES


WHAT CHARGES WILL I INCUR UNDER MY POLICY?

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

    - From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

       PREMIUM TAX CHARGE -- A current premium tax deduction of 2.35% of payments represents our average expenses for state and local premium taxes,

       DEFERRED ACQUISITION COSTS ("DAC TAX") CHARGE -- A current DAC tax deduction of 1.00% of payments helps reimburse us for federal taxes imposed on our deferred acquisition costs of the Policies.

       FRONT-END SALES LOAD -- From each payment, we will deduct a charge of 3.0% of the payment to partially compensate us for Policy sales expenses.

    - We deduct the following monthly charges (the "Monthly Deduction") from Policy Value:

       MONTHLY INSURANCE PROTECTION CHARGE -- The Monthly Insurance Protection Charge will be charged on each monthly processing date until the Final Payment Date. This charge compensates us for providing life insurance coverage for the Insured. The charge is equal to a specified amount that varies with the sex (unisex rates required by state law), age, smoking status, and underwriting class of the Insured and Death Benefit Option selected, for each $1,000 of the Policy's Face Amount. See Appendix E.

       MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount. See Appendix G.

       MONTHLY MAINTENANCE FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

       MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is calculated based on the Policy Value in the sub-accounts of the Variable Account (but not the Fixed Account) as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. This charge will continue to be assessed after the Final Payment Date.

       MONTHLY RIDER CHARGES -- These charges will vary based on the Riders selected and by the sex, age, and underwriting classification of the Insured.

    - The charges below apply only if you surrender your Policy or make partial withdrawals:

       SURRENDER CHARGE -- A surrender charge will apply to a full surrender or decrease in Face Amount for up to 10 years from Date of Issue of the Policy or from the date of increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class (Smoker or Nonsmoker) of the Insured, for each $1,000 of the Policy's Face Amount. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year. If there are increases in the Face Amount, each increase will have a corresponding surrender charge. These charges will be specified in a supplemental schedule of benefits at the time of the increase.

    - The maximum surrender charge under a Policy, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. For more information, see APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

       PARTIAL WITHDRAWAL CHARGES -- For each partial withdrawal, we deduct the following charges from Policy Value:

       - A transaction fee of 2% of the amount withdrawn, not to exceed $25 for each partial withdrawal (including a Free 10% Withdrawal)

       - A partial withdrawal charge of 5.0% (but not to exceed the amount of the outstanding surrender charge) of a withdrawal exceeding the "Free 10% Withdrawal," described below

       The partial withdrawal charge does not apply to:

       - That part of a withdrawal equal to 10% of the Policy Value in a Policy year, less prior free withdrawals made in the same Policy year ("Free 10% Withdrawal")

       - Withdrawals when no surrender charge applies. We reduce the Policy's outstanding surrender charge, if any, by partial withdrawal charges that are deducted.

       - The charges below are designed to reimburse us for Policy administrative costs, and apply under the following circumstances:

       CHARGE FOR OPTIONAL GUARANTEED DEATH BENEFIT RIDER -- A one time administrative charge of $25 will be deducted from Policy Value when the Rider is elected.

       TRANSFER CHARGE -- Currently, the first 12 transfers of Policy Value in a Policy year are free. A current transfer charge of $10, never to exceed $25, applies for each additional transfer in the same Policy year. This charge is for the costs of processing the transfer.

       OTHER ADMINISTRATIVE CHARGES -- We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for

       - Changing net payment allocation instructions

       - Changing the allocation of the Monthly Deduction among the various sub-accounts

       - Providing a projection of values

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?



In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1999.



                                                                 OTHER EXPENSES
                                              MANAGEMENT FEE       (AFTER ANY            TOTAL FUND
                                                (AFTER ANY         APPLICABLE        EXPENSES (AFTER ANY
UNDERLYING FUND                             VOLUNTARY WAIVERS)   REIMBURSEMENTS)   WAIVERS/REIMBURSEMENTS)
---------------                             ------------------   ---------------   -----------------------
Select Emerging Markets Fund..............        1.35%                0.57%              1.92%(1)(2)
Select International Equity Fund..........        0.89%                0.13%              1.02%(1)(2)
T. Rowe Price International Stock
 Portfolio................................        1.05%                0.00%              1.05%
Kemper Technology Growth Portfolio**......        0.51%                0.44%              0.95%(4)
Select Strategic Growth Fund..............        0.85%                0.35%              1.20%(1)(2)
Select Aggressive Growth Fund.............        0.81%*               0.06%              0.87%(1)(2)*
Select Capital Appreciation Fund..........        0.90%*               0.07%              0.97%(1)(2)*
Select Value Opportunity Fund.............        0.90%                0.07%              0.97%(1)(2)
Select Growth Fund........................        0.78%                0.05%              0.83%(1)(2)
Fidelity VIP Growth Portfolio.............        0.58%                0.08%              0.66%(3)
Janus Aspen Growth Portfolio..............        0.65%                0.02%              0.67%(5)
Select Growth and Income Fund.............        0.67%                0.07%              0.74%(1)(2)
Equity Index Fund.........................        0.28%                0.07%              0.35%(1)
Fidelity VIP Equity-Income Portfolio......        0.48%                0.09%              0.57%(3)
Fidelity VIP High Income Portfolio........        0.58%                0.11%              0.69%
Select Investment Grade Income Fund.......        0.43%                0.07%              0.50%(1)
Money Market Fund.........................        0.24%                0.05%              0.29%(1)


* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.


** This portfolio commenced operations on May 1, 1999, therefore "other expenses" are annualized. Actual expenses may be greater or less than shown.



(1)  Until further notice, Allmerica Financial Investment Management
      Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund, and 0.60% for Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.


    Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

    Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.


    The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 1.01% for Select International Equity Fund, 1.88% for Select Emerging Markets, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.



(3) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.56% for the Fidelity VIP Equity-Income Portfolio; and 0.65% for the Fidelity VIP Growth Portfolio.



(4) Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Kemper Technology Growth Portfolio of KVS to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense cap for Kemper Technology Growth Portfolio of KVS, management fees, other expenses, and total operating expenses would have been 0.75%, 0.44%, and 1.19%, respectively.



(5) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Janus
    Aspen Growth Portfolio. Expenses are shown without the effect of expense offset arrangements.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or Outstanding Loans exceed the Policy Value. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states.

WHAT IS THE POLICY'S OBJECTIVE?

The objective of the Policy is to give permanent life insurance protection and help you build assets tax-deferred. Features available through the Policy include:

    - A Net Death Benefit that can protect your family

    - Payment options that can guarantee an income for life

    - A personalized investment portfolio

    - Experienced professional investment advisers

    - Tax deferral on earnings.

While the Policy is in force, it will provide:

    - Life insurance coverage on the Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges

    - Optional insurance benefits available by Rider.

The Policy combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Policy Value and the Death Benefit will increase or decrease depending on investment results. Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments. Also, making planned payments will not guarantee that the Policy will remain in force.

WHO ARE THE KEY PERSONS UNDER THE POLICY?

The Policy is a contract between you and us. Each Policy has a Policy Owner
(you), an Insured (you or another individual you select) and a beneficiary. As Policy Owner, you make payments, choose investment allocations and select the Insured and beneficiary. The Insured is the person covered under the Policy. The beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the beneficiary when the Insured dies while the Policy is in effect. You may choose between three death benefit options. Under Death Benefit Option 1 and Death Benefit Option 3, the death benefit is the greater of (1) the Face Amount (the amount of insurance applied for) or (2) the Guideline Minimum Death Benefit (the Guideline Minimum Death Benefit federal tax law requires). Under Death Benefit Option 2, the death benefit is the greater of (1) the sum of the Face Amount and Policy Value or (2) the Guideline Minimum Death Benefit. For more information, see "Election of Death Benefit Option" under THE POLICY.

The Net Death Benefit is the death benefit less any Outstanding Loan, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions. However, after the Final Payment Date, the Net Death Benefit is the Policy Value less any Outstanding Loan. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option we offer.

An optional Guaranteed Death Benefit Rider is available ONLY AT ISSUE OF THE POLICY. (The Guaranteed Death Benefit Rider may not be available in all states). If this Rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account; and

    - provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Rider is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and changes in Death Benefit Options, can result in the termination of the Rider. IF THIS RIDER IS TERMINATED, IT CANNOT BE REINSTATED. FOR MORE INFORMATION, SEE "Guaranteed Death Benefit Rider."

CAN I EXAMINE THE POLICY?

Yes. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

If your Policy provides for a full refund of payments under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared the bank.

Where required by state law, your refund will be the GREATER of:

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy or by the funds for taxes, charges or fees.

If your Policy does not provide for a full refund, you will receive:

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes, which have been imposed.

After an increase in Face Amount, a right to cancel the increase also applies.

WHAT ARE MY INVESTMENT CHOICES?


Each Sub-Account invests exclusively in a corresponding Underlying Fund of the Allmerica Investment Trust ("Trust") managed by Allmerica Financial Investment Management Services, Inc., the Fidelity Fidelity Variable Insurance Products Fund ("Fidelity VIP") managed by Fidelity Management & Research Company ("FMR"), Kemper Variable Series ("KVS") managed by Scudder Kemper Investments, Inc. ("Scudder Kemper"), Janus Aspen Growth Portfolio managed by Janus Capital, and
T. Rowe Price International Series, Inc. ("T. Rowe Price") managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") with respect to the T. Rowe Price International Stock Portfolio. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Policy also offers a Fixed Account that is part of the general account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate you money among the Sub-Accounts and the Fixed Account to meet your investment needs.


If your Policy provides for a full refund under its "Right to Examine Policy" provision as required in your state, we will allocate all sub-account investments to the Money Market Fund until the fourth day after the expiration of the "Right to Examine" provision of your policy. After this, we will allocate all amounts as you have chosen.

You may allocate and transfer money among the following investment options:


ALLMERICA INVESTMENT TRUST           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Select Aggressive Growth Fund        Fidelity VIP Equity-Income Portfolio
Select Capital Appreciation Fund     Fidelity VIP Growth Portfolio
Select Value Opportunity Fund        Fidelity VIP High Income Portfolio
Select Emerging Markets Fund
Select International Equity Fund     T. ROWE PRICE INTERNATIONAL SERIES, INC.
Select Growth Fund                   T. Rowe Price International Stock
Select Strategic Growth Fund         Portfolio
Equity Index Fund
Select Growth and Income Fund        JANUS ASPEN SERIES
Select Investment Grade Income Fund  Janus Aspen Growth Portfolio
Money Market Fund                    KEMPER VARIABLE SERIES
                                     Kemper Technology Growth Portfolio



The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. For more information, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS.

CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account of the Company, subject to certain limitations described under THE POLICY -- "Transfer Privilege." You will incur no current taxes on transfers while your money is in the Policy.

HOW MUCH CAN I INVEST AND HOW OFTEN?


The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.


However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50.

WHAT IF I NEED MY MONEY?

You may borrow up to the loan value of your Policy. You may also make partial withdrawals and surrender the Policy for its surrender value. There are two types of loans that may be available to you:

    - A non-preferred loan option is always available to you. The maximum total loan amount is 90% of the difference between Policy Value and surrender charges. The Company will charge interest on the amount of the loan at a current annual rate of 4.8%. This current rate of interest may change, but is guaranteed not to exceed 6%. However, the Company will also credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a non-preferred loan is 4.0%.

    - A preferred loan option is automatically available to you unless you request otherwise. The preferred loan option is available on that part of an Outstanding Loan that is attributable to policy earnings. The term "policy earnings" means that portion of the Policy Value that exceeds the sum of the payments made less all partial withdrawals and partial withdrawal charges. The Company will charge interest on the amount of the loan at a current annual rate of 4.00%. This current rate of interest may change, but is guaranteed not to exceed 4.50%. The annual interest rate credited to the Policy earnings securing a preferred loan is 4.0%.

We will allocate Policy loans among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer the Policy Value in each sub-account equal to the Policy loan to the Fixed Account.

You may surrender your Policy and receive its surrender value. After the first Policy year, you may make partial withdrawals of $500 or more from Policy Value, subject to possible partial withdrawal charges. Under Death Benefit Option 1 and Death Benefit Option 3, the Face Amount is reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Face Amount below $40,000. A surrender or partial withdrawal may have tax consequences. See "Taxation of the Policies."

A request for a preferred loan after the Final Payment Date, a partial withdrawal after the Final Payment Date, or the foreclosure of an Outstanding Loan will terminate a Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit Rider." Policy loans may have tax consequences. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. See FEDERAL TAX CONSIDERATIONS, "Policy Loans."


CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Change your choice of death benefit options between Death Benefit Option 1 and Death Benefit Option 2

    - Add or remove optional insurance benefits provided by Rider

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Yes. You can convert your Policy without charge during the first 24 months after the Date of Issue or after an increase in Face Amount. On conversion, we will transfer the Policy Value in the Variable Account to the Fixed Account. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY POLICY?

The Policy will not lapse if you fail to make payments unless:

    - The Policy Value is insufficient to cover the next monthly deduction and loan interest accrued; or

    - Outstanding Loans exceed Policy Value

There is a 62-day grace period in either situation.

If you make payments at least equal to minimum monthly payments, we guarantee that your Policy will not lapse before the 49th monthly processing date from Date of Issue or increase in Face Amount, within limits and excluding loan foreclosure. If the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure). For more information, see "Guaranteed Death Benefit Rider."

If the Insured has not died, you may reinstate your Policy within three years after the grace period. The Insured must provide evidence of insurability subject to our then current underwriting standards. In addition, you must either repay or reinstate any outstanding loans and make payments sufficient to keep the Policy in force for three months. See POLICY TERMINATION AND REINSTATEMENT.

HOW IS MY POLICY TAXED?

The Policy is given federal income tax treatment similar to a conventional fixed benefit life insurance policy. On a withdrawal of Policy Value, Policy owners currently are taxed only on the amount of the withdrawal that exceeds total payments. Withdrawals greater than payments made are treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to distributions of cash required under Section 7702 of the Internal Revenue Code ("Code") because of a reduction in benefits under the Policy.

The Net Death Benefit under the Policy is excludable from the gross income of the beneficiary. However, in some circumstances federal estate tax may apply to the Net Death Benefit or the Policy Value.


A Policy may be considered a "modified endowment contract." This may occur if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. Also, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.


                            ------------------------


This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.



THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.



NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


The Company is a life insurance company organized under the laws of Delaware in 1974. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force. We are a wholly owned subsidiary of First Allmerica Financial Life Insurance Company, formerly named State Mutual Life Assurance Company of America ("First Allmerica"), which in turn is a wholly-owned subsidiary of Allmerica Financial Corporation. First Allmerica was organized under the laws of Massachusetts in 1844 and is the fifth oldest life insurance company in America. Our Principal Office is 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 1-800-628-6267. We are subject to the laws of the state of Delaware, to regulation by the Commissioner of Insurance of Delaware, and to other laws and regulations where we are licensed to operate.


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account with 20 sub-accounts of which 17 are available under the Policy. Each sub-account invests in a fund of the Trust, Fidelity VIP, Janus Aspen, Kemper Variable Series, or T. Rowe Price. The assets used to fund the variable part of the Policies are set aside in sub-accounts and are separate from our general assets. We administer and account for each sub-account as part of our general business. However, income, capital gains and capital losses are allocated to each sub-account without regard to any of our other income, capital gains or capital losses. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.


Our Board of Directors authorized the establishment of the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.


THE UNDERLYING FUNDS



Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.



ALLMERICA INVESTMENT TRUST



Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. This registration does not involve SEC supervision of the investments or investment policy of the Trust or its separate investment portfolios.

First Allmerica established the Trust as a Massachusetts business trust on October 11, 1984. The Trust is a vehicle for the investment of assets of various separate accounts established by the Company, or other insurance companies. Shares of the Trust are not offered to the public but solely to the separate accounts. Ten different investment portfolios of the Trust are available under the Policies, each issuing a series of shares: the Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. The assets of each fund are held separate from the assets of the other funds. Each fund operates as a separate investment vehicle. The income or losses of one fund have no effect on the investment performance of another fund. The sub-accounts reinvest dividends and/or capital gains distributions received from a fund in more shares of that fund as retained assets.


Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. AFIMS, which is a wholly-owned subsidiary of Allmerica Financial, has entered into agreements with other investment managers ("Sub-Advisers"), who manage the investments of the Funds. The Trustees have responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement with AFIMS



AFIMS, subject to Trustee review, is responsible for the daily affairs of the Trust and the general management of the Funds. AFIMS performs administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.



The Trust bears all expenses incurred in its operation, other than the expenses AFIMS assumes under the management agreement. Trust expenses include:



    - Costs to register and qualify the Trust's shares under the Securities Act of 1933 ("1933 Act"),



    - Other fees payable to the SEC,



    - Independent public accountant, legal and custodian fees,



    - Association membership dues, taxes, interest, insurance payments and brokerage commissions,



    - Fees and expenses of the Trustees who are not affiliated with AFIMS,



    - Expenses for proxies, prospectuses, reports to shareholders and other expenses.



Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.



FIDELITY VIP



Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.



Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street,

Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay an monthly management fee to FMR for managing investments and business affairs. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.



JANUS ASPEN SERIES



Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen.



KEMPER VARIABLE SERIES



Kemper Variable Series ("KVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of KVS does not involve supervision of its management, investment practices or policies by the SEC. KVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of KVS are sold only to insurance company separate accounts. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.



T. ROWE PRICE



T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized in 1994 as a Maryland corporation, and is registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of the largest no-load international mutual fund asset managers, with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Policies: the T. Rowe Price International Stock Portfolio. An affiliate of Price-Fleming,
T. Rowe Price Associates, Inc. serves as Sub-Adviser to the Select Capital Appreciation Fund of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of the funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, JANUS ASPEN, KVS, AND T. ROWE PRICE THAT ACCOMPANY THIS PROSPECTUS. THEY CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. Statements of Additional Information for the funds are available on request. The investment objectives of the funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy. Select Emerging Markets Fund -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Investment Management North America Inc.


SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited. T. Rowe Price International Stock Portfolio -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The Manager of the Portfolio is Rowe Price-Fleming International, Inc.


KEMPER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies. The Sub-Adviser for the Select Strategic Growth Fund is Cambiar Investors, Inc.


SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies that are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management, L.P.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is
T. Rowe Price Associates, Inc.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected for their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.


SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is J. P. Morgan Investment Management Inc.


EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising S&P 500.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.


SELECT INVESTMENT GRADE INCOME FUND -- seeks to invest in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and realized and unrealized capital gains) as is consistent with prudent investment management.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

    - Effective date of the change in the investment policy OR

    - Receipt of the notice of your right to transfer.

                                   THE POLICY

APPLYING FOR A POLICY

After receiving a completed application or enrollment form from a prospective Policy owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Policy only after underwriting has been completed. We may reject an application or enrollment form that does not meet our underwriting guidelines.

If a prospective Policy owner makes an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on age and underwriting class. This coverage will continue for a maximum of 90 days from the date of the application or enrollment form or, if required, the completed medical exam. If death is by suicide, we will return only the premium paid.

If no fixed conditional insurance was in effect, on Policy delivery we will require a sufficient payment to place the insurance in force. If you made payments before the date of issue, we will allocate the payments to the Fixed Account. IF THE POLICY IS NOT ISSUED AND ACCEPTED BY YOU, THE PAYMENTS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If the Policy is issued, we will allocate your Policy Value on issuance according to your instructions. However, if your Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state (see THE POLICY -- "Free-Look Period"), we will initially allocate your sub-account investments to the Money Market Fund. This allocation to the Money Market Fund will be until the fourth day after the expiration of the "Right to Examine" provision of your policy.

After this, we will allocate all amounts according to your investment choices.

FREE-LOOK PERIOD

The Policy provides for a free look period. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.


If your Policy provides for a full refund under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank. Where required by state law, however, your refund will be the GREATER of


    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy for taxes, charges or fees

If your Policy does not provide for a full refund, you will receive

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes which have been imposed

After an increase in Face Amount, we will mail or deliver a notice of a free look for the increase. You will have the right to cancel the increase before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

On canceling the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. Upon request, we will refund the amount of the credit to you. We will waive any surrender charge computed for the increase.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue or an increase in Face Amount, you can convert your Policy into a Fixed Policy by transferring all Policy Value in the sub-accounts to the Fixed Account. The conversion will take effect at the end of the valuation period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. All payments after the initial payment are credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.

You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the Policy will remain in force. The Policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the Final Payment Date or skip planned payments. If the Guaranteed Death Benefit Rider is in effect, there are certain minimum payment requirements.


The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.


However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. Payments must be sufficient to provide a positive policy value (less Outstanding Loans) at the end of each Policy month or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

During the first 48 Policy months following the Date of Issue or an increase in Face Amount, a guarantee may apply to prevent the Policy from lapsing. The guarantee will apply during this period if you make payments that, when reduced by policy loans, partial withdrawals and partial withdrawal costs, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. MAKING MONTHLY PAYMENTS EQUAL TO THE MINIMUM MONTHLY PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE, EXCEPT AS STATED IN THIS PARAGRAPH.

Under Death Benefit Option 1 and Death Benefit Option 2, total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with a change in Face Amount, underwriting reclassifications, the addition or deletion of a Rider, or a change between Death Benefit Option 1 and Death Benefit Option 2. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

ALLOCATION OF NET PAYMENTS

The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Policy, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/2% may not be chosen) and must total 100%.


You may change the allocation of future net payments by written request or telephone request. You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The policy of the Company and its representatives and affiliates is that they will not be responsible for losses resulting from acting on telephone requests reasonably believed to be genuine. The Company will employ reasonable methods to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses from unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone requests are tape-recorded.


An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Policy Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Policy Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE

Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.) We will make transfers at your written request or telephone request, as described in THE POLICY -- "Allocation of Net Payments." Transfers are effected at the value next computed after receipt of the transfer order.

Currently, the first 12 transfers in a Policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, Policy loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.


TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS


The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum amount that may be transferred

    - Minimum amount that may remain in a sub-account following a transfer from that sub-account

    - Minimum period between transfers involving the Fixed Account

    - Maximum amounts that may be transferred from the Fixed Account

Transfers to and from the Fixed Account are currently permitted only if:


    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.


    - You may make only one transfer involving the Fixed Account in each policy quarter

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Money Market Fund of the Trust and the Fixed Account, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, quarterly, semi-annual or annual schedule. You may request the day of the month on which automatic transfers will occur (the "transfer date). If you do not choose a transfer date, the transfer date will be the 15th of the scheduled month. However, if the transfer date is not a business day, the automatic transfer will be processed on the next business day. Each automatic transfer is free, and will not reduce the remaining number of transfers that are free in a Policy year.

DEATH BENEFIT


GUIDELINE MINIMUM DEATH BENEFIT -- In order to qualify as "life insurance" under the Federal tax laws, this Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age, as shown in the table in Appendix A. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class, as set forth in the Policy.


The Guideline Minimum Death Benefit Table in Appendix A is used when Death Benefit Option 1 or Death Benefit Option 2 is in effect. The Guideline Minimum Death Benefit Table in Appendix A reflects the requirements of the "guideline premium/guideline death benefit" test set forth in the Federal tax laws. Guideline Minimum Death Benefit factors are set forth in the Policy when Death Benefit Option 3 is in effect. These factors reflect the requirements of the "cash value accumulation" test set forth in the Federal tax laws. The Guideline Minimum Death Benefit factors will be adjusted to conform to any changes in the tax laws. For more information, see ELECTION OF DEATH BENEFIT OPTIONS, below.


NET DEATH BENEFIT -- The Policy provides three death benefit options: The Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3 (for more information, see ELECTION OF DEATH BENEFIT OPTIONS). If the Policy is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit under the applicable death benefit option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER POLICY PROVISIONS -- "Delay of Payments." The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option. See APPENDIX C -- PAYMENT OPTIONS.

The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:

    - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS

    - Any other insurance on the Insured's life that is provided by Rider, MINUS

    - Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.

After the Final Payment Date, if the Guaranteed Death Benefit Rider is not in effect, the Net Death Benefit is:

    - The Policy Value MINUS

    - Any Outstanding Loan

Where permitted by state law, we will compute the Net Death Benefit on

    - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR

    - The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST -- There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Policy Value are different. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST. Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST. Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST. Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/ or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

ILLUSTRATIONS

For the purposes of the following illustrations, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

ILLUSTRATION OF DEATH BENEFIT OPTION 1 -- Under Option 1, a Policy with a $100,000 Face Amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of Policy Value (from Appendix A), if the Policy Value exceeds $40,000 the death benefit will exceed the $100,000 Face Amount. In this example, each dollar of Policy Value above $40,000 will increase the death benefit by $2.50.

For example, a Policy with a Policy Value of

    - $50,000 will have a Guideline Minimum Death Benefit of $125,000 (e.g., $50,000 X 2.50);

    - $60,000 will produce a Guideline Minimum Death Benefit of $150,000 (e.g., $60,000 X 2.50)

    - $75,000 will produce a Guideline Minimum Death Benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. However, the death benefit will never be less than the Face Amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would be greater than $100,000 Face Amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 2 -- Under Option 2, assume that the Insured is under the age of 40 and that there is no Outstanding Loan. The Face Amount of the Policy is $100,000.

Under Death Benefit Option 2, a Policy with a Face Amount of $100,000 will produce a death benefit of $100,000 plus Policy Value. For example, a Policy with Policy Value of

    - $10,000 will produce a death benefit of $110,000 (e.g., $100,000 +
      $10,000);

    - $25,000 will produce a death benefit of $125,000 (e.g., $100,000 +
      $25,000);

    - $50,000 will produce a death benefit of $150,000 (e.g., $100,000 +
      $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the Face Amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the death benefit by $2.50. For example, if the Policy Value is

    - $70,000, the Guideline Minimum Death Benefit will be $175,000 (e.g., $70,000 X 2.50);

    - $80,000, the Guideline Minimum Death Benefit will be $200,000 (e.g., $80,000 X 2.50);

    - $90,000, the Guideline Minimum Death Benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the Policy Value TIMES

    - The Guideline Minimum Death Benefit factor is LESS THAN

    - The Face Amount PLUS Policy Value, THEN

    - The death benefit will be the Face Amount PLUS Policy Value.

The Guideline Minimum Death Benefit factor becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least 185% of the Policy Value. The death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 3 -- In this illustration, assume that the insured is a male, age 35, preferred non-smoker and that there is no Outstanding Loan.

Under Death Benefit Option 3, a Policy with a Face Amount of $100,000 will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 437% of policy value (in policy year 1), if the Policy Value exceeds $22,883 the death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the death benefit by $4.37.

For example, a Policy with a Policy Value of:

    - $50,000 will have a Death Benefit of $218,500 ($50,000 X 4.37);

    - $60,000 will produce a Death Benefit of $262,200 ($60,000 X 4.37);

    - $75,000 will produce a Death Benefit of $327,750 ($75,000 X 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of policy value will reduce the death benefit by $4.37. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1).

The death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from policy value would change the death benefit by $2.70.

CHANGING BETWEEN DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. (YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA). Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in death benefit options.


CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2 -- If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:


    - The death benefit MINUS

    - The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.

CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1 -- If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:


    - The new Face Amount or

    - The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit Rider.

GUARANTEED DEATH BENEFIT RIDER (NOT AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

    - provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy

Value when the Rider is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death benefit Option, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.


GUARANTEED DEATH BENEFIT TESTS


While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and

    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.


GUARANTEED DEATH BENEFIT


If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Rider is in force. The Death Benefit will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.


TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER


The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of an Outstanding Loan; or

    - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

    - any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates.

CHANGE IN FACE AMOUNT

You may increase or decrease the Face Amount by written request. An increase or decrease in the Face Amount takes effect on the LATER of the:

    - The monthly processing date on or next following date of receipt of your written request or

    - The date of approval of your written request, if evidence of insurability is required

INCREASES -- You must submit with your written request for an increase satisfactory evidence of insurability. The consent of the Insured is also required whenever the Face Amount is increased. An increase in Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches age 85. A written request for an increase must include a payment if the policy value less debt is less than the sum of three minimum monthly payments

We will also compute a new surrender charge based on the amount of the increase. An increase in the Face Amount will increase the insurance protection amount and, therefore, the Monthly Insurance Protection charges. After increasing the Face Amount, you will have the right, during a free-look period, to have the increase canceled. See THE POLICY -- "Free-Look Period." If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

DECREASES -- You may decrease the Face Amount by written request. The minimum amount for a decrease in Face Amount is $10,000. The minimum Face Amount required after a decrease is $50,000. If

    - you have chosen the Guideline Premium Test and the Policy would not comply with the maximum payment limitations under federal tax law; and

    - If you have previously made payments in excess of the amount allowed for the lower Face Amount, then the excess payments will first be used to repay Outstanding Loans, if any. If there are any remaining excess payments, we will pay any such excess to you. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will lower the insurance protection amount and, therefore, the Monthly Insurance Protection charge. In computing the Monthly Insurance Protection charge, a decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount

On a decrease in the Face Amount, we will deduct from the Policy Value, if applicable, any surrender charge. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro-rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted.

POLICY VALUE

The Policy Value is the total value of your Policy. It is the SUM of:

    - Your accumulation in the Fixed Account PLUS

    - The value of your units in the sub-accounts

There is no guaranteed minimum Policy Value. Policy Value on any date depends on variables that cannot be predetermined.

Your Policy Value is affected by the:

    - Frequency and amount of your net payments

    - Interest credited in the Fixed Account

    - Investment performance of your sub-accounts

    - Partial withdrawals

    - Loans, loan repayments and loan interest paid or credited

    - Charges and deductions under the Policy

    - Death Benefit Option

COMPUTING POLICY VALUE -- We compute the Policy Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Policy Value is:

    - Accumulations in the Fixed Account, MINUS

    - The Monthly Deductions due

On each Valuation Date after the Date of Issue, the Policy Value is the SUM of:

    - Accumulations in the Fixed Account PLUS

    - The SUM of the PRODUCTS of:

       - The number of units in each sub-account TIMES

       - The value of a unit in each sub-account on the Valuation Date

THE UNIT -- We allocate each net payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the Policy is the QUOTIENT of:

    - That part of the net payment allocated to the sub-account DIVIDED BY

    - The dollar value of a unit on the Valuation Date the payment is received at our Principal Office.

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from Valuation Date to Valuation Date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first Valuation Date of each sub-account. The value of a unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the unit on the preceding Valuation Date TIMES

    - The net investment factor

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:

    - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY

    - The value of that sub-account's assets at the beginning of the valuation period

The net investment factor may be greater or less than one.

PAYMENT OPTIONS

The Net Death Benefit payable may be paid in a single sum or under one or more of the payment options then offered by the Company. See APPENDIX C -- PAYMENT OPTIONS. These payment options also are available at the Final Payment Date or if the Policy is surrendered. If no election is made, we will pay the Net Death Benefit in a single sum.

OPTIONAL INSURANCE BENEFITS

You may add optional insurance benefits to the Policy by Rider, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS. The cost of certain optional insurance benefits becomes part of the Monthly Deduction.

SURRENDER

You may surrender the Policy and receive its surrender value. The surrender value is:

    - The Policy Value MINUS

    - Any Outstanding Loan and surrender charges

We will compute the surrender value on the Valuation Date on which we receive the Policy with a written request for surrender. We will deduct a surrender charge if you surrender the Policy within 10 full Policy years of the Date of Issue or increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The surrender value may be paid in a lump sum or under a payment option then offered by us. See APPENDIX C -- PAYMENT OPTIONS. We will normally pay the surrender value within seven days following our receipt of written request. We may delay benefit payments under the circumstances described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

After the first Policy year, you may withdraw part of the surrender value of your Policy on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the Fixed Account. If you do not provide allocation instructions, we will make a pro-rata allocation. Each partial withdrawal must be at least $500. Under both Level Death Benefit Options, the Face Amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce Death Benefit Option 1 and 3 Face Amount below $40,000. On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs. See CHARGES AND DEDUCTIONS -- "Partial Withdrawal Costs." We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose certain options under the Policy.

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application is within the following class of individuals:

All employees of First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); directors of First Allmerica and its affiliates and subsidiaries; all employees and registered representatives of any broker-dealer that has entered into a sales agreement with us or Allmerica Investments, Inc. to sell the Policies and any spouses of the above persons or any children of the above persons.

DEDUCTIONS FROM PAYMENTS

From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

    - Premium tax charge of 2.35% currently

    - Deferred Acquisition Costs ("DAC tax") charge of 1.0%

    - Front-End Sales Load charge of 3.0%

The 2.35% premium tax charge approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.00%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The 1.00% DAC tax deduction helps reimburse us for approximate expenses incurred from federal taxes for deferred acquisition costs ("DAC taxes") of the Policies. We deduct the 3.00% Front-End Sales Load charge from each payment to partially compensate us for Policy sales expenses.

We reserve the right to increase or decrease the premium tax deduction or DAC tax deduction to reflect changes in our expenses for premium taxes or DAC taxes. The 3.0% Front-End Sales Load charge will not change, even if sales expenses change.

MONTHLY CHARGES (THE MONTHLY DEDUCTION)

On each monthly processing date, we will deduct certain monthly charges (the "Monthly Deduction") from Policy Value. You may allocate the Monthly Deduction to any number of sub-accounts. If you make no allocation, we will make a pro-rata allocation. If the sub-accounts you chose do not have sufficient funds to cover the Monthly Deduction, we will make a pro-rata allocation.

The following charges comprise the Monthly Deduction:

    - MONTHLY INSURANCE PROTECTION CHARGE -- Before the Final Payment Date, we will deduct a Monthly Insurance Protection charge from your Policy Value. This charge is the cost for insurance protection under the Policy.

We deduct the Monthly Insurance Protection charge on each monthly processing date starting with the Date of Issue. We will deduct no Monthly Insurance Protection charges on or after the Final Payment Date.

    - MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured for each $1,000 of the Policy's Face Amount. See Appendix G.

    - MONTHLY ADMINISTRATION FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

    - MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is based on the Policy Value in the sub-accounts as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. The charge will continue to be assessed after the Final Payment Date.

This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed those compensated by the administrative charges in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

    - MONTHLY RIDER CHARGES -- RIDER CHARGES WILL VARY DEPENDING UPON THE RIDERS SELECTED, AND BY THE SEX, UNDERWRITING CLASSIFICATION OF THE INSURED.

COMPUTING INSURANCE PROTECTION CHARGES

We designed the Monthly Insurance Protection charge to compensate us for the anticipated cost of paying Net Death Benefits under the Policies. The charge is computed monthly. Monthly Insurance Protection charges can vary depending upon the Death Benefit Option you select. Monthly Insurance Protection Charges will also be different for the initial Face Amount, any increases in Face Amount, and for that part of the death benefit subject to the Guideline Minimum Death Benefit.

DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 3


INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate TIMES

    - the DIFFERENCE between

       - the initial Face Amount AND

       - the Policy Value (MINUS any Rider charges) at the beginning of the Policy month.

Under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge decreases as the Policy Value increases (if the Guideline Minimum Death Benefit is not in effect).

Increases in Face Amount. For each increase in Face Amount under Death Benefit Option 1 or Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the increase TIMES

    - the DIFFERENCE between

    - the increase in Face Amount AND

    - any Policy Value (MINUS any Rider charges) IN EXCESS OF than the initial Face Amount at the beginning of the Policy month and not allocated to a prior increase.


GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 1 or Death Benefit Option 3, this Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate for the initial Face Amount times

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the GREATER of the Face Amount or the Policy Value.


We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "CHANGE IN FACE AMOUNT: DECREASES"


DEATH BENEFIT OPTION 2


INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the product of:


    - the insurance protection rate TIMES

    - the initial Face Amount.


INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the product of:


    - the insurance protection rate for the increase TIMES

    - the increase in Face Amount.


GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum

Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 2, this Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the Face Amount PLUS the Policy Value.

We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "CHANGE IN FACE AMOUNT: DECREASES."

INSURANCE PROTECTION CHARGES -- We base insurance protection rates on the:

    - Male, female or blended unisex rate table

    - Age and underwriting class of the Insured

    - Effective date of an increase or date of any Rider

For unisex Policies, sex-distinct rates do not apply. For the initial Face Amount, the insurance protection rates are based on your age at the beginning of each Policy year. For an increase in Face Amount or for a Rider, the insurance protection rates are based on your age on each anniversary of the effective date of the increase or Rider. We base the current insurance protection rates on our expectations as to future mortality experience. Rates will not, however, be greater than the guaranteed insurance protection rates set forth in the Policy. These guaranteed rates will never exceed on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the insurance protection rates will apply to all Insureds of the same age, sex and underwriting class whose Policies have been in force for the same period.

The underwriting class of an Insured will affect the insurance protection rates. We currently place Insureds into preferred underwriting classes, standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: smokers and non-smokers. We will place an Insured under age 18 at the Date of Issue in a standard or non-standard underwriting class. We will then classify the Insured as a smoker at age 18 unless we receive satisfactory evidence that the Insured is a non-smoker. Prior to the Insured's age 18, we will give you notice of how the Insured may be classified as a non-smoker.

We compute the insurance protection rate separately for the initial Face Amount and for any increase in Face Amount. However, if the Insured's underwriting class improves on an increase, the lower insurance protection rate will apply to the total Face Amount.

FUND EXPENSES


The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the funds whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the Trust, Fidelity VIP, Janus Aspen, KVS, and T. Rowe Price contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

SURRENDER CHARGE

A surrender charge may apply only on a full surrender or decrease in Face Amount of the Policy within ten years of the Date of Issue or of an increase in Face Amount. We compute the surrender charge on Date of Issue and on any increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount or increase in Face Amount. SEE APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

For the purposes of calculating the surrender charge, the factors used to compute the maximum surrender charges vary with the sex (Male, Female, or Unisex), underwriting class (Smoker or Nonsmoker), and age of the Insured. The maximum surrender charge, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. Under a $100,000 Policy for this individual, the maximum surrender charge would be equal to $5,343 (53.43 X 100). If the Policy is surrendered during the first Policy year, the surrender charge would be equal to the maximum of $5,343. However, the surrender charge decreases by 1/9th each Policy year. For example, if this Policy is surrendered during the sixth Policy year, the surrender charge would be $2,375. For more information, see APPENDIX
E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If more than one surrender charge is in effect because of one or more increases in Face Amount, we will apply the surrender charges in "inverse order." This means we will apply surrender and partial withdrawal charges (described below) in this order:

    - First, the most recent increase

    - Second, the next most recent increases

    - Third, the initial Face Amount.

A surrender charge may be deducted on a decrease in the Face Amount. On a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. The fraction is the PRODUCT of:

    - the decrease DIVIDED by the current Face Amount TIMES

    - the surrender charge

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, we will deduct a proportionate share of the surrender charge for that increase or for the initial Face Amount.

The surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, Policy administration, and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

PARTIAL WITHDRAWAL COSTS

For each partial withdrawal, we deduct a transaction fee of 2% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

A partial withdrawal charge may also be deducted from Policy Value. However, in an Policy year, you may withdraw, without a partial withdrawal charge, up to:

    - 10% of the Policy Value MINUS

    - the total of any prior free withdrawals in the same Policy year ("Free 10% Withdrawal").

The right to make the Free 10% Withdrawal is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in the second Policy year, the amount you could withdraw in future Policy years would not be increased by the amount you did not withdraw in the second Policy year.

We impose the partial withdrawal charge on any withdrawal greater than the Free 10% Withdrawal. The charge is 5.0% of the excess withdrawal, up to the amount of the outstanding surrender charge. We will reduce the Policy's outstanding surrender charge by the amount of the partial withdrawal charge. The partial withdrawal charge deducted will decrease existing surrender charges in "inverse order," as described above under "Surrender Charge." If no surrender charge applies to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

TRANSFER CHARGES

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

Each of the following transfers of Policy Value from the sub-accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Policy year:

    - A conversion within the first 24 months from Date of Issue or increase

    - A transfer to the Fixed Account to secure a loan

    - A reallocation of Policy Value within 20 days of the Date of Issue

    - Dollar-Cost Averaging Option and Automatic Rebalancing Option

OTHER ADMINISTRATIVE CHARGES

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

    - Changing net payment allocation instructions

    - Changing the allocation of Monthly Insurance Protection charges among the various sub-accounts and the Fixed Account

    - Providing a projection of values

We do not currently charge for these costs. Any future charge is guaranteed not to exceed $25 per transaction.

                                  POLICY LOANS

You may borrow money secured by your Policy Value at any time. There is no minimum loan amount. The total amount you may borrow, including any Outstanding Loan, is the loan value. The loan value is 90% of:

    - the Policy Value MINUS

    - any surrender charges

We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER POLICY PROVISIONS -- "Delay of Payments."

We will allocate the loan among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer Policy Value in each sub-account equal to the Policy loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.

Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The current annual interest rate charged by the Company is 4.80%. The current annual rate of interest charged on loans may change, but is guaranteed not to exceed 6.00%.

PREFERRED LOAN OPTION


The preferred loan option is automatically available to you, unless you request otherwise. You may change a preferred loan to a non-preferred loan at any time upon written request. A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit Rider. Any part of the Outstanding Loan that represents earnings under the Policy may be treated as a preferred loan. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. You should consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).


Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The current annual loan interest rate charged by the Company for Preferred Loans is 4.00%. The current annual rate of interest charged on preferred loans may change, but is guaranteed not to exceed 4.50%.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Policy lapse. We will allocate that part of the Policy Value in the Fixed Account that secured a repaid loan to the sub-accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Policy Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Policy Value previously transferred from the Variable Account to secure the Outstanding Loan.

If the Outstanding Loan exceeds the amount needed to pay the policy value less the next monthly deductions, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT. The foreclosure of an Outstanding Loan will terminate the optional Guaranteed Death Benefit Rider.

EFFECT OF POLICY LOANS

Policy loans will permanently affect the Policy Value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the Policy Value in the Fixed Account that secures the loan.

We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

Unless the Guaranteed Death Benefit Rider is in effect, the Policy will terminate if:

    - Policy Value is insufficient to cover the next Monthly Deduction plus loan interest accrued OR

    - Outstanding Loans exceed the Policy Value

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any monthly charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.

During the first 48 Policy months following the Date of Issue or an increase in the Face Amount, a guarantee may apply to prevent the Policy from terminating because of insufficient Policy value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal costs, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the Face Amount, underwriting reclassifications, or the addition or deletion of a Rider. Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.

If the optional Guaranteed Death Benefit Rider is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "Guaranteed Death Benefit Rider."

REINSTATEMENT

A terminated Policy may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the monthly processing date following the date you submit to us:

    - Written application for reinstatement

    - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and

    - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable

Policies which have been surrendered may not be reinstated.

MINIMUM AMOUNT PAYABLE -- If reinstatement is requested when less than 48 Monthly Deductions have been paid since the Date of Issue or increase in the Face Amount, you must pay for the lesser of three minimum monthly premiums and three Monthly Deductions.

If you request reinstatement more than 48 Monthly Processing Dates from the Date of Issue or increase in the Face Amount, you must pay 3 monthly deductions. Surrender Charge -- The surrender charge on the date of reinstatement is the surrender charge that was in effect on the date of termination.

POLICY VALUE ON REINSTATEMENT -- The Policy Value on the date of reinstatement is:

    - The net payment made to reinstate the Policy and interest earned from the date the payment was received at our Principal Office PLUS

    - The Policy Value less any Outstanding Loan on the date of default (not to exceed the surrender charge on the date of reinstatement) MINUS

    - The Monthly Deductions due on the date of reinstatement

You may reinstate any Outstanding Loan.

                            OTHER POLICY PROVISIONS

POLICY OWNER

The Policy Owner is the Insured unless another Policy owner has been named in the application or enrollment form. As Policy owner, you are entitled to exercise all rights under your Policy while the Insured is alive, with the consent of any irrevocable beneficiary. The consent of the Insured is required whenever the Face Amount is increased.

BENEFICIARY

The beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the Insured dies. While the Insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the Insured dies, the Policy owner (or the Policy owner's estate) will be the beneficiary. If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the Insured will pass to surviving beneficiaries proportionally.

ASSIGNMENT

You may assign a Policy as collateral or make an absolute assignment. All Policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING POLICY PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE POLICY

We cannot challenge the validity of your Policy if the Insured was alive after the Policy had been in force for two years from the Date of Issue. Also, we cannot challenge the validity of any increase in the Face Amount if the Insured was alive after the increase was in force for two years from the effective date of the increase.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, we will pay the beneficiary all payments made for the Policy, without interest, less any Outstanding Loan and partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from any increase in Face Amount, we will not recognize the increase. We will pay to the beneficiary the Monthly Insurance Protection charges plus monthly expense charges paid for the increase.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex is not correctly stated in the Policy application or enrollment form, we will adjust benefits under the Policy to reflect the correct age and sex. The adjusted benefit will be the benefit that the most recent Monthly Insurance Protection charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the Guideline Minimum Death Benefit. For a unisex Policy, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Policy loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings

    - The SEC restricts trading on the New York Stock Exchange

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Policies. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Policy owner is a corporation or the trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes respecting the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account.

Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE POLICIES

We believe that the Policies described in this Prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the relationship of the Policy Value to the death benefit. So long as the Policies are life insurance contracts, the Net Death Benefits of the Policies are excludable from the gross income of the beneficiaries. Also, any increase in Policy Value is not taxable until received by you or your designee (but see "Modified Endowment Policies").

Federal tax law requires that the investment of each sub-account funding the Policies be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the funds, we believe that the funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Policy owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Policies or our administrative rules may be modified as necessary to prevent a Policy owner from being considered the owner of the assets of the Variable Account.

A surrender, partial withdrawal, change in Death Benefit Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. Within the first fifteen Policy years, a distribution of cash required under Section 7702 of the Code because of a reduction of benefits under the Policy will be taxed to the Policy owner as ordinary income respecting any investment earnings. Federal, state and local income, estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, policy owner or beneficiary.

POLICY LOANS


We believe that non-preferred loans received under the Policy will be treated as an indebtedness of the Policy Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Policy Owner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the Internal Revenue Service ("IRS") as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.


Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT POLICIES

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, a Policy may be considered a "modified endowment contract" if:

Total payments during the first seven Policy years (or within seven years of a material change in the Policy) EXCEED

    - The total net level payments payable had the Policy provided for paid-up future benefits after making seven level annual payments.

In addition, if benefits are reduced at anytime during the life of the policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the surrender value exceeds the policy owner's investment in the Policy. Any other amounts will be treated as a return of capital up to the Policy Owner's basis in the Policy. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled,

    - Made after the taxpayer attains age 59 1/2, or

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

All modified endowment contracts issued by the same insurance company to the same policy owner during any calendar year will be treated as a single modified endowment contract in computing taxable distributions.

Currently, we review each Policy when payments are received to determine if the payment will render the Policy a modified endowment contract. If a payment would so render the Policy, we will notify you of the option of requesting a refund of the excess payment. The refund process must be completed within 60 days after the Policy anniversary or the Policy will be permanently classified as a modified endowment contract.

                                 VOTING RIGHTS

Where the law requires, we will vote fund shares that each sub-account holds according to instructions received from Policy Owners with Policy Value in the sub-account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Policies, we reserve the right to do so.

We will provide each person having a voting interest in a fund with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the Variable Account that does not relate to the Policies.

We will compute the number of votes that a Policy owner has the right to instruct on the record date established for the fund. This number is the quotient of:

    - Each Policy Owner's Policy Value in the sub-account divided by

    - The net asset value of one share in the fund in which the assets of the sub-account are invested

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996), Vice President (since 1984)
  Director                            and Assistant Secretary (since 1992) of First
                                      Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica.

Mary Eldridge                         Secretary (since 1999) of First Allmerica; Secretary
  Secretary                           (since 1999) of Allmerica Investments, Inc.; and
                                      Secretary (since 1999) of Allmerica Financial
                                      Investment Management Services, Inc.

J. Kendall Huber                      Director, Vice President and General Counsel of First
  Director, Vice President and        Allmerica (since 2000); Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President & Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation.

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief  and Vice President (since 1991) of First Allmerica;
  Investment Officer                  Vice President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.; and President
                                      (since 1995) and Director (since 1996) of Allmerica
                                      Asset Management, Inc.

J. Barry May                          Director (since 1996) of First Allmerica; Director
  Director                            and President (since 1996) of The Hanover Insurance
                                      Company; and Vice President (1993 to 1996) of The
                                      Hanover Insurance Company

James R. McAuliffe                    Director (since 1996) of First Allmerica; Director
  Director                            (since 1992), President (since 1994) and Chief
                                      Executive Officer (since 1996) of Citizens Insurance
                                      Company of America

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.;
                                      Associate, Investment Banking (1995) of Salomon
                                      Brothers, Inc.; Treasurer (since 2000) of Allmerica
                                      Investments, Inc., Allmerica Asset Management, Inc.
                                      and Allmerica Financial Investment Management
                                      Services, Inc.

John F. O'Brien                       Allmerica; director (since 1989) of Allmerica
  Director and Chairman of the Board  Investments, Inc. of the Board Director, President
                                      and Chief Executive Officer (since 1989) of First
                                      Allmerica

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President Chief      Vice President (since 1993), and Treasurer
  Financial Officer                   (1993-2000) of First Allmerica

Richard M. Reilly                     Director (since 1996) and Vice President (since 1990)
  Director, President and Chief       of First Allmerica; President (since 1995) of
  Executive Officer                   Allmerica Financial Life Insurance and Annuity
                                      Company; Director (since 1990) of Allmerica
                                      Investments, Inc.; and Director and President (since
                                      1998) of Allmerica Financial Investment Management
                                      Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director                            Allmerica; Director (since 1998) of The Hanover
                                      Insurance Company; Chief Executive Officer (1996 to
                                      1998) of Travelers Property & Casualty; Senior Vice
                                      President (1993 to 1996) of Aetna Life & Casualty
                                      Company

Eric A. Simonsen                      Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica; Director (since 1991) of
                                      Allmerica Investments, Inc.; and Director (since
                                      1991) of Allmerica Financial Investment Management
                                      Services, Inc.


                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect wholly owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Policies. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Broker-dealers sell the Policies through their registered representatives who are appointed by us.

We pay to broker-dealers who sell the Policy commissions based on a commission schedule. After the Date of Issue or an increase in Face Amount, commissions will be 90% of the first-year payments up to a payment amount we established and 4.00% of any excess. Commissions will be 4.00% for subsequent payments in Years 2-10, and 2% for Years 11 and over. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.

                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Policy, including:

    - Payments

    - Changes in Face Amount

    - Changes in death benefit option

    - Transfers among Sub-Accounts and the Fixed Account

    - Partial withdrawals

    - Increases in loan amount or loan repayments

    - Lapse or termination for any reason

    - Reinstatement


We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Policy year. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. It will also set forth the status of the death benefit, Policy Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Policy loans. We will send you reports containing financial statements and other information for the Variable Account, the Trust, Fidelity VIP and T. Rowe Price as the 1940 Act requires.


                               LEGAL PROCEEDINGS

There are no pending legal proceedings involving the Variable Account or its assets. The Company and Allmerica Investments, Inc. are not involved in any litigation that is materially important to their total assets.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the fund are no longer available for investment or

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Policy interest in a sub-account without notice to Policy Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other policies or allow a conversion between policies on a Policy Owner's request.

We reserve the right to establish additional sub-accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

Shares of the funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity contracts ("mixed funding"). Shares of the Portfolios of Fidelity VIP and T. Rowe Price are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. The Company, the Trust, Fidelity VIP and T. Rowe Price do not believe that mixed funding is currently disadvantageous to either variable life insurance Policy Owners or variable annuity Policy Owners. The Company and the Trustees will monitor events to identify any material conflicts among Policy Owners because of mixed and shared funding. If the Trustees conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

We may change the Policy to reflect a substitution or other change and will notify Policy Owners of the change. Subject to any approvals the law may require, the Variable Account or any sub-accounts may be:

    - Operated as a management company under the 1940 Act

    - Deregistered under the 1940 Act if registration is no longer required or

    - Combined with other sub-accounts or our other separate accounts

                              FURTHER INFORMATION

We have filed a 1933 Act registration statement for this offering with the SEC. Under SEC rules and regulations, we have omitted from this Prospectus part of the registration statement and amendments. Statements contained in this Prospectus are summaries of the Policy and other legal documents. The complete documents and omitted information may be obtained from the SEC's Principal Office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the Variable Account. For complete details on the Fixed Account, read the Policy itself. The Fixed Account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the Fixed Account. The SEC has not reviewed the disclosures in this section of the Prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.


FIXED ACCOUNT INTEREST AND POLICY LOANS


We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the Fixed Account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.

Policy loans may also be made from the Policy Value in the Fixed Account. We will credit that part of the Policy Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0%.

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at our then current interest rate. The rate applied will be at least equal to the rate required by state law for deferment of payments. Amounts from the Fixed Account used to make payments on policies that we or our affiliates issue will not be delayed.

SURRENDERS, PARTIAL WITHDRAWALS AND TRANSFERS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed. On a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from Policy Value allocated to the Fixed Account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we may deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Variable Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                   APPENDIX A
                 GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE

              (DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2)

Under Death Benefit Option 1 and Death Benefit Option 2, the Guideline Minimum Death Benefit is a percentage of the Policy Value as set forth below:

                    GUIDELINE MINIMUM DEATH BENEFIT FACTORS

                                                            Percentage of
Attained Age                                                Policy Value
------------                                                -------------
    40 and under..........................................      250%
    41....................................................      243%
    42....................................................      236%
    43....................................................      229%
    44....................................................      222%
    45....................................................      215%
    46....................................................      209%
    47....................................................      203%
    48....................................................      197%
    49....................................................      191%
    50....................................................      185%
    51....................................................      178%
    52....................................................      171%
    53....................................................      164%
    54....................................................      157%
    55....................................................      150%
    56....................................................      146%
    57....................................................      142%
    58....................................................      138%
    59....................................................      134%
    60....................................................      130%
    61....................................................      128%
    62....................................................      126%
    63....................................................      124%
    64....................................................      122%
    65....................................................      120%
    66....................................................      119%
    67....................................................      118%
    68....................................................      117%
    69....................................................      116%
    70....................................................      115%
    71....................................................      113%
    72....................................................      111%
    73....................................................      109%
    74....................................................      107%
    75 - 90...............................................      105%
    91....................................................      104%
    92....................................................      103%
    93....................................................      102%
    94....................................................      101%
    95 and above..........................................      100%

                                   APPENDIX B
                          OPTIONAL INSURANCE BENEFITS

This Appendix provides only a summary of other insurance benefits available by Rider for an additional charge. For more information, contact your representative.

WAIVER OF PREMIUM RIDER

This Rider provides that, during periods of total disability continuing more than four months, we will add to the Policy Value each month an amount you selected or the amount needed to pay the Monthly Insurance Protection charges, whichever is greater. This amount will keep the Policy in force. This benefit is subject to our maximum issue benefits. Its cost will change yearly.

OTHER INSURED RIDER

This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "other Insured" to convert the coverage to a flexible premium adjustable life insurance policy.

TERM LIFE INSURANCE RIDER

This Rider provides an additional term insurance benefit for the primary
Insured.

GUARANTEED DEATH BENEFIT RIDER

This Rider, which is available only at issue, (a) guarantees that your Policy will not lapse regardless of the Performance of the Variable Account and (b) provides a guaranteed Net Death Benefit.

Certain Riders May Not Be Available In All States.

                                   APPENDIX C
                                PAYMENT OPTIONS

PAYMENT OPTIONS

On written request, the surrender value or all or part of any payable Net Death Benefit may be paid under one or more payment options then offered by the Company. If you do not make an election, we will pay the benefits in a single sum. If a payment Level Death Benefit Options selected, the beneficiary may pay to us any amount that would otherwise be deducted from the death benefit. A certificate will be provided to the payee describing the payment option selected.

The amounts payable under a payment option are paid from the general account. These amounts are not based on the investment experience of the Variable Account.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policy Owner and beneficiary provisions, any option selection may be changed before the Net Death Benefit becomes payable. If you make no selection, the beneficiary may select an option when the Net Death Benefit becomes payable.

                                   APPENDIX D
                 ILLUSTRATIONS OF DEATH BENEFIT, POLICY VALUES
                            AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which the Policy's death benefit and Policy Value could vary over an extended period of time. ON REQUEST, WE WILL PROVIDE A COMPARABLE ILLUSTRATION BASED ON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASS, AND THE REQUESTED FACE AMOUNT, DEATH BENEFIT OPTION AND RIDERS.

ASSUMPTIONS

The tables illustrate a Policy issued to a male, Age 30, under a standard Underwriting Class and qualifying for the non-smoker discount, and a Policy issued to a male, Age 45, under a standard Underwriting Class and qualifying for the non-smoker discount. In each case, one table illustrates the guaranteed cost of insurance rates and the other table illustrates the current costs of insurance rates as presently in effect.

The tables assume that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).


The tables assumed that all premiums are allocated to and remain in the Variable Account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rate of 0%, 6%, and 12%. The second column of the tables show the amount which would accumulate if premiums paid were invested each year to earn interest (after taxes) at 5%, compounded annually.


The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values also would be different depending on the allocation of the Policy's total Policy Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown in the tables take into account the deduction of the payment expense charge from premiums and the monthly deduction from Policy Value.

EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.90% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 1999, ranged from an annual rate of 0.29% to an annual rate of 1.92% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.90% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Until further notice, Allmerica Financial Investment Management Services, Inc. (AFIMS) has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund, and 0.60% for Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.



Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.



Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Kemper Technology Growth Portfolio of KVS to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense cap for Kemper Technology Growth Portfolio of KVS, management fees, other expenses, and total operating expenses would have been 0.75%, 0.44%, and 1.19%, respectively.



The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


NET ANNUAL RATES OF INVESTMENT

Applying the average Fund advisory fees and operating expenses of 0.90% of average net assets, in the Current Cost of Insurance Charges tables the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -0.90%, 5.10% and 11.10%. In the Guaranteed Cost of Insurance Charges tables, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -0.90%, 5.10% and 11.10%, respectively.

The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and cash values, the gross annual investment rates of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges. The second column of the tables shows the amount that would accumulate if the Guideline Annual Premium were invested to earn interest (after taxes) at 5%, compounded annually.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

             PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
            PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
             INTEREST    -----------------------------  -----------------------------  ----------------------------------
 CONTRACT     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
   YEAR    PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 --------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
    1          1,092           0        659     75,659         0        708    75,708           0          757     75,757
    2          2,239           0      1,313     76,313       101      1,452    76,452         246        1,597     76,597
    3          3,443         774      1,956     76,956     1,047      2,229    77,229       1,344        2,526     77,526
    4          4,707       1,578      2,591     77,591     2,030      3,043    78,043       2,541        3,554     78,554
    5          6,034       2,373      3,218     78,218     3,051      3,895    78,895       3,848        4,693     79,693
    6          7,428       3,161      3,836     78,836     4,112      4,787    79,787       5,277        5,953     80,953
    7          8,891       3,934      4,441     79,441     5,209      5,716    80,716       6,836        7,342     82,342
    8         10,428       4,696      5,034     80,034     6,346      6,684    81,684       8,539        8,877     83,877
    9         12,041       5,444      5,613     80,613     7,522      7,691    82,691      10,400       10,569     85,569
   10         13,735       6,179      6,179     81,179     8,741      8,741    83,741      12,438       12,438     87,438
   11         15,514       6,902      6,902     81,902    10,017     10,017    85,017      14,699       14,699     89,699
   12         17,382       7,613      7,613     82,613    11,352     11,352    86,352      17,205       17,205     92,205
   13         19,343       8,306      8,306     83,306    12,742     12,742    87,742      19,975       19,975     94,975
   14         21,402       8,986      8,986     83,986    14,196     14,196    89,196      23,045       23,045     98,045
   15         23,564       9,649      9,649     84,649    15,712     15,712    90,712      26,442       26,442    101,442
   16         25,834      10,295     10,295     85,295    17,295     17,295    92,295      30,204       30,204    105,204
   17         28,218      10,923     10,923     85,923    18,945     18,945    93,945      34,369       34,369    109,369
   18         30,721      11,531     11,531     86,531    20,663     20,663    95,663      38,979       38,979    113,979
   19         33,349      12,117     12,117     87,117    22,452     22,452    97,452      44,082       44,082    119,082
   20         36,108      12,682     12,682     87,682    24,315     24,315    99,315      49,731       49,731    124,731
 Age 60       72,551      16,777     16,777     91,777    47,447     47,447   122,447     153,003      153,003    228,003
 Age 65       98,630      17,195     17,195     92,195    62,285     62,285   137,285     260,449      260,449    335,449
 Age 70      131,913      15,672     15,672     90,672    79,062     79,062   154,062     439,382      439,382    514,382
 Age 75      174,393      11,120     11,120     86,120    96,947     96,947   171,947     737,450      737,450    812,450

(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

             PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%               HYPOTHETICAL 12%
            PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
             INTEREST    -----------------------------  -----------------------------  -----------------------------
 CONTRACT     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH
   YEAR    PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT
 --------  ------------  ---------  ---------  -------  ---------  ---------  -------  ---------  ---------  -------
    1          1,092           0        611    75,611          0        658    75,658         0        705    75,705
    2          2,239           0      1,211    76,211          0      1,344    76,344       132      1,483    76,483
    3          3,443         618      1,799    76,799        876      2,058    77,058     1,157      2,339    77,339
    4          4,707       1,362      2,375    77,375      1,787      2,800    77,800     2,269      3,282    78,282
    5          6,034       2,094      2,938    77,938      2,727      3,571    78,571     3,474      4,318    79,318
    6          7,428       2,811      3,487    78,487      3,696      4,371    79,371     4,782      5,457    80,457
    7          8,891       3,514      4,021    79,021      4,694      5,201    80,201     6,203      6,710    81,710
    8         10,428       4,201      4,539    79,539      5,721      6,059    81,059     7,747      8,085    83,085
    9         12,041       4,871      5,040    80,040      6,778      6,947    81,947     9,426      9,595    84,595
   10         13,735       5,524      5,524    80,524      7,864      7,864    82,864    11,252     11,252    86,252
   11         15,514       6,159      6,159    81,159      8,993      8,993    83,993    13,269     13,269    88,269
   12         17,382       6,774      6,774    81,774     10,163     10,163    85,163    15,490     15,490    90,490
   13         19,343       7,368      7,368    82,368     11,375     11,375    86,375    17,937     17,937    92,937
   14         21,402       7,939      7,939    82,939     12,629     12,629    87,629    20,631     20,631    95,631
   15         23,564       8,488      8,488    83,488     13,927     13,927    88,927    23,599     23,599    98,599
   16         25,834       9,011      9,011    84,011     15,268     15,268    90,268    26,868     26,868   101,868
   17         28,218       9,508      9,508    84,508     16,653     16,653    91,653    30,468     30,468   105,468
   18         30,721       9,977      9,977    84,977     18,082     18,082    93,082    34,434     34,434   109,434
   19         33,349      10,417     10,417    85,417     19,555     19,555    94,555    38,804     38,804   113,804
   20         36,108      10,826     10,826    85,826     21,072     21,072    96,072    43,618     43,618   118,618
 Age 60       72,551      12,324     12,324    87,324     38,058     38,058   113,058   128,505    128,505   203,505
 Age 65       98,630      10,123     10,123    85,123     46,620     46,620   121,620   213,114    213,114   288,114
 Age 70      131,913       4,174      4,174    79,174     52,980     52,980   127,980   349,274    349,274   424,274
 Age 75      174,393           0          0    67,074     53,558     53,558   128,558   568,093    568,093   643,093

(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

             PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                HYPOTHETICAL 12%
            PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
             INTEREST    -----------------------------  -----------------------------  -------------------------------
 CONTRACT     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH   SURRENDER   POLICY      DEATH
   YEAR    PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)   BENEFIT
 --------  ------------  ---------  ---------  -------  ---------  ---------  -------  ---------  ---------  ---------
    1          6,330           0      4,234    250,000         0      4,529   250,000         0      4,825     250,000
    2         12,977       1,789      8,347    250,000     2,646      9,203   250,000     3,540     10,097     250,000
    3         19,957       6,605     12,343    250,000     8,296     14,034   250,000    10,132     15,870     250,000
    4         27,285      11,321     16,240    250,000    14,127     19,045   250,000    17,297     22,215     250,000
    5         34,980      15,952     20,051    250,000    20,160     24,259   250,000    25,112     29,211     250,000
    6         43,059      20,503     23,782    250,000    26,412     29,691   250,000    33,654     36,933     250,000
    7         51,543      24,981     27,440    250,000    32,900     35,360   250,000    43,010     45,469     250,000
    8         60,450      29,383     31,022    250,000    39,633     41,273   250,000    53,269     54,909     250,000
    9         69,803      33,703     34,523    250,000    46,617     47,437   250,000    64,527     65,346     250,000
   10         79,624      37,936     37,936    250,000    53,861     53,861   250,000    76,891     76,891     250,000
   11         89,935      42,391     42,391    250,000    61,771     61,771   250,000    90,983     90,983     250,000
   12        100,763      46,732     46,732    250,000    70,027     70,027   250,000   106,617    106,617     250,000
   13        112,131      50,939     50,939    250,000    78,635     78,635   250,000   123,967    123,967     250,000
   14        124,068      55,008     55,008    250,000    87,615     87,615   250,000   143,244    143,244     250,000
   15        136,602      58,937     58,937    250,000    96,993     96,993   250,000   164,693    164,693     250,000
   16        149,763      62,704     62,704    250,000   106,781    106,781   250,000   188,585    188,585     250,000
   17        163,581      66,347     66,347    250,000   117,044    117,044   250,000   215,178    215,178     275,428
   18        178,091      69,861     69,861    250,000   127,813    127,813   250,000   244,644    244,644     308,251
   19        193,326      73,241     73,241    250,000   139,129    139,129   250,000   277,295    277,295     343,846
   20        209,322      76,496     76,496    250,000   151,041    151,041   250,000   313,485    313,485     382,452
 Age 60      136,602      58,937     58,937    250,000    96,993     96,993   250,000   164,693    164,693     250,000
 Age 65      209,322      76,496     76,496    250,000   151,041    151,041   250,000   313,485    313,485     382,452
 Age 70      302,134      90,033     90,033    250,000   221,195    221,195   256,586   561,821    561,821     651,712
 Age 75      420,588      97,859     97,859    250,000   312,061    312,061   333,905   976,977    976,977   1,045,365

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

             PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%               HYPOTHETICAL 12%
            PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
             INTEREST    -----------------------------  -----------------------------  -----------------------------
 CONTRACT     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH
   YEAR    PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT
 --------  ------------  ---------  ---------  -------  ---------  ---------  -------  ---------  ---------  -------
    1          6,330           0      3,651    250,000         0      3,928   250,000         0      4,206   250,000
    2         12,977         637      7,195    250,000     1,422      7,980   250,000     2,243      8,801   250,000
    3         19,957       4,891     10,629    250,000     6,420     12,158   250,000     8,085     13,823   250,000
    4         27,285       9,033     13,952    250,000    11,549     16,467   250,000    14,401     19,319   250,000
    5         34,980      13,059     17,158    250,000    16,808     20,907   250,000    21,235     25,333   250,000
    6         43,059      16,967     20,246    250,000    22,203     25,482   250,000    28,645     31,924   250,000
    7         51,543      20,744     23,203    250,000    27,728     30,187   250,000    36,684     39,143   250,000
    8         60,450      24,379     26,019    250,000    33,378     35,017   250,000    45,413     47,052   250,000
    9         69,803      27,863     28,683    250,000    39,151     39,971   250,000    54,904     55,724   250,000
   10         79,624      31,181     31,181    250,000    45,041     45,041   250,000    65,237     65,237   250,000
   11         89,935      34,626     34,626    250,000    51,426     51,426   250,000    76,979     76,979   250,000
   12        100,763      37,884     37,884    250,000    58,009     58,009   250,000    89,950     89,950   250,000
   13        112,131      40,952     40,952    250,000    64,801     64,801   250,000   104,307    104,307   250,000
   14        124,068      43,821     43,821    250,000    71,814     71,814   250,000   120,232    120,232   250,000
   15        136,602      46,471     46,471    250,000    79,054     79,054   250,000   137,929    137,929   250,000
   16        149,763      48,884     48,884    250,000    86,528     86,528   250,000   157,638    157,638   250,000
   17        163,581      51,039     51,039    250,000    94,248     94,248   250,000   179,644    179,644   250,000
   18        178,091      52,906     52,906    250,000   102,222    102,222   250,000   204,268    204,268   257,378
   19        193,326      54,448     54,448    250,000   110,459    110,459   250,000   231,529    231,529   287,096
   20        209,322      55,624     55,624    250,000   118,976    118,976   250,000   261,588    261,588   319,138
 Age 60      136,602      46,471     46,471    250,000    79,054     79,054   250,000   137,929    137,929   250,000
 Age 65      209,322      55,624     55,624    250,000   118,976    118,976   250,000   261,588    261,588   319,138
 Age 70      302,134      54,693     54,693    250,000   167,091    167,091   250,000   464,326    464,326   538,619
 Age 75      420,588      35,174     35,174    250,000   231,250    231,250   250,000   795,155    795,155   850,815

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

             PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
            PAID PLUS       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
             INTEREST    -----------------------------  -------------------------------  -------------------------------
 CONTRACT     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY      DEATH    SURRENDER   POLICY      DEATH
   YEAR    PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)   BENEFIT     VALUE    VALUE (2)   BENEFIT
 --------  ------------  ---------  ---------  -------  ---------  ---------  ---------  ---------  ---------  ---------
    1          6,330            0      4,234   250,000         0      4,529     250,000         0       4,825    250,000
    2         12,977        1,789      8,347   250,000     2,646      9,203     250,000     3,540      10,097    250,000
    3         19,957        6,605     12,343   250,000     8,296     14,034     250,000    10,132      15,870    250,000
    4         27,285       11,321     16,240   250,000    14,127     19,045     250,000    17,297      22,215    250,000
    5         34,980       15,952     20,051   250,000    20,160     24,259     250,000    25,112      29,211    250,000
    6         43,059       20,503     23,782   250,000    26,412     29,691     250,000    33,654      36,933    250,000
    7         51,543       24,981     27,440   250,000    32,900     35,360     250,000    43,010      45,469    250,000
    8         60,450       29,383     31,022   250,000    39,633     41,273     250,000    53,269      54,909    250,000
    9         69,803       33,703     34,523   250,000    46,617     47,437     250,000    64,527      65,346    250,000
   10         79,624       37,936     37,936   250,000    53,861     53,861     250,000    76,891      76,891    250,000
   11         89,935       42,391     42,391   250,000    61,771     61,771     250,000    90,983      90,983    250,000
   12        100,763       46,732     46,732   250,000    70,027     70,027     250,000   106,617     106,617    250,000
   13        112,131       50,939     50,939   250,000    78,635     78,635     250,000   123,956     123,956    262,153
   14        124,068       55,008     55,008   250,000    87,615     87,615     250,000   143,084     143,084    293,999
   15        136,602       58,937     58,937   250,000    96,993     96,993     250,000   164,157     164,157    327,837
   16        149,763       62,704     62,704   250,000   106,781    106,781     250,000   187,347     187,347    363,816
   17        163,581       66,347     66,347   250,000   117,044    117,044     250,000   212,901     212,901    402,207
   18        178,091       69,861     69,861   250,000   127,813    127,813     250,000   241,053     241,053    443,231
   19        193,326       73,241     73,241   250,000   139,129    139,129     250,000   272,060     272,060    487,148
   20        209,322       76,496     76,496   250,000   150,971    150,971     263,404   306,224     306,224    534,280
 Age 60      136,602       58,937     58,937   250,000    96,993     96,993     250,000   164,157     164,157    327,837
 Age 65      209,322       76,496     76,496   250,000   150,971    150,971     263,404   306,224     306,224    534,280
 Age 70      302,134       90,033     90,033   250,000   217,424    217,424     336,361   535,326     535,326    828,164
 Age 75      420,588       97,859     97,859   250,000   297,334    297,334     414,425   901,764     901,764  1,256,882

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

             PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
            PAID PLUS       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
             INTEREST    -----------------------------  -------------------------------  -------------------------------
 CONTRACT     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY      DEATH    SURRENDER   POLICY      DEATH
   YEAR    PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)   BENEFIT     VALUE    VALUE (2)   BENEFIT
 --------  ------------  ---------  ---------  -------  ---------  ---------  ---------  ---------  ---------  ---------
    1          6,330            0      3,651   250,000         0      3,928     250,000         0       4,206    250,000
    2         12,977          637      7,195   250,000     1,422      7,980     250,000     2,243       8,801    250,000
    3         19,957        4,891     10,629   250,000     6,420     12,158     250,000     8,085      13,823    250,000
    4         27,285        9,033     13,952   250,000    11,549     16,467     250,000    14,401      19,319    250,000
    5         34,980       13,059     17,158   250,000    16,808     20,907     250,000    21,235      25,333    250,000
    6         43,059       16,967     20,246   250,000    22,203     25,482     250,000    28,645      31,924    250,000
    7         51,543       20,744     23,203   250,000    27,728     30,187     250,000    36,684      39,143    250,000
    8         60,450       24,379     26,019   250,000    33,378     35,017     250,000    45,413      47,052    250,000
    9         69,803       27,863     28,683   250,000    39,151     39,971     250,000    54,904      55,724    250,000
   10         79,624       31,181     31,181   250,000    45,041     45,041     250,000    65,237      65,237    250,000
   11         89,935       34,626     34,626   250,000    51,426     51,426     250,000    76,979      76,979    250,000
   12        100,763       37,884     37,884   250,000    58,009     58,009     250,000    89,950      89,950    250,000
   13        112,131       40,952     40,952   250,000    64,801     64,801     250,000   104,307     104,307    250,000
   14        124,068       43,821     43,821   250,000    71,814     71,814     250,000   120,232     120,232    250,000
   15        136,602       46,471     46,471   250,000    79,054     79,054     250,000   137,784     137,784    275,168
   16        149,763       48,884     48,884   250,000    86,528     86,528     250,000   156,933     156,933    304,754
   17        163,581       51,039     51,039   250,000    94,248     94,248     250,000   177,809     177,809    335,911
   18        178,091       52,906     52,906   250,000   102,222    102,222     250,000   200,541     200,541    368,742
   19        193,326       54,448     54,448   250,000   110,459    110,459     250,000   225,266     225,266    403,359
   20        209,322       55,624     55,624   250,000   118,976    118,976     250,000   252,124     252,124    439,890
 Age 60      136,602       46,471     46,471   250,000    79,054     79,054     250,000   137,784     137,784    275,168
 Age 65      209,322       55,624     55,624   250,000   118,976    118,976     250,000   252,124     252,124    439,890
 Age 70      302,134       54,693     54,693   250,000   166,952    166,952     258,279   424,474     424,474    656,673
 Age 75      420,588       35,174     35,174   250,000   221,380    221,380     308,560   678,183     678,183    945,253

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX E
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is computed on the Date of Issue and on each increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy Face amount or increase in Face Amount.

A limitation on Surrender Charges is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges at the Date of Issue and on each increase in Face Amount are shown in the table below. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

The Factors used to compute the maximum surrender charges vary with the issue age, sex (Male, Female, or Unisex) and underwriting class (Smoker or Nonsmoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------

    0          N/A     14.39        N/A     13.49        N/A     14.19
    1          N/A     14.36        N/A     13.48        N/A     14.16
    2          N/A     14.50        N/A     13.59        N/A     14.29
    3          N/A     14.65        N/A     13.71        N/A     14.44
    4          N/A     14.83        N/A     13.83        N/A     14.60
    5          N/A     15.01        N/A     13.95        N/A     14.77
    6          N/A     15.21        N/A     14.10        N/A     14.95
    7          N/A     15.41        N/A     14.25        N/A     15.15
    8          N/A     15.64        N/A     14.42        N/A     15.36
    9          N/A     15.87        N/A     14.59        N/A     15.58
   10          N/A     16.12        N/A     14.80        N/A     15.82
   11          N/A     16.38        N/A     14.99        N/A     16.07
   12          N/A     16.65        N/A     15.19        N/A     16.33
   13          N/A     16.93        N/A     15.41        N/A     16.60
   14          N/A     17.20        N/A     15.62        N/A     16.86
   15          N/A     17.49        N/A     15.85        N/A     17.14
   16          N/A     17.79        N/A     16.07        N/A     17.41
   17          N/A     18.06        N/A     16.31        N/A     17.70
   18        16.54     18.36      15.53     16.55      16.33     17.99
   19        16.75     18.67      15.74     16.81      16.55     18.29
   20        16.97     18.99      15.96     17.07      16.77     18.60
   21        17.21     19.34      16.19     17.35      17.00     18.93
   22        17.45     19.71      16.43     17.65      17.25     19.29
   23        17.74     20.10      16.69     17.96      17.53     19.67
   24        18.04     20.52      16.96     18.28      17.82     20.06
   25        18.36     20.94      17.30     18.63      18.14     20.47
   26        18.70     21.40      17.60     18.98      18.47     20.90
   27        19.05     21.87      17.91     19.35      18.82     21.35
   28        19.43     22.37      18.24     19.75      19.19     21.83
   29        19.84     22.92      18.59     20.17      19.58     22.35
   30        20.26     23.49      18.95     20.61      20.00     22.90

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   31        20.71     24.10      19.34     21.07      20.43     23.47
   32        21.19     24.75      19.74     21.57      20.89     24.09
   33        21.69     25.42      20.16     22.08      21.37     24.72
   34        22.21     26.13      20.60     22.60      21.88     25.39
   35        22.77     26.87      21.06     23.15      22.42     26.09
   36        23.29     27.55      21.48     23.65      22.92     26.73
   37        23.83     28.28      21.93     24.17      23.44     27.41
   38        24.40     29.03      22.40     24.73      23.99     28.12
   39        25.01     29.83      22.89     25.32      24.57     28.87
   40        25.66     30.67      23.41     25.93      25.19     29.66
   41        26.34     31.56      23.96     26.57      25.85     30.49
   42        27.07     32.50      24.54     27.24      26.54     31.37
   43        27.83     33.48      25.15     27.92      27.28     32.29
   44        28.65     34.53      25.79     28.63      28.05     33.25
   45        29.51     35.62      26.47     29.38      28.88     34.27
   46        30.41     36.79      27.18     30.16      29.73     35.34
   47        31.36     37.99      27.92     30.99      30.64     36.46
   48        32.35     39.22      28.71     31.85      31.58     37.60
   49        33.39     40.50      29.54     32.75      32.58     38.78
   50        34.48     41.83      30.41     33.70      33.62     40.01
   51        35.65     43.21      31.35     34.72      34.74     41.30
   52        36.90     44.65      32.34     35.79      35.93     42.64
   53        38.22     46.24      33.39     36.94      37.19     44.11
   54        39.63     47.92      34.50     38.14      38.53     45.67
   55        41.12     49.69      35.69     39.42      39.95     47.30
   56        42.59     51.44      36.88     40.72      41.35     48.92
   57        44.14     53.27      38.15     42.11      42.83     50.62
   58        45.76     53.32      39.51     43.62      44.39     52.38
   59        47.46     52.99      40.94     45.21      46.02     53.32
   60        49.24     52.66      42.45     46.88      47.73     53.00
   61        51.06     52.46      44.02     48.60      49.48     52.79
   62        52.98     52.25      45.67     50.43      51.33     52.56
   63        52.83     52.05      47.43     52.30      53.09     52.35
   64        52.48     51.85      49.30     53.06      52.76     52.14
   65        52.13     51.65      51.29     52.75      52.42     51.91
   66        52.02     51.55      53.43     52.69      52.32     51.83
   67        51.91     51.45      53.35     52.61      52.21     51.74
   68        51.80     51.36      53.25     52.53      52.10     51.65
   69        51.68     51.25      53.15     52.45      51.99     51.56
   70        51.56     51.15      53.04     52.36      51.87     51.46
   71        51.42     51.04      52.90     52.21      51.74     51.35
   72        51.28     50.92      52.76     52.07      51.60     51.23
   73        51.14     50.80      52.62     51.94      51.46     51.11
   74        50.99     50.68      52.46     51.80      51.31     50.99
   75        50.84     50.57      52.30     51.65      51.16     50.87
   76        50.68     50.43      52.14     51.50      51.01     50.74
   77        50.52     50.28      51.96     51.35      50.84     50.59
   78        50.36     50.14      51.79     51.19      50.68     50.44
   79        50.20     49.99      51.60     51.04      50.51     50.29

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   80        50.03     49.83      51.42     50.89      50.35     50.14
   81        49.88     49.70      51.22     50.73      50.18     50.00
   82        49.72     49.57      51.03     50.58      50.02     49.85
   83        49.56     49.42      50.83     50.42      49.85     49.70
   84        49.41     49.28      50.63     50.22      49.68     49.54
   85        49.24     49.13      50.42     50.01      49.51     49.36

                                    EXAMPLES

For the purpose of these examples, assume that a male, age 35, non-smoker purchases a $100,000 Policy. His surrender charge is calculated as follows:

The surrender charge is equal to $2,279.00 (22.79 X 100).

Example 1:

Assume the Policy Owner surrenders the Policy in the 10th Policy month. The surrender charge is $2,279.00.

Example 2:

Assume the Policy Owner surrenders the Policy in the 61st policy month. Also assume that the surrender charge decreases by 1/9th of the original surrender charge each year. In this example, the surrender charge would be $1,012.79

                                   APPENDIX F
                            PERFORMANCE INFORMATION


The Policies were first offered to the public in 1999. However, we may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables IA and IB), and based on the periods that the Underlying Funds have been in existence (Tables IIA and IIB). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds. Because Table 1 presents performance of the Sub-Accounts from inception through December 31, 1999, no performance numbers are currently shown in this Table. The discussion below reflects the manner in which performance will be calculated in the future for Table 1.


Total return and average annual total return are based on the hypothetical profile of a representative Policy owner and historical earnings and are not intended to indicate future performance. "Total Return" is the total income generated net of certain expenses and charges. "Average annual total return" is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the Funds' return.

In Tables IA and IIA, performance information under the Policies is net of fund expenses, mortality and expense risk charges, administrative charges, Monthly Insurance Protection charges and surrender charges. We take a representative Policy owner and assume that:

    - The Insured is a male Age 36, standard (non-smoker) underwriting class

    - The Policy owner had allocations in each of the sub-accounts for the fund durations shown, and

    - There was a full surrender at the end of the applicable period

We may compare performance information for a sub-account in reports and promotional literature to:

    - Standard & Poor's 500 Composite Stock Price Index ("S&P 500")

    - Dow Jones Industrial Average ("DJIA")

    - Shearson Lehman Aggregate Bond Index

    - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

    - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

    - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria

    - The Consumer Price Index

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a fund's success in meeting its investment objectives.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

    - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

    - The advantages and disadvantages of investing in tax-deferred and taxable investments

    - Customer profiles and hypothetical payment and investment scenarios

    - Financial management and tax and retirement planning

    - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.


In each table below, "One-Year Total Return" refers to the total of the income generated by a sub-account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 1999. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                        10 YEARS
                                                   ONE-YEAR                             OR LIFE
                                                    TOTAL                5           OF SUB-ACCOUNT
UNDERLYING FUND                                     RETURN             YEARS           (IF LESS)
----------------------------------------------------------------------------------------------------
Select Emerging Markets Fund                         N/A                N/A               N/A
Select International Equity Fund                     N/A                N/A               N/A
T. Rowe Price International Stock Portfolio          N/A                N/A               N/A
Kemper Technology Growth Portfolio                   N/A                N/A               N/A
Select Strategic Growth Fund                         N/A                N/A               N/A
Select Aggressive Growth Fund                        N/A                N/A               N/A
Select Capital Appreciation Fund                     N/A                N/A               N/A
Select Value Opportunity Fund                        N/A                N/A               N/A
Select Growth Fund                                   N/A                N/A               N/A
Fidelity VIP Growth Portfolio                        N/A                N/A               N/A
Janus Aspen Growth Portfolio                         N/A                N/A               N/A
Select Growth and Income Fund                        N/A                N/A               N/A
Equity Index Fund                                    N/A                N/A               N/A
Fidelity VIP Equity-Income Portfolio                 N/A                N/A               N/A
Fidelity VIP High Income Portfolio                   N/A                N/A               N/A
Select Investment Grade Income Fund                  N/A                N/A               N/A
Money Market Fund                                    N/A                N/A               N/A



The inception dates for the Underlying Funds are: N/A.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                  10 YEARS
                                                      ONE-YEAR                     OR LIFE
                                                       TOTAL           5       OF SUB-ACCOUNT
UNDERLYING FUND                                        RETURN        YEARS        (IF LESS)
----------------------------------------------------------------------------------------------
Select Emerging Markets Fund                            N/A           N/A            N/A
Select International Equity Fund                        N/A           N/A            N/A
T. Rowe Price International Stock Portfolio             N/A           N/A            N/A
Kemper Technology Growth Portfolio                      N/A           N/A            N/A
Select Strategic Growth Fund                            N/A           N/A            N/A
Select Aggressive Growth Fund                           N/A           N/A            N/A
Select Capital Appreciation Fund                        N/A           N/A            N/A
Select Value Opportunity Fund                           N/A           N/A            N/A
Select Growth Fund                                      N/A           N/A            N/A
Fidelity VIP Growth Portfolio                           N/A           N/A            N/A
Janus Aspen Growth Portfolio                            N/A           N/A            N/A
Select Growth and Income Fund                           N/A           N/A            N/A
Equity Index Fund                                       N/A           N/A            N/A
Fidelity VIP Equity-Income Portfolio                    N/A           N/A            N/A
Fidelity VIP High Income Portfolio                      N/A           N/A            N/A
Select Investment Grade Income Fund                     N/A           N/A            N/A
Money Market Fund                                       N/A           N/A            N/A



The inception dates for the Underlying Funds are: N/A.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY


The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insured is male, Age 36, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $250,000, that an annual premium payment of $3,000 was made at the beginning of each Policy year, that all premiums were allocated to each Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.


                                                                                        10 YEARS
                                                   ONE-YEAR                             OR LIFE
                                                    TOTAL                5              OF FUND
UNDERLYING FUND                                     RETURN             YEARS           (IF LESS)
----------------------------------------------------------------------------------------------------
Select Emerging Markets Fund                           -100.00%         N/A                 -100.00%
Select International Equity Fund                       -100.00%            -4.58%             -4.34%
T. Rowe Price International Stock Portfolio            -100.00%            -8.72%             -6.26%
Kemper Technology Growth Portfolio                   N/A                N/A                 -100.00%
Select Strategic Growth Fund                           -100.00%         N/A                 -100.00%
Select Aggressive Growth Fund                          -100.00%             1.20%              8.05%
Select Capital Appreciation Fund                       -100.00%         N/A                   -4.40%
Select Value Opportunity Fund                          -100.00%           -10.89%             -4.39%
Select Growth Fund                                     -100.00%             7.92%              7.90%
Fidelity VIP Growth Portfolio                          -100.00%             8.70%             11.43%
Janus Aspen Growth Portfolio                           -100.00%             8.88%              8.83%
Select Growth and Income Fund                          -100.00%            -0.75%              2.75%
Equity Index Fund                                      -100.00%             6.43%             11.33%
Fidelity VIP Equity-Income Portfolio                   -100.00%            -4.49%              5.66%
Fidelity VIP High Income Portfolio                     -100.00%           -14.33%              3.45%
Select Investment Grade Income Fund                    -100.00%           -57.71%             -1.70%
Money Market Fund                                      -100.00%           -61.50%             -4.41%



The inception dates for the Underlying Funds are: 4/29/85 for Money Market and Select Investment Grade Income; 9/19/85 for Fidelity VIP High Income; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/28/90 for the Equity Index; 8/21/92 for Select Income, Select Growth and Income, Select Growth, and Select Aggressive Growth; 4/30/93 for Select Value Opportunity; 9/13/93 for Janus Aspen Growth; 3/31/94 for T. Rowe Price International Stock; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; 2/20/98 for Select Emerging Markets and Select Strategic Growth; and 5/3/99 for Kemper Technology Growth.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                  10 YEARS
                                                      ONE-YEAR                     OR LIFE
                                                       TOTAL           5           OF FUND
UNDERLYING FUND                                        RETURN        YEARS        (IF LESS)
----------------------------------------------------------------------------------------------
Select Emerging Markets Fund                               65.14%     N/A               14.82%
Select International Equity Fund                           31.25%    18.13%             15.07%
T. Rowe Price International Stock Portfolio                32.85%    14.82%             13.05%
Kemper Technology Growth Portfolio                      N/A           N/A               77.08%
Select Strategic Growth Fund                               15.65%     N/A                6.52%
Select Aggressive Growth Fund                              38.18%    22.89%             20.29%
Select Capital Appreciation Fund                           24.92%       N/A             21.00%
Select Value Opportunity Fund                              -5.03%    13.12%             11.18%
Select Growth Fund                                         29.35%    28.61%             20.15%
Fidelity VIP Growth Portfolio                              36.96%    29.29%             19.52%
Janus Aspen Growth Portfolio                               43.48%    29.44%             23.85%
Select Growth and Income Fund                              18.02%    21.26%             15.51%
Equity Index Fund                                          19.99%    27.32%             20.24%
Fidelity VIP Equity-Income Portfolio                        5.96%    18.20%             14.09%
Fidelity VIP High Income Portfolio                          7.77%    10.49%             12.04%
Select Investment Grade Income Fund                        -1.32%     7.00%              7.31%
Money Market Fund                                           4.82%     5.10%              4.86%



The inception dates for the Underlying Funds are: 4/29/85 for Money Market and Select Investment Grade Income; 9/19/85 for Fidelity VIP High Income; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/28/90 for the Equity Index; 8/21/92 for Select Income, Select Growth and Income, Select Growth, and Select Aggressive Growth; 4/30/93 for Select Value Opportunity; 9/13/93 for Janus Aspen Growth; 3/31/94 for T. Rowe Price International Stock; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; 2/20/98 for Select Emerging Markets and Select Strategic Growth; and 5/3/99 for Kemper Technology Growth.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   APPENDIX G
                            MONTHLY EXPENSE CHARGES

A monthly expense charge is computed on the Date of Issue and on each increase in Face Amount. The Factors used to compute the monthly expense charges vary with the issue age and underwriting class (Smoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------

    0          N/A      0.11        N/A      0.08        N/A      0.10
    1          N/A      0.11        N/A      0.08        N/A      0.11
    2          N/A      0.12        N/A      0.08        N/A      0.11
    3          N/A      0.12        N/A      0.08        N/A      0.11
    4          N/A      0.12        N/A      0.09        N/A      0.11
    5          N/A      0.12        N/A      0.09        N/A      0.12
    6          N/A      0.13        N/A      0.09        N/A      0.12
    7          N/A      0.13        N/A      0.09        N/A      0.12
    8          N/A      0.13        N/A      0.09        N/A      0.12
    9          N/A      0.14        N/A      0.10        N/A      0.13
   10          N/A      0.14        N/A      0.10        N/A      0.13
   11          N/A      0.14        N/A      0.10        N/A      0.13
   12          N/A      0.14        N/A      0.11        N/A      0.14
   13          N/A      0.15        N/A      0.11        N/A      0.14
   14          N/A      0.15        N/A      0.11        N/A      0.14
   15          N/A      0.15        N/A      0.11        N/A      0.15
   16          N/A      0.16        N/A      0.12        N/A      0.15
   17          N/A      0.16        N/A      0.12        N/A      0.15
   18         0.12      0.16       0.11      0.12       0.12      0.16
   19         0.13      0.17       0.11      0.13       0.12      0.16
   20         0.13      0.17       0.12      0.13       0.13      0.16
   21         0.13      0.17       0.12      0.13       0.13      0.17
   22         0.14      0.18       0.12      0.14       0.13      0.17
   23         0.14      0.18       0.12      0.14       0.14      0.17
   24         0.15      0.19       0.13      0.15       0.14      0.18
   25         0.15      0.19       0.13      0.15       0.15      0.18
   26         0.15      0.19       0.13      0.15       0.15      0.19
   27         0.16      0.20       0.14      0.16       0.15      0.19
   28         0.16      0.20       0.14      0.16       0.16      0.19
   29         0.17      0.21       0.14      0.17       0.16      0.20
   30         0.17      0.21       0.15      0.17       0.17      0.20
   31         0.17      0.21       0.15      0.17       0.17      0.21
   32         0.18      0.22       0.15      0.18       0.17      0.21
   33         0.18      0.22       0.15      0.18       0.18      0.21
   34         0.19      0.23       0.16      0.19       0.18      0.22
   35         0.19      0.23       0.16      0.19       0.18      0.22
   36         0.21      0.25       0.17      0.21       0.20      0.24
   37         0.22      0.27       0.19      0.22       0.21      0.26
   38         0.24      0.29       0.20      0.24       0.23      0.28
   39         0.25      0.31       0.21      0.25       0.24      0.29

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   40         0.27      0.33       0.23      0.27       0.26      0.31
   41         0.28      0.34       0.24      0.28       0.27      0.33
   42         0.30      0.36       0.25      0.30       0.29      0.35
   43         0.31      0.38       0.26      0.31       0.30      0.37
   44         0.33      0.40       0.28      0.33       0.32      0.39
   45         0.34      0.42       0.29      0.34       0.33      0.40
   46         0.36      0.44       0.30      0.36       0.35      0.42
   47         0.38      0.46       0.32      0.37       0.36      0.44
   48         0.39      0.48       0.33      0.39       0.38      0.46
   49         0.41      0.50       0.35      0.40       0.40      0.48
   50         0.43      0.52       0.36      0.42       0.42      0.50
   51         0.44      0.54       0.37      0.43       0.43      0.52
   52         0.46      0.56       0.38      0.45       0.44      0.53
   53         0.47      0.57       0.40      0.46       0.46      0.55
   54         0.49      0.59       0.41      0.48       0.47      0.57
   55         0.50      0.61       0.42      0.49       0.48      0.59
   56         0.53      0.65       0.45      0.52       0.51      0.62
   57         0.56      0.69       0.47      0.55       0.55      0.66
   58         0.60      0.72       0.50      0.58       0.58      0.70
   59         0.63      0.76       0.52      0.61       0.61      0.73
   60         0.66      0.80       0.55      0.64       0.64      0.77
   61         0.70      0.82       0.58      0.67       0.68      0.79
   62         0.74      0.83       0.61      0.71       0.71      0.81
   63         0.78      0.85       0.64      0.74       0.75      0.83
   64         0.82      0.86       0.67      0.78       0.79      0.85
   65         0.86      0.88       0.70      0.81       0.83      0.87
   66         0.86      0.88       0.70      0.80       0.83      0.86
   67         0.86      0.87       0.69      0.80       0.82      0.86
   68         0.85      0.87       0.69      0.79       0.82      0.85
   69         0.85      0.86       0.68      0.79       0.82      0.85
   70         0.85      0.86       0.68      0.78       0.82      0.84
   71         0.85      0.86       0.68      0.78       0.82      0.84
   72         0.85      0.86       0.68      0.78       0.82      0.84
   73         0.85      0.86       0.68      0.78       0.82      0.84
   74         0.85      0.86       0.68      0.78       0.82      0.84
   75         0.85      0.86       0.68      0.78       0.82      0.84
   76         0.85      0.86       0.68      0.78       0.82      0.84
   77         0.85      0.86       0.68      0.78       0.82      0.84
   78         0.85      0.86       0.68      0.78       0.82      0.84
   79         0.85      0.86       0.68      0.78       0.82      0.84
   80         0.85      0.86       0.68      0.78       0.82      0.84
   81         0.85      0.86       0.68      0.78       0.82      0.84
   82         0.85      0.86       0.68      0.78       0.82      0.84
   83         0.85      0.86       0.68      0.78       0.82      0.84
   84         0.85      0.86       0.68      0.78       0.82      0.84
   85         0.85      0.86       0.68      0.78       0.82      0.84

                                    EXAMPLES

For a male, age 35, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $19 ($0.19 X 100)

For a male, age 50, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $43 ($0.43 X 100)

For a male, age 65, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $86 ($0.86 X 100)

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 1999 UNAUDITED

                                                                  SELECT               SELECT      SELECT        SELECT
                                               MONEY   EQUITY   AGGRESSIVE  SELECT     GROWTH       VALUE      INVESTMENT
                                              MARKET    INDEX     GROWTH    GROWTH   AND INCOME  OPPORTUNITY  GRADE INCOME
                                              -------  -------  ----------  -------  ----------  -----------  ------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $    --  $    --   $    --    $    --   $    --      $    --      $    --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............       --       --        --         --        --           --           --
Investment in shares of T. Rowe Price
  International Series, Inc.................       --       --        --         --        --           --           --
Investment in shares of Kemper Variable
  Series (KVS)..............................       --       --        --         --        --           --           --
Investment in shares of Janus Aspen
  Series....................................       --       --        --         --        --           --           --
                                              -------  -------   -------    -------   -------      -------      -------
  Total assets..............................       --       --        --         --        --           --           --

LIABILITIES:................................       --       --        --         --        --           --           --
                                              -------  -------   -------    -------   -------      -------      -------
  Net assets................................  $    --  $    --   $    --    $    --   $    --      $    --      $    --
                                              =======  =======   =======    =======   =======      =======      =======

                                                 SELECT         SELECT
                                              INTERNATIONAL    CAPITAL
                                                 EQUITY      APPRECIATION
                                              -------------  ------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................     $    --       $    --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --            --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --            --
Investment in shares of Kemper Variable
  Series (KVS)..............................          --            --
Investment in shares of Janus Aspen
  Series....................................          --            --
                                                 -------       -------
  Total assets..............................          --            --
LIABILITIES:................................          --            --
                                                 -------       -------
  Net assets................................     $    --       $    --
                                                 =======       =======

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                          DECEMBER 31, 1999 UNAUDITED

                                     SELECT    SELECT     FIDELITY      FIDELITY     FIDELITY  T. ROWE PRICE    KEMPER     JANUS
                                    EMERGING  STRATEGIC      VIP           VIP         VIP     INTERNATIONAL  TECHNOLOGY   ASPEN
                                    MARKETS    GROWTH    HIGH INCOME  EQUITY-INCOME   GROWTH       STOCK        GROWTH    GROWTH
                                    --------  ---------  -----------  -------------  --------  -------------  ----------  -------
ASSETS:
Investments in shares of Allmerica
  Investment Trust................  $    --    $    --     $    --       $    --     $    --      $    --      $    --    $    --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP).....................       --         --          --            --          --           --           --         --
Investment in shares of T. Rowe
  Price International
  Series, Inc.....................       --         --          --            --          --           --           --         --
Investment in shares of Kemper
  Variable Series (KVS)...........       --         --          --            --          --           --           --         --
Investment in shares of Janus
  Aspen Series....................       --         --          --            --          --           --           --         --
                                    -------    -------     -------       -------     -------      -------      -------    -------
  Total assets....................       --         --          --            --          --           --           --         --

LIABILITIES:......................       --         --          --            --          --           --           --         --
                                    -------    -------     -------       -------     -------      -------      -------    -------
  Net assets......................  $    --    $    --     $    --       $    --     $    --      $    --      $    --    $    --
                                    =======    =======     =======       =======     =======      =======      =======    =======

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                         NOTES TO FINANCIAL STATEMENTS
                                   UNAUDITED

NOTE 1 -- ORGANIZATION

    The Separate Account IMO (IMO) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on
May 1, 1995, for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life insurance policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of IMO are clearly identified and distinguished from the other assets and liabilities of the Company. IMO cannot be charged with liabilities arising out of any other business of the Company.

    IMO is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). IMO currently offers seventeen Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity
VIP), managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of Kemper Variable Series (KVS) managed by Scudder Kemper Investments, Inc. (Scudder Kemper); or of Janus Aspen Series (Janus) managed by Janus Capital. The Trust, Fidelity VIP, T. Rowe Price, KVS and Janus (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of IMO. Therefore, no provision for income taxes has been charged against IMO.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

This Prospectus provides important information about an individual flexible payment variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company. The policies are funded through the Separate Account IMO, a separate investment account of the Company that is referred to as the Variable Account. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds of Allmerica Investment Trust, Fidelity Variable Insurance Products Fund, Kemper Variable Series, Janus Aspen Series, and T. Rowe Price International Series, Inc.



   ALLMERICA INVESTMENT TRUST                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Select Aggressive Growth Fund                        Fidelity VIP Equity-Income Portfolio
   Select Capital Appreciation Fund                     Fidelity VIP Growth Portfolio
   Select Value Opportunity Fund                        Fidelity VIP High Income Portfolio
   Select Emerging Markets Fund
   Select International Equity Fund                     T. ROWE PRICE INTERNATIONAL SERIES, INC.
   Select Growth Fund                                   T. Rowe Price International Stock Portfolio
   Select Strategic Growth Fund
   Equity Index Fund                                    KEMPER VARIABLE SERIES
   Select Growth and Income Fund                        Kemper Technology Growth Portfolio
   Select Investment Grade Income Fund
   Money Market Fund                                    JANUS ASPEN SERIES
                                                        Janus Aspen Growth Portfolio


Policy owners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge.

THE PURPOSE OF THE POLICIES IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. THE POLICY, TOGETHER WITH ITS ATTACHED APPLICATION, CONSTITUTES THE ENTIRE AGREEMENT BETWEEN YOU AND THE COMPANY.


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


   CORRESPONDENCE MAY BE MAILED TO:                     DATED MAY 1, 2000
   ALLMERICA LIFE                                       WORCESTER, MASSACHUSETTS 01653
   P.O. BOX 8179                                        (508) 855-1000
   BOSTON, MA 02266-8179

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
UNDERLYING FUNDS............................................      17
INVESTMENT OBJECTIVES AND POLICIES..........................      19
THE POLICY..................................................      22
  Applying for a Policy.....................................      22
  Free-Look Period..........................................      22
  Conversion Privilege......................................      23
  Payments..................................................      23
  Allocation of Net Payments................................      24
  Transfer Privilege........................................      24
  Death Benefit.............................................      25
  Election of Death Benefit Options.........................      26
  Changing Between Death Benefit Option 1 and Death Benefit
   Option 2.................................................      29
  Guaranteed Death Benefit Rider............................      30
  Change in Face Amount.....................................      31
  Policy Value..............................................      32
  Payment Options...........................................      33
  Optional Insurance Benefits...............................      33
  Surrender.................................................      34
  Partial Withdrawal........................................      34
CHARGES AND DEDUCTIONS......................................      35
  Deductions from Payments..................................      35
  Monthly Charges (The Monthly Deduction)...................      35
  Computing Insurance Protection Charges....................      36
  Fund Expenses.............................................      38
  Surrender Charge..........................................      38
  Partial Withdrawal Costs..................................      39
  Transfer Charges..........................................      40
  Other Administrative Charges..............................      40
POLICY LOANS................................................      41
  Preferred Loan Option.....................................      41
  Repayment of Outstanding Loan.............................      41
  Effect of Policy Loans....................................      42
POLICY TERMINATION AND REINSTATEMENT........................      42
  Termination...............................................      42
  Reinstatement.............................................      42
OTHER POLICY PROVISIONS.....................................      43
  Policy Owner..............................................      43
  Beneficiary...............................................      43
  Assignment................................................      43
  Limit on Right to Challenge Policy........................      44
  Suicide...................................................      44
  Misstatement of Age or Sex................................      44
  Delay of Payments.........................................      44
FEDERAL TAX CONSIDERATIONS..................................      44
  The Company and the Variable Account......................      45
  Taxation of the Policies..................................      45
  Policy Loans..............................................      45
  Modified Endowment Policies...............................      46

VOTING RIGHTS...............................................      46
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      47
DISTRIBUTION................................................      48
REPORTS.....................................................      49
LEGAL PROCEEDINGS...........................................      49
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      49
FURTHER INFORMATION.........................................      50
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................      50
  General Description.......................................      50
  Fixed Account Interest and Policy Loans...................      50
  Surrenders, Partial Withdrawals and Transfers.............      51
INDEPENDENT ACCOUNTANTS.....................................      51
FINANCIAL STATEMENTS........................................      51
APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS
TABLE.......................................................     A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................     B-1
APPENDIX C -- PAYMENT OPTIONS...............................     C-1
APPENDIX D -- ILLUSTRATIONS.................................     D-1
APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     E-1
APPENDIX F -- PERFORMANCE INFORMATION.......................     F-1
APPENDIX G -- MONTHLY EXPENSE CHARGES.......................     G-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies prior to the Final Payment Date, before deductions for any Outstanding Loan and partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.

FACE AMOUNT: the amount of insurance coverage applied for. The initial Face Amount is shown in your Policy.

FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 100th birthday. After this date, no payments may be made. THE NET DEATH BENEFIT MAY BE DIFFERENT BEFORE AND AFTER THE FINAL PAYMENT DATE. SEE NET DEATH BENEFIT.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.


FUNDS (UNDERLYING FUNDS): the following investment portfolios of Allmerica Investment Trust ("Trust"): Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Equity Index Fund, Select Growth and Income Fund, Select Investment Grade Income Fund, and Money Market Fund; the following investment portfolios of Fidelity Variable Insurance Products Fund ("Fidelity VIP"): Fidelity VIP Growth Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP High Income Portfolio; Janus Aspen Growth Portfolio of Janus Aspen Series ("Janus Aspen"); Kemper Technology Growth Portfolio of Kemper Variable Series ("KVS"); and the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


GENERAL ACCOUNT: all our assets other than those held in a separate investment account.

GUIDELINE MINIMUM DEATH BENEFIT: the minimum death benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the PRODUCT of:

    - the Policy Value TIMES

    - a percentage factor.


The percentage factor is a percentage that, when multiplied by the Policy value, determines the minimum death benefit required under federal tax laws. If Death Benefit Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, and underwriting class, as set forth in the Policy. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the percentage factor is based on the Insured's attained age, as set forth in APPENDIX A Guideline Minimum Death Benefit Factors Table.

INSURANCE PROTECTION AMOUNT: the death benefit less the Policy Value.

LOAN VALUE: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when Monthly Insurance Protection charges are deducted.

NET DEATH BENEFIT: Before the Final Payment Date, the Net Death Benefit is:

    - the death benefit under either Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, MINUS

    - any Outstanding Loan on the Insured's death, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under Death Benefit Option 2 and on the date of death for Death Benefit Options 1 and 3. If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2.

After the Final Payment Date, the Net Death Benefit generally is:

    - the Policy Value MINUS

    - any Outstanding Loan.

If the Guaranteed Death Benefit Rider is in effect, after the Final Payment Date, the death benefit is the greater of:

    - the Face Amount as of the Final Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

NET PAYMENT: your payment less a payment expense charge.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued. Policy Change: any change in the Face Amount, the addition or deletion of a Rider, underwriting reclassifications, or a change in death benefit option (Option 1 or Option 2).

POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:

    - Value of the units of the sub-accounts credited to your Policy PLUS

    - Accumulation in the Fixed Account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and the Policy Value in each sub-account bear to the total unloaned Policy Value.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Policy Value less any Outstanding Loan and surrender charges.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly charges and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation Dates currently occur on:

    - Each day the New York Stock Exchange is open for trading

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account IMO, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND CHARGES


WHAT CHARGES WILL I INCUR UNDER MY POLICY?

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

    - From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

       PREMIUM TAX CHARGE -- A current premium tax deduction of 2.35% of payments represents our average expenses for state and local premium taxes,

       DEFERRED ACQUISITION COSTS ("DAC TAX") CHARGE -- A current DAC tax deduction of 1.00% of payments helps reimburse us for federal taxes imposed on our deferred acquisition costs of the Policies.

       FRONT-END SALES LOAD -- From each payment, we will deduct a charge of 3.0% of the payment to partially compensate us for Policy sales expenses.

    - We deduct the following monthly charges (the "Monthly Deduction") from Policy Value:

       MONTHLY INSURANCE PROTECTION CHARGE -- The Monthly Insurance Protection Charge will be charged on each monthly processing date until the Final Payment Date. This charge compensates us for providing life insurance coverage for the Insured. The charge is equal to a specified amount that varies with the sex (unisex rates required by state law), age, smoking status, and underwriting class of the Insured and Death Benefit Option selected, for each $1,000 of the Policy's Face Amount. See Appendix E.

       MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount. See Appendix G.

       MONTHLY MAINTENANCE FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

       MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is calculated based on the Policy Value in the sub-accounts of the Variable Account (but not the Fixed Account) as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. This charge will continue to be assessed after the Final Payment Date.

       MONTHLY RIDER CHARGES -- These charges will vary based on the Riders selected and by the sex, age, and underwriting classification of the Insured.

    - The charges below apply only if you surrender your Policy or make partial withdrawals:

       SURRENDER CHARGE -- A surrender charge will apply to a full surrender or decrease in Face Amount for up to 10 years from Date of Issue of the Policy or from the date of increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class (Smoker or Nonsmoker) of the Insured, for each $1,000 of the Policy's Face Amount. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year. If there are increases in the Face Amount, each increase will have a corresponding surrender charge. These charges will be specified in a supplemental schedule of benefits at the time of the increase.

       - The maximum surrender charge under a Policy, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. For more information, see APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

       PARTIAL WITHDRAWAL CHARGES -- For each partial withdrawal, we deduct the following charges from Policy Value:

       - A transaction fee of 2% of the amount withdrawn, not to exceed $25 for each partial withdrawal (including a Free 10% Withdrawal)

       - A partial withdrawal charge of 5.0% (but not to exceed the amount of the outstanding surrender charge) of a withdrawal exceeding the "Free 10% Withdrawal," described below

       The partial withdrawal charge does not apply to:

       - That part of a withdrawal equal to 10% of the Policy Value in a Policy year, less prior free withdrawals made in the same Policy year ("Free 10% Withdrawal")

       - Withdrawals when no surrender charge applies. We reduce the Policy's outstanding surrender charge, if any, by partial withdrawal charges that are deducted.

       The charges below are designed to reimburse us for Policy administrative costs, and apply under the following circumstances:

       CHARGE FOR OPTIONAL GUARANTEED DEATH BENEFIT RIDER -- A one time administrative charge of $25 will be deducted from Policy Value when the Rider is elected.

       TRANSFER CHARGE -- Currently, the first 12 transfers of Policy Value in a Policy year are free. A current transfer charge of $10, never to exceed $25, applies for each additional transfer in the same Policy year. This charge is for the costs of processing the transfer.

       OTHER ADMINISTRATIVE CHARGES -- We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for

       - Changing net payment allocation instructions

       - Changing the allocation of the Monthly Deduction among the various sub-accounts

       - Providing a projection of values

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1999.



                                              MANAGEMENT FEE         OTHER EXPENSES             TOTAL FUND
                                                (AFTER ANY        (AFTER ANY APPLICABLE     EXPENSES (AFTER ANY
UNDERLYING FUND                             VOLUNTARY WAIVERS)       REIMBURSEMENTS)      WAIVERS/REIMBURSEMENTS)
---------------                             -------------------   ---------------------   -----------------------
Select Emerging Markets Fund..............        1.35%                   0.57%                  1.92%(1)(2)
Select International Equity Fund..........        0.89%                   0.13%                  1.02%(1)(2)
T. Rowe Price International Stock
 Portfolio................................        1.05%                   0.00%                  1.05%
Kemper Technology Growth Portfolio **.....        0.51%                   0.44%                  0.95%(4)
Select Strategic Growth Fund..............        0.85%                   0.35%                  1.20%(1)(2)
Select Aggressive Growth Fund.............        0.81%*                  0.06%                  0.87%(1)(2)*
Select Capital Appreciation Fund..........        0.90%*                  0.07%                  0.97%(1)(2)*
Select Value Opportunity Fund.............        0.90%                   0.07%                  0.97%(1)(2)
Select Growth Fund........................        0.78%                   0.05%                  0.83%(1)(2)
Fidelity VIP Growth Portfolio.............        0.58%                   0.08%                  0.66%(3)
Janus Aspen Growth Portfolio..............        0.65%                   0.02%                  0.67%(5)
Select Growth and Income Fund.............        0.67%                   0.07%                  0.74%(1)(2)
Equity Index Fund.........................        0.28%                   0.07%                  0.35%(1)
Fidelity VIP Equity-Income Portfolio......        0.48%                   0.09%                  0.57%(3)
Fidelity VIP High Income Portfolio........        0.58%                   0.11%                  0.69%
Select Investment Grade Income Fund.......        0.43%                   0.07%                  0.50%(1)
Money Market Fund.........................        0.24%                   0.05%                  0.29%(1)


* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.


** This portfolio commenced operations on May 1, 1999, therefore other expenses are annualized. Actual expenses may be greater or less than shown.



(1)  Until further notice, Allmerica Financial Investment Management
      Services, Inc. (AFIMS) has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund, and 0.60% for Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.


    Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

    Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.


    The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.



(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 1.01% for Select International Equity Fund, 1.88% for Select Emerging Markets, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.



(3) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.56% for the Fidelity VIP Equity-Income Portfolio; and 0.65% for the Fidelity VIP Growth Portfolio.



(4) Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Kemper Technology Growth Portfolio of KVS to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense cap for Kemper Technology Growth Portfolio of KVS, management fees, other expenses, and total operating expenses would have been 0.75%, 0.44%, and 1.19%, respectively.



(5) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Janus
    Aspen Growth Portfolio. Expenses are shown without the effect of expense offset arrangements.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or Outstanding Loans exceed the Policy Value. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states.

WHAT IS THE POLICY'S OBJECTIVE?

The objective of the Policy is to give permanent life insurance protection and help you build assets tax-deferred. Features available through the Policy include:

    - A Net Death Benefit that can protect your family

    - Payment options that can guarantee an income for life

    - A personalized investment portfolio

    - Experienced professional investment advisers

    - Tax deferral on earnings.

While the Policy is in force, it will provide:

    - Life insurance coverage on the Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges

    - Optional insurance benefits available by Rider.

The Policy combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Policy Value and the Death Benefit will increase or decrease depending on investment results. Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments. Also, making planned payments will not guarantee that the Policy will remain in force.

WHO ARE THE KEY PERSONS UNDER THE POLICY?

The Policy is a contract between you and us. Each Policy has a Policy Owner
(you), an Insured (you or another individual you select) and a beneficiary. As Policy Owner, you make payments, choose investment allocations and select the Insured and beneficiary. The Insured is the person covered under the Policy. The beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the beneficiary when the Insured dies while the Policy is in effect. You may choose between three death benefit options. Under Death Benefit Option 1 and Death Benefit Option 3, the death benefit is the greater of (1) the Face Amount (the amount of insurance applied for) or (2) the Guideline Minimum Death Benefit (the Guideline Minimum Death Benefit federal tax law requires). Under Death Benefit Option 2, the death benefit is the greater of (1) the sum of the Face Amount and Policy Value or (2) the Guideline Minimum Death Benefit. For more information, see "Election of Death Benefit Option" under THE POLICY.

The Net Death Benefit is the death benefit less any Outstanding Loan, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions. However, after the Final Payment Date, the Net Death Benefit is the Policy Value less any Outstanding Loan. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option we offer.

An optional Guaranteed Death Benefit Rider is available ONLY AT ISSUE OF THE POLICY. (The Guaranteed Death Benefit Rider may not be available in all states). If this Rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account; and

    - provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Rider is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and changes in Death Benefit Options, can result in the termination of the Rider. IF THIS RIDER IS TERMINATED, IT CANNOT BE REINSTATED. FOR MORE INFORMATION, SEE "Guaranteed Death Benefit Rider."

CAN I EXAMINE THE POLICY?

Yes. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

If your Policy provides for a full refund of payments under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared the bank.

Where required by state law, your refund will be the GREATER of:

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy or by the funds for taxes, charges or fees.

If your Policy does not provide for a full refund, you will receive:

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes, which have been imposed.

After an increase in Face Amount, a right to cancel the increase also applies.

WHAT ARE MY INVESTMENT CHOICES?


Each Sub-Account invests exclusively in a corresponding Underlying Fund of the Allmerica Investment Trust ("Trust") managed by Allmerica Financial Investment Management Services, Inc., the Fidelity Fidelity Variable Insurance Products Fund ("Fidelity VIP") managed by Fidelity Management & Research Company ("FMR"), Kemper Variable Series ("KVS") managed by Scudder Kemper Investments, Inc. ("Scudder Kemper"), Janus Aspen Growth Portfolio managed by Janus Capital, and
T. Rowe Price International Series, Inc. ("T. Rowe Price") managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") with respect to the T. Rowe Price International Stock Portfolio. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Policy also offers a Fixed Account that is part of the general account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate you money among the Sub-Accounts and the Fixed Account to meet your investment needs.


If your Policy provides for a full refund under its "Right to Examine Policy" provision as required in your state, we will allocate all sub-account investments to the Money Market Fund until the fourth day after the expiration of the "Right to Examine" provision of your policy. After this, we will allocate all amounts as you have chosen.

You may allocate and transfer money among the following investment options:


   ALLMERICA INVESTMENT TRUST                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Select Aggressive Growth Fund                        Fidelity VIP Equity-Income Portfolio
   Select Capital Appreciation Fund                     Fidelity VIP Growth Portfolio
   Select Value Opportunity Fund                        Fidelity VIP High Income Portfolio
   Select Emerging Markets Fund
   Select International Equity Fund                     T. ROWE PRICE INTERNATIONAL SERIES, INC.
   Select Growth Fund                                   T. Rowe Price International Stock Portfolio
   Select Strategic Growth Fund
   Equity Index Fund                                    JANUS ASPEN SERIES
   Select Growth and Income Fund                        Janus Aspen Growth Portfolio
   Select Investment Grade Income Fund
   Money Market Fund                                    KEMPER VARIABLE SERIES
                                                        Kemper Technology Growth Portfolio



The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. For more information, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS.

CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account of the Company, subject to certain limitations described under THE POLICY -- "Transfer Privilege." You will incur no current taxes on transfers while your money is in the Policy.

HOW MUCH CAN I INVEST AND HOW OFTEN?


The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.


However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50.

WHAT IF I NEED MY MONEY?

You may borrow up to the loan value of your Policy. You may also make partial withdrawals and surrender the Policy for its surrender value. There are two types of loans that may be available to you:

    - A non-preferred loan option is always available to you. The maximum total loan amount is 90% of the difference between Policy Value and surrender charges. The Company will charge interest on the amount of the loan at a current annual rate of 4.8%. This current rate of interest may change, but is guaranteed not to exceed 6%. However, the Company will also credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a non-preferred loan is 4.0%.

    - A preferred loan option is automatically available to you unless you request otherwise. The preferred loan option is available on that part of an Outstanding Loan that is attributable to policy earnings. The term "policy earnings" means that portion of the Policy Value that exceeds the sum of the payments made less all partial withdrawals and partial withdrawal charges. The Company will charge interest on the amount of the loan at a current annual rate of 4.00%. This current rate of interest may change, but is guaranteed not to exceed 4.50%. The annual interest rate credited to the Policy earnings securing a preferred loan is 4.0%.

We will allocate Policy loans among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer the Policy Value in each sub-account equal to the Policy loan to the Fixed Account.

You may surrender your Policy and receive its surrender value. After the first Policy year, you may make partial withdrawals of $500 or more from Policy Value, subject to possible partial withdrawal charges. Under Death Benefit Option 1 and Death Benefit Option 3, the Face Amount is reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Face Amount below $40,000. A surrender or partial withdrawal may have tax consequences. See "Taxation of the Policies."

A request for a preferred loan after the Final Payment Date, a partial withdrawal after the Final Payment Date, or the foreclosure of an Outstanding Loan will terminate a Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit Rider." Policy loans may have tax consequences. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. See FEDERAL TAX CONSIDERATIONS, "Policy Loans."


CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Change your choice of death benefit options between Death Benefit Option 1 and Death Benefit Option 2

    - Add or remove optional insurance benefits provided by Rider

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Yes. You can convert your Policy without charge during the first 24 months after the Date of Issue or after an increase in Face Amount. On conversion, we will transfer the Policy Value in the Variable Account to the Fixed Account. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY POLICY?

The Policy will not lapse if you fail to make payments unless:

    - The Policy Value is insufficient to cover the next monthly deduction and loan interest accrued; or

    - Outstanding Loans exceed Policy Value

There is a 62-day grace period in either situation.

If you make payments at least equal to minimum monthly payments, we guarantee that your Policy will not lapse before the 49th monthly processing date from Date of Issue or increase in Face Amount, within limits and excluding loan foreclosure. If the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure). For more information, see "Guaranteed Death Benefit Rider."

If the Insured has not died, you may reinstate your Policy within three years after the grace period. The Insured must provide evidence of insurability subject to our then current underwriting standards. In addition, you must either repay or reinstate any outstanding loans and make payments sufficient to keep the Policy in force for three months. See POLICY TERMINATION AND REINSTATEMENT.

HOW IS MY POLICY TAXED?

The Policy is given federal income tax treatment similar to a conventional fixed benefit life insurance policy. On a withdrawal of Policy Value, Policy owners currently are taxed only on the amount of the withdrawal that exceeds total payments. Withdrawals greater than payments made are treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to distributions of cash required under Section 7702 of the Internal Revenue Code ("Code") because of a reduction in benefits under the Policy.

The Net Death Benefit under the Policy is excludable from the gross income of the beneficiary. However, in some circumstances federal estate tax may apply to the Net Death Benefit or the Policy Value.


A Policy may be considered a "modified endowment contract." This may occur if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. Also, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.


                            ------------------------


This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.



THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.



NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


The Company is a life insurance company organized under the laws of Delaware in 1974. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force. We are a wholly owned subsidiary of First Allmerica Financial Life Insurance Company, formerly named State Mutual Life Assurance Company of America ("First Allmerica"), which in turn is a wholly-owned subsidiary of Allmerica Financial Corporation. First Allmerica was organized under the laws of Massachusetts in 1844 and is the fifth oldest life insurance company in America. Our Principal Office is 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 1-800-628-6267. We are subject to the laws of the state of Delaware, to regulation by the Commissioner of Insurance of Delaware, and to other laws and regulations where we are licensed to operate.


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account with 20 sub-accounts of which 17 are available under the Policy. Each sub-account invests in a fund of the Trust, Fidelity VIP, Janus Aspen, Kemper Variable Series, or T. Rowe Price. The assets used to fund the variable part of the Policies are set aside in sub-accounts and are separate from our general assets. We administer and account for each sub-account as part of our general business. However, income, capital gains and capital losses are allocated to each sub-account without regard to any of our other income, capital gains or capital losses. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.


Our Board of Directors authorized the establishment of the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.


THE UNDERLYING FUNDS



Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.



ALLMERICA INVESTMENT TRUST



Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. This registration does not involve SEC supervision of the investments or investment policy of the Trust or its separate investment portfolios.

First Allmerica established the Trust as a Massachusetts business trust on October 11, 1984. The Trust is a vehicle for the investment of assets of various separate accounts established by the Company, or other insurance companies. Shares of the Trust are not offered to the public but solely to the separate accounts. Ten different investment portfolios of the Trust are available under the Policies, each issuing a series of shares: the Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. The assets of each fund are held separate from the assets of the other funds. Each fund operates as a separate investment vehicle. The income or losses of one fund have no effect on the investment performance of another fund. The sub-accounts reinvest dividends and/or capital gains distributions received from a fund in more shares of that fund as retained assets.


Allmerica Financial Investment Management Services, Inc. (AFIMS) serves as investment manager of the Trust. AFIMS, which is a wholly-owned subsidiary of Allmerica Financial, has entered into agreements with other investment managers ("Sub-Advisers"), who manage the investments of the Funds. The Trustees have responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement with AFIMS



AFIMS, subject to Trustee review, is responsible for the daily affairs of the Trust and the general management of the Funds. AFIMS performs administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.



The Trust bears all expenses incurred in its operation, other than the expenses AFIMS assumes under the management agreement. Trust expenses include:



    - Costs to register and qualify the Trust's shares under the Securities Act of 1933 ("1933 Act"),



    - Other fees payable to the SEC,



    - Independent public accountant, legal and custodian fees,



    - Association membership dues, taxes, interest, insurance payments and brokerage commissions,



    - Fees and expenses of the Trustees who are not affiliated with AFIMS,



    - Expenses for proxies, prospectuses, reports to shareholders and other expenses.



Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.



FIDELITY VIP



Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.



Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street,

Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay an monthly management fee to FMR for managing investments and business affairs. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.



JANUS ASPEN SERIES



Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen.



KEMPER VARIABLE SERIES



Kemper Variable Series ("KVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of KVS does not involve supervision of its management, investment practices or policies by the SEC. KVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of KVS are sold only to insurance company separate accounts. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.



T. ROWE PRICE



T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized in 1994 as a Maryland corporation, and is registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of the largest no-load international mutual fund asset managers, with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Policies: the T. Rowe Price International Stock Portfolio. An affiliate of Price-Fleming,
T. Rowe Price Associates, Inc. serves as Sub-Adviser to the Select Capital Appreciation Fund of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of the funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, JANUS ASPEN, KVS, AND T. ROWE PRICE THAT ACCOMPANY THIS PROSPECTUS. THEY CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. Statements of Additional Information for the funds are available on request. The investment objectives of the funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.


SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Investment Management North America Inc.

SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The Manager of the Portfolio is Rowe Price-Fleming International, Inc.


KEMPER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies. The Sub-Adviser for the Select Strategic Growth Fund is Cambiar Investors, Inc.


SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies that are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management, L.P.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is
T. Rowe Price Associates, Inc.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected for their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.


SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is J. P. Morgan Investment Management Inc.


EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising S&P 500.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.


SELECT INVESTMENT GRADE INCOME FUND -- seeks to invest in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and realized and unrealized capital gains) as is consistent with prudent investment management.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

    - Effective date of the change in the investment policy OR

    - Receipt of the notice of your right to transfer.

                                   THE POLICY

APPLYING FOR A POLICY

After receiving a completed application or enrollment form from a prospective Policy owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Policy only after underwriting has been completed. We may reject an application or enrollment form that does not meet our underwriting guidelines.

If a prospective Policy owner makes an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on age and underwriting class. This coverage will continue for a maximum of 90 days from the date of the application or enrollment form or, if required, the completed medical exam. If death is by suicide, we will return only the premium paid.

If no fixed conditional insurance was in effect, on Policy delivery we will require a sufficient payment to place the insurance in force. If you made payments before the date of issue, we will allocate the payments to the Fixed Account. IF THE POLICY IS NOT ISSUED AND ACCEPTED BY YOU, THE PAYMENTS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If the Policy is issued, we will allocate your Policy Value on issuance according to your instructions. However, if your Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state (see THE POLICY -- "Free-Look Period"), we will initially allocate your sub-account investments to the Money Market Fund. This allocation to the Money Market Fund will be until the fourth day after the expiration of the "Right to Examine" provision of your policy.

AFTER THIS, WE WILL ALLOCATE ALL AMOUNTS ACCORDING TO YOUR INVESTMENT CHOICES.

FREE-LOOK PERIOD

The Policy provides for a free look period. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

If your Policy provides for a full refund under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank. Where required by state law, however, your refund will be the GREATER of

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy for taxes, charges or fees

If your Policy does not provide for a full refund, you will receive

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes which have been imposed

After an increase in Face Amount, we will mail or deliver a notice of a free look for the increase. You will have the right to cancel the increase before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

On canceling the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. Upon request, we will refund the amount of the credit to you. We will waive any surrender charge computed for the increase.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue or an increase in Face Amount, you can convert your Policy into a Fixed Policy by transferring all Policy Value in the sub-accounts to the Fixed Account. The conversion will take effect at the end of the valuation period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. All payments after the initial payment are credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.

You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the Policy will remain in force. The Policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the Final Payment Date or skip planned payments. If the Guaranteed Death Benefit Rider is in effect, there are certain minimum payment requirements.


The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.


However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. Payments must be sufficient to provide a positive policy value (less Outstanding Loans) at the end of each Policy month or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

During the first 48 Policy months following the Date of Issue or an increase in Face Amount, a guarantee may apply to prevent the Policy from lapsing. The guarantee will apply during this period if you make payments that, when reduced by policy loans, partial withdrawals and partial withdrawal costs, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. MAKING MONTHLY PAYMENTS EQUAL TO THE MINIMUM MONTHLY PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE, EXCEPT AS STATED IN THIS PARAGRAPH.

Under Death Benefit Option 1 and Death Benefit Option 2, total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with a change in Face Amount, underwriting reclassifications, the addition or deletion of a Rider, or a change between Death Benefit Option 1 and Death Benefit Option 2. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

ALLOCATION OF NET PAYMENTS

The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Policy, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.


You may change the allocation of future net payments by written request or telephone request. You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The policy of the Company and its representatives and affiliates is that they will not be responsible for losses resulting from acting on telephone requests reasonably believed to be genuine. The Company will employ reasonable methods to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses from unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone requests are tape-recorded.


An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Policy Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Policy Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE

Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.) We will make transfers at your written request or telephone request, as described in THE POLICY -- "Allocation of Net Payments." Transfers are effected at the value next computed after receipt of the transfer order.

Currently, the first 12 transfers in a Policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, Policy loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.


TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS


The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum amount that may be transferred

    - Minimum amount that may remain in a sub-account following a transfer from that sub-account

    - Minimum period between transfers involving the Fixed Account

    - Maximum amounts that may be transferred from the Fixed Account

Transfers to and from the Fixed Account are currently permitted only if:


    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.


    - You may make only one transfer involving the Fixed Account in each policy quarter

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Money Market Fund of the Trust and the Fixed Account, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, quarterly, semi-annual or annual schedule. You may request the day of the month on which automatic transfers will occur (the "transfer date). If you do not choose a transfer date, the transfer date will be the 15th of the scheduled month. However, if the transfer date is not a business day, the automatic transfer will be processed on the next business day. Each automatic transfer is free, and will not reduce the remaining number of transfers that are free in a Policy year.

DEATH BENEFIT


GUIDELINE MINIMUM DEATH BENEFIT -- In order to qualify as "life insurance" under the Federal tax laws, this Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age, as shown in the table in Appendix A. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class, as set forth in the Policy.


The Guideline Minimum Death Benefit Table in Appendix A is used when Death Benefit Option 1 or Death Benefit Option 2 is in effect. The Guideline Minimum Death Benefit Table in Appendix A reflects the requirements of the "guideline premium/guideline death benefit" test set forth in the Federal tax laws. Guideline Minimum Death Benefit factors are set forth in the Policy when Death Benefit Option 3 is in effect. These factors reflect the requirements of the "cash value accumulation" test set forth in the Federal tax laws. The Guideline Minimum Death Benefit factors will be adjusted to conform to any changes in the tax laws. For more information, see ELECTION OF DEATH BENEFIT OPTIONS, below.


NET DEATH BENEFIT -- The Policy provides three death benefit options: The Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3 (for more information, see ELECTION OF DEATH BENEFIT OPTIONS). If the Policy is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit under the applicable death benefit option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER POLICY PROVISIONS -- "Delay of Payments." The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option. See APPENDIX C -- PAYMENT OPTIONS.

The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:

    - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS

    - Any other insurance on the Insured's life that is provided by Rider, MINUS

    - Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.

After the Final Payment Date, if the Guaranteed Death Benefit Rider is not in effect, the Net Death Benefit is:

    - The Policy Value MINUS

    - Any Outstanding Loan

Where permitted by state law, we will compute the Net Death Benefit on

    - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR

    - The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST -- There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Policy Value are different. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST. Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST. Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST. Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/ or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

ILLUSTRATIONS

For the purposes of the following illustrations, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

ILLUSTRATION OF DEATH BENEFIT OPTION 1 -- Under Option 1, a Policy with a $100,000 Face Amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of Policy Value (from Appendix A), if the Policy Value exceeds $40,000 the death benefit will exceed the $100,000 Face Amount. In this example, each dollar of Policy Value above $40,000 will increase the death benefit by $2.50.

For example, a Policy with a Policy Value of

    - $50,000 will have a Guideline Minimum Death Benefit of $125,000 (e.g., $50,000 X 2.50);

    - $60,000 will produce a Guideline Minimum Death Benefit of $150,000 (e.g., $60,000 X 2.50)

    - $75,000 will produce a Guideline Minimum Death Benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. However, the death benefit will never be less than the Face Amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would be greater than $100,000 Face Amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 2 -- Under Option 2, assume that the Insured is under the age of 40 and that there is no Outstanding Loan. The Face Amount of the Policy is $100,000.

Under Death Benefit Option 2, a Policy with a Face Amount of $100,000 will produce a death benefit of $100,000 plus Policy Value. For example, a Policy with Policy Value of

    - $10,000 will produce a death benefit of $110,000 (e.g., $100,000 +
      $10,000);

    - $25,000 will produce a death benefit of $125,000 (e.g., $100,000 +
      $25,000);

    - $50,000 will produce a death benefit of $150,000 (e.g., $100,000 +
      $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the Face Amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the death benefit by $2.50. For example, if the Policy Value is

    - $70,000, the Guideline Minimum Death Benefit will be $175,000 (e.g., $70,000 X 2.50);

    - $80,000, the Guideline Minimum Death Benefit will be $200,000 (e.g., $80,000 X 2.50);

    - $90,000, the Guideline Minimum Death Benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the Policy Value TIMES

    - The Guideline Minimum Death Benefit factor is LESS THAN

    - The Face Amount PLUS Policy Value, THEN

    - The death benefit will be the Face Amount PLUS Policy Value.

The Guideline Minimum Death Benefit factor becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least 185% of the Policy Value. The death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 3 -- In this illustration, assume that the insured is a male, age 35, preferred non-smoker and that there is no Outstanding Loan.

Under Death Benefit Option 3, a Policy with a Face Amount of $100,000 will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 437% of policy value (in policy year 1), if the Policy Value exceeds $22,883 the death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the death benefit by $4.37.

For example, a Policy with a Policy Value of:

    - $50,000 will have a Death Benefit of $218,500 ($50,000 X 4.37);

    - $60,000 will produce a Death Benefit of $262,200 ($60,000 X 4.37);

    - $75,000 will produce a Death Benefit of $327,750 ($75,000 X 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of policy value will reduce the death benefit by $4.37. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1).

The death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from policy value would change the death benefit by $2.70.

CHANGING BETWEEN DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. (YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA). Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in death benefit options.


CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2 -- If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:


    - The death benefit MINUS

    - The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.


CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1 -- If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:


    - The new Face Amount or

    - The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit Rider.

GUARANTEED DEATH BENEFIT RIDER (NOT AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

    - provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy

Value when the Rider is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death benefit Option, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.


GUARANTEED DEATH BENEFIT TESTS


While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and

    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.


GUARANTEED DEATH BENEFIT


If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Rider is in force. The Death Benefit will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.


TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER


The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of an Outstanding Loan; or

    - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

    - any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates.

CHANGE IN FACE AMOUNT

You may increase or decrease the Face Amount by written request. An increase or decrease in the Face Amount takes effect on the LATER of the:

    - The monthly processing date on or next following date of receipt of your written request or

    - The date of approval of your written request, if evidence of insurability is required

INCREASES -- You must submit with your written request for an increase satisfactory evidence of insurability. The consent of the Insured is also required whenever the Face Amount is increased. An increase in Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches age 85. A written request for an increase must include a payment if the policy value less debt is less than the sum of three minimum monthly payments We will also compute a new surrender charge based on the amount of the increase. An increase in the Face Amount will increase the insurance protection amount and, therefore, the Monthly Insurance Protection charges. After increasing the Face Amount, you will have the right, during a free-look period, to have the increase canceled. See THE POLICY -- "Free-Look Period." If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

DECREASES -- You may decrease the Face Amount by written request. The minimum amount for a decrease in Face Amount is $10,000. The minimum Face Amount required after a decrease is $50,000. If

    - you have chosen the Guideline Premium Test and the Policy would not comply with the maximum payment limitations under federal tax law; and

    - If you have previously made payments in excess of the amount allowed for the lower Face Amount, then the excess payments will first be used to repay Outstanding Loans, if any. If there are any remaining excess payments, we will pay any such excess to you. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will lower the insurance protection amount and, therefore, the Monthly Insurance Protection charge. In computing the Monthly Insurance Protection charge, a decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount

On a decrease in the Face Amount, we will deduct from the Policy Value, if applicable, any surrender charge. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro-rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted.

POLICY VALUE

The Policy Value is the total value of your Policy. It is the SUM of:

    - Your accumulation in the Fixed Account PLUS

    - The value of your units in the sub-accounts

There is no guaranteed minimum Policy Value. Policy Value on any date depends on variables that cannot be predetermined.

Your Policy Value is affected by the:

    - Frequency and amount of your net payments

    - Interest credited in the Fixed Account

    - Investment performance of your sub-accounts

    - Partial withdrawals

    - Loans, loan repayments and loan interest paid or credited

    - Charges and deductions under the Policy

    - Death Benefit Option

COMPUTING POLICY VALUE -- We compute the Policy Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Policy Value is:

    - Accumulations in the Fixed Account, MINUS

    - The Monthly Deductions due

On each Valuation Date after the Date of Issue, the Policy Value is the SUM of:

    - Accumulations in the Fixed Account PLUS

    - The SUM of the PRODUCTS of:

       - The number of units in each sub-account TIMES

       - The value of a unit in each sub-account on the Valuation Date

THE UNIT -- We allocate each net payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the Policy is the QUOTIENT of:

    - That part of the net payment allocated to the sub-account DIVIDED BY

    - The dollar value of a unit on the Valuation Date the payment is received at our Principal Office.

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from Valuation Date to Valuation Date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first Valuation Date of each sub-account. The value of a unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the unit on the preceding Valuation Date TIMES

    - The net investment factor

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:

    - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY

    - The value of that sub-account's assets at the beginning of the valuation period

The net investment factor may be greater or less than one.

PAYMENT OPTIONS

The Net Death Benefit payable may be paid in a single sum or under one or more of the payment options then offered by the Company. See APPENDIX C -- PAYMENT OPTIONS. These payment options also are available at the Final Payment Date or if the Policy is surrendered. If no election is made, we will pay the Net Death Benefit in a single sum.

OPTIONAL INSURANCE BENEFITS

You may add optional insurance benefits to the Policy by Rider, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS. The cost of certain optional insurance benefits becomes part of the Monthly Deduction.

SURRENDER

You may surrender the Policy and receive its surrender value. The surrender value is:

    - The Policy Value MINUS

    - Any Outstanding Loan and surrender charges

We will compute the surrender value on the Valuation Date on which we receive the Policy with a written request for surrender. We will deduct a surrender charge if you surrender the Policy within 10 full Policy years of the Date of Issue or increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The surrender value may be paid in a lump sum or under a payment option then offered by us. See APPENDIX C -- PAYMENT OPTIONS. We will normally pay the surrender value within seven days following our receipt of written request. We may delay benefit payments under the circumstances described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

After the first Policy year, you may withdraw part of the surrender value of your Policy on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the Fixed Account. If you do not provide allocation instructions, we will make a pro-rata allocation. Each partial withdrawal must be at least $500. Under both Level Death Benefit Options, the Face Amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce Death Benefit Option 1 and 3 Face Amount below $40,000. On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs. See CHARGES AND DEDUCTIONS -- "Partial Withdrawal Costs." We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose certain options under the Policy.

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application is within the following class of individuals:

All employees of First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); directors of First Allmerica and its affiliates and subsidiaries; all employees and registered representatives of any broker-dealer that has entered into a sales agreement with us or Allmerica Investments, Inc. to sell the Policies and any spouses of the above persons or any children of the above persons.

DEDUCTIONS FROM PAYMENTS

From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

    - Premium tax charge of 2.35% currently

    - Deferred Acquisition Costs ("DAC tax") charge of 1.0%

    - Front-End Sales Load charge of 3.0%

The 2.35% premium tax charge approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.00%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The 1.00% DAC tax deduction helps reimburse us for approximate expenses incurred from federal taxes for deferred acquisition costs ("DAC taxes") of the Policies. We deduct the 3.00% Front-End Sales Load charge from each payment to partially compensate us for Policy sales expenses.

We reserve the right to increase or decrease the premium tax deduction or DAC tax deduction to reflect changes in our expenses for premium taxes or DAC taxes. The 3.0% Front-End Sales Load charge will not change, even if sales expenses change.

MONTHLY CHARGES (THE MONTHLY DEDUCTION)

On each monthly processing date, we will deduct certain monthly charges (the "Monthly Deduction") from Policy Value. You may allocate the Monthly Deduction to any number of sub-accounts. If you make no allocation, we will make a pro-rata allocation. If the sub-accounts you chose do not have sufficient funds to cover the Monthly Deduction, we will make a pro-rata allocation.

The following charges comprise the Monthly Deduction:

    - MONTHLY INSURANCE PROTECTION CHARGE -- Before the Final Payment Date, we will deduct a Monthly Insurance Protection charge from your Policy Value. This charge is the cost for insurance protection under the Policy.

We deduct the Monthly Insurance Protection charge on each monthly processing date starting with the Date of Issue. We will deduct no Monthly Insurance Protection charges on or after the Final Payment Date.

    - MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured for each $1,000 of the Policy's Face Amount. See Appendix G.

    - MONTHLY ADMINISTRATION FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

    - MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is based on the Policy Value in the sub-accounts as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. The charge will continue to be assessed after the Final Payment Date.

This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed those compensated by the administrative charges in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

    - MONTHLY RIDER CHARGES -- RIDER CHARGES WILL VARY DEPENDING UPON THE RIDERS SELECTED, AND BY THE SEX, UNDERWRITING CLASSIFICATION OF THE INSURED.

COMPUTING INSURANCE PROTECTION CHARGES

We designed the Monthly Insurance Protection charge to compensate us for the anticipated cost of paying Net Death Benefits under the Policies. The charge is computed monthly. Monthly Insurance Protection charges can vary depending upon the Death Benefit Option you select. Monthly Insurance Protection Charges will also be different for the initial Face Amount, any increases in Face Amount, and for that part of the death benefit subject to the Guideline Minimum Death Benefit.

DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 3


INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate TIMES

    - the DIFFERENCE between

       - the initial Face Amount AND

       - the Policy Value (MINUS any Rider charges) at the beginning of the Policy month.

Under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge decreases as the Policy Value increases (if the Guideline Minimum Death Benefit is not in effect).

Increases in Face Amount. For each increase in Face Amount under Death Benefit Option 1 or Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the increase TIMES

    - the DIFFERENCE between

    - the increase in Face Amount AND

    - any Policy Value (MINUS any Rider charges) IN EXCESS OF than the initial Face Amount at the beginning of the Policy month and not allocated to a prior increase.


GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 1 or Death Benefit Option 3, this Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the GREATER of the Face Amount or the Policy Value.

We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "CHANGE IN FACE AMOUNT: DECREASES."

DEATH BENEFIT OPTION 2


INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate TIMES

    - the initial Face Amount.


INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate for the increase TIMES

    - the increase in Face Amount.


GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 2, this Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the Face Amount PLUS the Policy Value.


We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "CHANGE IN FACE AMOUNT: DECREASES"


INSURANCE PROTECTION CHARGES -- We base insurance protection rates on the:

    - Male, female or blended unisex rate table

    - Age and underwriting class of the Insured

    - Effective date of an increase or date of any Rider

For unisex Policies, sex-distinct rates do not apply. For the initial Face Amount, the insurance protection rates are based on your age at the beginning of each Policy year. For an increase in Face Amount or for a Rider, the insurance protection rates are based on your age on each anniversary of the effective date of the increase or Rider. We base the current insurance protection rates on our expectations as to future mortality experience. Rates will not, however, be greater than the guaranteed insurance protection rates set forth in the Policy. These guaranteed rates will never exceed on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the insurance protection rates will apply to all Insureds of the same age, sex and underwriting class whose Policies have been in force for the same period.

The underwriting class of an Insured will affect the insurance protection rates. We currently place Insureds into preferred underwriting classes, standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: smokers and non-smokers. We will place an Insured under age 18 at the Date of Issue in a standard or non-standard underwriting class. We will then classify the Insured as a smoker at age 18 unless we receive satisfactory evidence that the Insured is a non-smoker. Prior to the Insured's age 18, we will give you notice of how the Insured may be classified as a non-smoker.

We compute the insurance protection rate separately for the initial Face Amount and for any increase in Face Amount. However, if the Insured's underwriting class improves on an increase, the lower insurance protection rate will apply to the total Face Amount.

FUND EXPENSES


The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the funds whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the Trust, Fidelity VIP, Janus Aspen, KVS and T. Rowe Price contain more information concerning the fees and expenses.


No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

SURRENDER CHARGE

A surrender charge may apply only on a full surrender or decrease in Face Amount of the Policy within ten years of the Date of Issue or of an increase in Face Amount. We compute the surrender charge on Date of Issue and on any increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount or increase in Face Amount. SEE APPENDIX
E --CALCULATION OF MAXIMUM SURRENDER CHARGES.

During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

For the purposes of calculating the surrender charge, the factors used to compute the maximum surrender charges vary with the sex (Male, Female, or Unisex), underwriting class (Smoker or Nonsmoker), and age of the Insured. The maximum surrender charge, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. Under a $100,000 Policy for this individual, the maximum surrender charge would be equal to $5,343 (53.43 x 100). If the Policy is surrendered during the first Policy year, the surrender charge would be equal to the maximum of $5,343. However, the surrender charge decreases by 1/9th each Policy year. For example, if this Policy is surrendered during the sixth Policy year, the surrender charge would be $2,375. For more information, see APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If more than one surrender charge is in effect because of one or more increases in Face Amount, we will apply the surrender charges in "inverse order." This means we will apply surrender and partial withdrawal charges (described below) in this order:

    - First, the most recent increase

    - Second, the next most recent increases

    - Third, the initial Face Amount.

A surrender charge may be deducted on a decrease in the Face Amount. On a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. The fraction is the PRODUCT of:

    - the decrease DIVIDED by the current Face Amount TIMES

    - the surrender charge

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, we will deduct a proportionate share of the surrender charge for that increase or for the initial Face Amount.

The surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, Policy administration, and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

PARTIAL WITHDRAWAL COSTS

For each partial withdrawal, we deduct a transaction fee of 2% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

A partial withdrawal charge may also be deducted from Policy Value. However, in an Policy year, you may withdraw, without a partial withdrawal charge, up to:

    - 10% of the Policy Value MINUS

    - the total of any prior free withdrawals in the same Policy year ("Free 10% Withdrawal").

The right to make the Free 10% Withdrawal is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in the second Policy year, the amount you could withdraw in future Policy years would not be increased by the amount you did not withdraw in the second Policy year.

We impose the partial withdrawal charge on any withdrawal greater than the Free 10% Withdrawal. The charge is 5.0% of the excess withdrawal, up to the amount of the outstanding surrender charge. We will reduce the Policy's outstanding surrender charge by the amount of the partial withdrawal charge. The partial withdrawal charge deducted will decrease existing surrender charges in "inverse order," as described above under "Surrender Charge." If no surrender charge applies to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

TRANSFER CHARGES

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

Each of the following transfers of Policy Value from the sub-accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Policy year:

    - A conversion within the first 24 months from Date of Issue or increase

    - A transfer to the Fixed Account to secure a loan

    - A reallocation of Policy Value within 20 days of the Date of Issue

    - Dollar-Cost Averaging Option and Automatic Rebalancing Option

OTHER ADMINISTRATIVE CHARGES

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

    - Changing net payment allocation instructions

    - Changing the allocation of Monthly Insurance Protection charges among the various sub-accounts and the Fixed Account

    - Providing a projection of values

We do not currently charge for these costs. Any future charge is guaranteed not to exceed $25 per transaction.

                                  POLICY LOANS

You may borrow money secured by your Policy Value at any time. There is no minimum loan amount. The total amount you may borrow, including any Outstanding Loan, is the loan value. The loan value is 90% of:

    - the Policy Value MINUS

    - any surrender charges

We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER POLICY PROVISIONS -- "Delay of Payments."

We will allocate the loan among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer Policy Value in each sub-account equal to the Policy loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.

Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The current annual interest rate charged by the Company is 4.80%. The current annual rate of interest charged on loans may change, but is guaranteed not to exceed 6.00%.

PREFERRED LOAN OPTION


The preferred loan option is automatically available to you, unless you request otherwise. You may change a preferred loan to a non-preferred loan at any time upon written request. A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit Rider. Any part of the Outstanding Loan that represents earnings under the Policy may be treated as a preferred loan. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. You should consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).


Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The current annual loan interest rate charged by the Company for Preferred Loans is 4.00%. The current annual rate of interest charged on preferred loans may change, but is guaranteed not to exceed 4.50%.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Policy lapse. We will allocate that part of the Policy Value in the Fixed Account that secured a repaid loan to the sub-accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Policy Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Policy Value previously transferred from the Variable Account to secure the Outstanding Loan.

If the Outstanding Loan exceeds the amount needed to pay the policy value less the next monthly deductions, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT. The foreclosure of an Outstanding Loan will terminate the optional Guaranteed Death Benefit Rider.

EFFECT OF POLICY LOANS

Policy loans will permanently affect the Policy Value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the Policy Value in the Fixed Account that secures the loan.

We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

Unless the Guaranteed Death Benefit Rider is in effect, the Policy will terminate if:

    - Policy Value is insufficient to cover the next Monthly Deduction plus loan interest accrued OR

    - Outstanding Loans exceed the Policy Value

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any monthly charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.

During the first 48 Policy months following the Date of Issue or an increase in the Face Amount, a guarantee may apply to prevent the Policy from terminating because of insufficient Policy value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal costs, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the Face Amount, underwriting reclassifications, or the addition or deletion of a Rider. Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.

If the optional Guaranteed Death Benefit Rider is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "Guaranteed Death Benefit Rider."

REINSTATEMENT

A terminated Policy may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the monthly processing date following the date you submit to us:

    - Written application for reinstatement

    - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and

    - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable

Policies which have been surrendered may not be reinstated.

MINIMUM AMOUNT PAYABLE -- If reinstatement is requested when less than 48 Monthly Deductions have been paid since the Date of Issue or increase in the Face Amount, you must pay for the lesser of three minimum monthly premiums and three Monthly Deductions.

If you request reinstatement more than 48 Monthly Processing Dates from the Date of Issue or increase in the Face Amount, you must pay 3 monthly deductions.

SURRENDER CHARGE -- The surrender charge on the date of reinstatement is the surrender charge that was in effect on the date of termination.

POLICY VALUE ON REINSTATEMENT -- The Policy Value on the date of reinstatement is:

    - The net payment made to reinstate the Policy and interest earned from the date the payment was received at our Principal Office PLUS

    - The Policy Value less any Outstanding Loan on the date of default (not to exceed the surrender charge on the date of reinstatement) MINUS

    - The Monthly Deductions due on the date of reinstatement

You may reinstate any Outstanding Loan.

                            OTHER POLICY PROVISIONS

POLICY OWNER

The Policy Owner is the Insured unless another Policy owner has been named in the application or enrollment form. As Policy owner, you are entitled to exercise all rights under your Policy while the Insured is alive, with the consent of any irrevocable beneficiary. The consent of the Insured is required whenever the Face Amount is increased.

BENEFICIARY

The beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the Insured dies. While the Insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the Insured dies, the Policy owner (or the Policy owner's estate) will be the beneficiary. If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the Insured will pass to surviving beneficiaries proportionally.

ASSIGNMENT

You may assign a Policy as collateral or make an absolute assignment. All Policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING POLICY PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE POLICY

We cannot challenge the validity of your Policy if the Insured was alive after the Policy had been in force for two years from the Date of Issue. Also, we cannot challenge the validity of any increase in the Face Amount if the Insured was alive after the increase was in force for two years from the effective date of the increase.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, we will pay the beneficiary all payments made for the Policy, without interest, less any Outstanding Loan and partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from any increase in Face Amount, we will not recognize the increase. We will pay to the beneficiary the Monthly Insurance Protection charges plus monthly expense charges paid for the increase.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex is not correctly stated in the Policy application or enrollment form, we will adjust benefits under the Policy to reflect the correct age and sex. The adjusted benefit will be the benefit that the most recent Monthly Insurance Protection charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the Guideline Minimum Death Benefit. For a unisex Policy, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Policy loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings

    - The SEC restricts trading on the New York Stock Exchange

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Policies. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Policy owner is a corporation or the trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes respecting the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account. Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE POLICIES

We believe that the Policies described in this Prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the relationship of the Policy Value to the death benefit. So long as the Policies are life insurance contracts, the Net Death Benefits of the Policies are excludable from the gross income of the beneficiaries. Also, any increase in Policy Value is not taxable until received by you or your designee (but see "Modified Endowment Policies").

Federal tax law requires that the investment of each sub-account funding the Policies be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the funds, we believe that the funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Policy owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Policies or our administrative rules may be modified as necessary to prevent a Policy owner from being considered the owner of the assets of the Variable Account.

A surrender, partial withdrawal, change in Death Benefit Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. Within the first fifteen Policy years, a distribution of cash required under Section 7702 of the Code because of a reduction of benefits under the Policy will be taxed to the Policy owner as ordinary income respecting any investment earnings. Federal, state and local income, estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, policy owner or beneficiary.

POLICY LOANS


We believe that non-preferred loans received under the Policy will be treated as an indebtedness of the Policy Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Policy Owner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the Internal Revenue Service ("IRS") as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.


Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT POLICIES

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, a Policy may be considered a "modified endowment contract" if:

Total payments during the first seven Policy years (or within seven years of a material change in the Policy) EXCEED

    - The total net level payments payable had the Policy provided for paid-up future benefits after making seven level annual payments.

In addition, if benefits are reduced at anytime during the life of the policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the surrender value exceeds the policy owner's investment in the Policy. Any other amounts will be treated as a return of capital up to the Policy Owner's basis in the Policy. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled,

    - Made after the taxpayer attains age 59 1/2, or

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

All modified endowment contracts issued by the same insurance company to the same policy owner during any calendar year will be treated as a single modified endowment contract in computing taxable distributions.

Currently, we review each Policy when payments are received to determine if the payment will render the Policy a modified endowment contract. If a payment would so render the Policy, we will notify you of the option of requesting a refund of the excess payment. The refund process must be completed within 60 days after the Policy anniversary or the Policy will be permanently classified as a modified endowment contract.

                                 VOTING RIGHTS

Where the law requires, we will vote fund shares that each sub-account holds according to instructions received from Policy Owners with Policy Value in the sub-account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Policies, we reserve the right to do so.

We will provide each person having a voting interest in a fund with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the Variable Account that does not relate to the Policies.

We will compute the number of votes that a Policy owner has the right to instruct on the record date established for the fund. This number is the quotient of:

    - Each Policy Owner's Policy Value in the sub-account divided by

    - The net asset value of one share in the fund in which the assets of the sub-account are invested

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996), Vice President (since 1984)
  Director                            and Assistant Secretary (since 1992) of First
                                      Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica.

Mary Eldridge                         Secretary (since 1999) of First Allmerica; Secretary
  Secretary                           (since 1999) of Allmerica Investments, Inc.; and
                                      Secretary (since 1999) of Allmerica Financial
                                      Investment Management Services, Inc.

J. Kendall Huber                      Director, Vice President and General Counsel of First
  Director, Vice President and        Allmerica (since 2000); Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President & Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation.

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief  and Vice President (since 1991) of First Allmerica;
  Investment Officer                  Vice President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.; and President
                                      (since 1995) and Director (since 1996) of Allmerica
                                      Asset Management, Inc.

J. Barry May                          Director (since 1996) of First Allmerica; Director
  Director                            and President (since 1996) of The Hanover Insurance
                                      Company; and Vice President (1993 to 1996) of The
                                      Hanover Insurance Company

James R. McAuliffe                    Director (since 1996) of First Allmerica; Director
  Director                            (since 1992), President (since 1994) and Chief
                                      Executive Officer (since 1996) of Citizens Insurance
                                      Company of America

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996 --1997) of Merrill Lynch & Co.;
                                      Associate, Investment Banking (1995) of Salomon
                                      Brothers, Inc.; Treasurer (since 2000) of Allmerica
                                      Investments, Inc., Allmerica Asset Management, Inc.
                                      and Allmerica Financial Investment Management
                                      Services, Inc.

John F. O'Brien                       Allmerica; director (since 1989) of Allmerica
  Director and Chairman of the Board  Investments, Inc. of the Board Director, President
                                      and Chief Executive Officer (since 1989) of First
                                      Allmerica

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President Chief      Vice President (since 1993), and Treasurer (1993 -
  Financial Officer                   2000) of First Allmerica

Richard M. Reilly                     Director (since 1996) and Vice President (since 1990)
  Director, President and Chief       of First Allmerica; President (since 1995) of
  Executive Officer                   Allmerica Financial Life Insurance and Annuity
                                      Company; Director (since 1990) of Allmerica
                                      Investments, Inc.; and Director and President (since
                                      1998) of Allmerica Financial Investment Management
                                      Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director                            Allmerica; Director (since 1998) of The Hanover
                                      Insurance Company; Chief Executive Officer (1996 to
                                      1998) of Travelers Property & Casualty; Senior Vice
                                      President (1993 to 1996) of Aetna Life & Casualty
                                      Company

Eric A. Simonsen                      Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica; Director (since 1991) of
                                      Allmerica Investments, Inc.; and Director (since
                                      1991) of Allmerica Financial Investment Management
                                      Services, Inc.


                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect wholly owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Policies. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Broker-dealers sell the Policies through their registered representatives who are appointed by us.

The Company pays commissions to registered representatives who sell the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally will equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will equal 4% of any additional premiums. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives also may be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10% of first-year premiums or 14% of renewal premiums.

Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.

                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Policy, including:

    - Payments

    - Changes in Face Amount

    - Changes in death benefit option

    - Transfers among Sub-Accounts and the Fixed Account

    - Partial withdrawals

    - Increases in loan amount or loan repayments

    - Lapse or termination for any reason

    - Reinstatement


We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Policy year. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. It will also set forth the status of the death benefit, Policy Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Policy loans. We will send you reports containing financial statements and other information for the Variable Account, the Trust, Fidelity VIP and T. Rowe Price as the 1940 Act requires.


                               LEGAL PROCEEDINGS

There are no pending legal proceedings involving the Variable Account or its assets. The Company and Allmerica Investments, Inc. are not involved in any litigation that is materially important to their total assets.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the fund are no longer available for investment or

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Policy interest in a sub-account without notice to Policy Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other policies or allow a conversion between policies on a Policy Owner's request.

We reserve the right to establish additional sub-accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.


Shares of the funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity contracts ("mixed funding"). Shares of the Portfolios of Fidelity VIP and T. Rowe Price are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. The Company, the Trust, Fidelity VIP, Janus Aspen, KVS, and T. Rowe Price do not believe that mixed funding is currently disadvantageous to either variable life insurance Policy Owners or variable annuity Policy Owners. The Company and the Trustees will monitor events to identify any material conflicts among Policy Owners because of mixed and shared funding. If the Trustees conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.


We may change the Policy to reflect a substitution or other change and will notify Policy Owners of the change. Subject to any approvals the law may require, the Variable Account or any sub-accounts may be:

    - Operated as a management company under the 1940 Act

    - Deregistered under the 1940 Act if registration is no longer required or

    - Combined with other sub-accounts or our other separate accounts

                              FURTHER INFORMATION

We have filed a 1933 Act registration statement for this offering with the SEC. Under SEC rules and regulations, we have omitted from this Prospectus part of the registration statement and amendments. Statements contained in this Prospectus are summaries of the Policy and other legal documents. The complete documents and omitted information may be obtained from the SEC's Principal Office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the Variable Account. For complete details on the Fixed Account, read the Policy itself. The Fixed Account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the Fixed Account. The SEC has not reviewed the disclosures in this section of the Prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.


FIXED ACCOUNT INTEREST AND POLICY LOANS


We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the Fixed Account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.

Policy loans may also be made from the Policy Value in the Fixed Account. We will credit that part of the Policy Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0%.

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at our then current interest rate. The rate applied will be at least equal to the rate required by state law for deferment of payments. Amounts from the Fixed Account used to make payments on policies that we or our affiliates issue will not be delayed.

SURRENDERS, PARTIAL WITHDRAWALS AND TRANSFERS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed. On a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from Policy Value allocated to the Fixed Account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we may deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Variable Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                   APPENDIX A
                 GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE

              (DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2)

Under Death Benefit Option 1 and Death Benefit Option 2, the Guideline Minimum Death Benefit is a percentage of the Policy Value as set forth below:

                    GUIDELINE MINIMUM DEATH BENEFIT FACTORS

                                                            Percentage of
Attained Age                                                Policy Value
------------                                                -------------
    40 and under..........................................      250%
    41....................................................      243%
    42....................................................      236%
    43....................................................      229%
    44....................................................      222%
    45....................................................      215%
    46....................................................      209%
    47....................................................      203%
    48....................................................      197%
    49....................................................      191%
    50....................................................      185%
    51....................................................      178%
    52....................................................      171%
    53....................................................      164%
    54....................................................      157%
    55....................................................      150%
    56....................................................      146%
    57....................................................      142%
    58....................................................      138%
    59....................................................      134%
    60....................................................      130%
    61....................................................      128%
    62....................................................      126%
    63....................................................      124%
    64....................................................      122%
    65....................................................      120%
    66....................................................      119%
    67....................................................      118%
    68....................................................      117%
    69....................................................      116%
    70....................................................      115%
    71....................................................      113%
    72....................................................      111%
    73....................................................      109%
    74....................................................      107%
    75 - 90...............................................      105%
    91....................................................      104%
    92....................................................      103%
    93....................................................      102%
    94....................................................      101%
    95 and above..........................................      100%

                                   APPENDIX B
                          OPTIONAL INSURANCE BENEFITS

This Appendix provides only a summary of other insurance benefits available by Rider for an additional charge. For more information, contact your representative.

WAIVER OF PREMIUM RIDER

This Rider provides that, during periods of total disability continuing more than four months, we will add to the Policy Value each month an amount you selected or the amount needed to pay the Monthly Insurance Protection charges, whichever is greater. This amount will keep the Policy in force. This benefit is subject to our maximum issue benefits. Its cost will change yearly.

OTHER INSURED RIDER

This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "other Insured" to convert the coverage to a flexible premium adjustable life insurance policy.

TERM LIFE INSURANCE RIDER

This Rider provides an additional term insurance benefit for the primary
Insured.

GUARANTEED DEATH BENEFIT RIDER

This Rider, which is available only at issue, (a) guarantees that your Policy will not lapse regardless of the Performance of the Variable Account and (b) provides a guaranteed Net Death Benefit.

Certain Riders May Not Be Available In All States.

                                   APPENDIX C
                                PAYMENT OPTIONS

PAYMENT OPTIONS

On written request, the surrender value or all or part of any payable Net Death Benefit may be paid under one or more payment options then offered by the Company. If you do not make an election, we will pay the benefits in a single sum. If a payment Level Death Benefit Options selected, the beneficiary may pay to us any amount that would otherwise be deducted from the death benefit. A certificate will be provided to the payee describing the payment option selected.

The amounts payable under a payment option are paid from the general account. These amounts are not based on the investment experience of the Variable Account.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policy Owner and beneficiary provisions, any option selection may be changed before the Net Death Benefit becomes payable. If you make no selection, the beneficiary may select an option when the Net Death Benefit becomes payable.

                                   APPENDIX D
                 ILLUSTRATIONS OF DEATH BENEFIT, POLICY VALUES
                            AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which the Policy's death benefit and Policy Value could vary over an extended period of time. ON REQUEST, WE WILL PROVIDE A COMPARABLE ILLUSTRATION BASED ON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASS, AND THE REQUESTED FACE AMOUNT, DEATH BENEFIT OPTION AND RIDERS.

ASSUMPTIONS

The tables illustrate a Policy issued to a male, Age 30, under a standard Underwriting Class and qualifying for the non-smoker discount, and a Policy issued to a male, Age 45, under a standard Underwriting Class and qualifying for the non-smoker discount. In each case, one table illustrates the guaranteed cost of insurance rates and the other table illustrates the current costs of insurance rates as presently in effect.

The tables assume that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).


The tables assumed that all premiums are allocated to and remain in the Variable Account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rate of 0%, 6%, and 12%. The second column of the tables show the amount which would accumulate if premiums paid were invested each year to earn interest (after taxes) at 5%, compounded annually.


The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values also would be different depending on the allocation of the Policy's total Policy Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown in the tables take into account the deduction of the payment expense charge from premiums and the monthly deduction from Policy Value.

EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.90% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 1999, ranged from an annual rate of 0.29% to an annual rate of 1.92% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.90% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Until further notice, Allmerica Financial Investment Management Services, Inc. (AFIMS) has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund, and 0.60% for Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.



Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.



Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Kemper Technology Growth Portfolio of KVS to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense cap for Kemper Technology Growth Portfolio of KVS, management fees, other expenses, and total operating expenses would have been 0.75%, 0.44%, and 1.19%, respectively.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT

Applying the average Fund advisory fees and operating expenses of 0.85% of average net assets, in the Current Cost of Insurance Charges tables the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -0.85%, 5.15% and 11.15%. In the Guaranteed Cost of Insurance Charges tables, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates -0.85%, 5.15% and 11.15%, respectively.

The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and cash values, the gross annual investment rates of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges. The second column of the tables shows the amount that would accumulate if the Guideline Annual Premium were invested to earn interest (after taxes) at 5%, compounded annually.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
   1         1,092           0        660     75,660         0        708    75,708           0          757     75,757
   2         2,239           0      1,314     76,314       102      1,453    76,453         248        1,598     76,598
   3         3,443         776      1,958     76,958     1,049      2,231    77,231       1,346        2,528     77,528
   4         4,707       1,581      2,594     77,594     2,034      3,047    78,047       2,545        3,558     78,558
   5         6,034       2,379      3,223     78,223     3,057      3,901    78,901       3,856        4,700     79,700
   6         7,428       3,168      3,843     78,843     4,121      4,796    79,796       5,288        5,963     80,963
   7         8,891       3,943      4,450     79,450     5,221      5,727    80,727       6,851        7,357     82,357
   8        10,428       4,708      5,046     80,046     6,362      6,700    81,700       8,560        8,898     83,898
   9        12,041       5,458      5,627     80,627     7,543      7,712    82,712      10,428       10,597     85,597
   10       13,735       6,197      6,197     81,197     8,767      8,767    83,767      12,475       12,475     87,475
   11       15,514       6,923      6,923     81,923    10,048     10,048    85,048      14,747       14,747     89,747
   12       17,382       7,638      7,638     82,638    11,390     11,390    86,390      17,265       17,265     92,265
   13       19,343       8,335      8,335     83,335    12,789     12,789    87,789      20,051       20,051     95,051
   14       21,402       9,019      9,019     84,019    14,252     14,252    89,252      23,140       23,140     98,140
   15       23,564       9,686      9,686     84,686    15,779     15,779    90,779      26,560       26,560    101,560
   16       25,834      10,338     10,338     85,338    17,373     17,373    92,373      30,349       30,349    105,349
   17       28,218      10,971     10,971     85,971    19,036     19,036    94,036      34,545       34,545    109,545
   18       30,721      11,584     11,584     86,584    20,769     20,769    95,769      39,192       39,192    114,192
   19       33,349      12,176     12,176     87,176    22,574     22,574    97,574      44,338       44,338    119,338
   20       36,108      12,747     12,747     87,747    24,455     24,455    99,455      50,039       50,039    125,039
 Age 60     72,551      16,911     16,911     91,911    47,891     47,891   122,891     154,560      154,560    229,560
 Age 65     98,630      17,366     17,366     92,366    63,001     63,001   138,001     263,671      263,671    338,671
 Age 70    131,913      15,878     15,878     90,878    80,172     80,172   155,172     445,828      445,828    520,828
 Age 75    174,393      11,352     11,352     86,352    98,608     98,608   173,608     750,030      750,030    825,030

(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%               HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  -----------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ---------  ---------  -------
   1         1,092           0        611    75,611          0        659    75,659         0        706    75,706
   2         2,239           0      1,212    76,212          0      1,345    76,345       133      1,484    76,484
   3         3,443         620      1,801    76,801        878      2,060    77,060     1,160      2,342    77,342
   4         4,707       1,366      2,379    77,379      1,791      2,804    77,804     2,273      3,286    78,286
   5         6,034       2,099      2,943    77,943      2,733      3,577    78,577     3,481      4,325    79,325
   6         7,428       2,818      3,493    78,493      3,704      4,379    79,379     4,792      5,467    80,467
   7         8,891       3,523      4,030    79,030      4,705      5,212    80,212     6,217      6,724    81,724
   8        10,428       4,212      4,550    79,550      5,736      6,074    81,074     7,766      8,104    83,104
   9        12,041       4,885      5,054    80,054      6,797      6,966    81,966     9,452      9,620    84,620
   10       13,735       5,540      5,540    80,540      7,887      7,887    82,887    11,286     11,286    86,286
   11       15,514       6,179      6,179    81,179      9,022      9,022    84,022    13,313     13,313    88,313
   12       17,382       6,796      6,796    81,796     10,198     10,198    85,198    15,545     15,545    90,545
   13       19,343       7,394      7,394    82,394     11,418     11,418    86,418    18,006     18,006    93,006
   14       21,402       7,969      7,969    82,969     12,680     12,680    87,680    20,717     20,717    95,717
   15       23,564       8,521      8,521    83,521     13,987     13,987    88,987    23,705     23,705    98,705
   16       25,834       9,049      9,049    84,049     15,338     15,338    90,338    26,998     26,998   101,998
   17       28,218       9,550      9,550    84,550     16,734     16,734    91,734    30,626     30,626   105,626
   18       30,721      10,024     10,024    85,024     18,176     18,176    93,176    34,625     34,625   109,625
   19       33,349      10,469     10,469    85,469     19,663     19,663    94,663    39,033     39,033   114,033
   20       36,108      10,883     10,883    85,883     21,196     21,196    96,196    43,892     43,892   118,892
 Age 60     72,551      12,434     12,434    87,434     38,434     38,434   113,434   129,847    129,847   204,847
 Age 65     98,630      10,256     10,256    85,256     47,211     47,211   122,211   215,845    215,845   290,845
 Age 70    131,913       4,319      4,319    79,319     53,865     53,865   128,865   354,643    354,643   429,643
 Age 75    174,393           0          0    67,209     54,825     54,825   129,825   578,381    578,381   653,381

(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  -------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH   SURRENDER   POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ---------  ---------  ---------
   1         6,330           0      4,236    250,000         0      4,531   250,000         0      4,827     250,000
   2        12,977       1,796      8,354    250,000     2,653      9,211   250,000     3,547     10,105     250,000
   3        19,957       6,618     12,356    250,000     8,311     14,049   250,000    10,148     15,886     250,000
   4        27,285      11,343     16,262    250,000    14,151     19,070   250,000    17,325     22,243     250,000
   5        34,980      15,985     20,083    250,000    20,199     24,297   250,000    25,157     29,255     250,000
   6        43,059      20,548     23,827    250,000    26,467     29,746   250,000    33,720     36,999     250,000
   7        51,543      25,039     27,499    250,000    32,975     35,434   250,000    43,105     45,564     250,000
   8        60,450      29,457     31,096    250,000    39,732     41,371   250,000    53,400     55,039     250,000
   9        69,803      33,794     34,614    250,000    46,744     47,564   250,000    64,701     65,521     250,000
   10       79,624      38,045     38,045    250,000    54,020     54,020   250,000    77,120     77,120     250,000
   11       89,935      42,522     42,522    250,000    61,968     61,968   250,000    91,280     91,280     250,000
   12      100,763      46,886     46,886    250,000    70,269     70,269   250,000   106,997    106,997     250,000
   13      112,131      51,118     51,118    250,000    78,928     78,928   250,000   124,446    124,446     250,000
   14      124,068      55,214     55,214    250,000    87,966     87,966   250,000   143,844    143,844     250,000
   15      136,602      59,173     59,173    250,000    97,411     97,411   250,000   165,438    165,438     250,000
   16      149,763      62,971     62,971    250,000   107,274    107,274   250,000   189,503    189,503     250,000
   17      163,581      66,648     66,648    250,000   117,622    117,622   250,000   216,293    216,293     276,856
   18      178,091      70,197     70,197    250,000   128,487    128,487   250,000   245,991    245,991     309,948
   19      193,326      73,615     73,615    250,000   139,909    139,909   250,000   278,914    278,914     345,853
   20      209,322      76,909     76,909    250,000   151,941    151,941   250,000   315,421    315,421     384,814
 Age 60    136,602      59,173     59,173    250,000    97,411     97,411   250,000   165,438    165,438     250,000
 Age 65    209,322      76,909     76,909    250,000   151,941    151,941   250,000   315,421    315,421     384,814
 Age 70    302,134      90,672     90,672    250,000   222,924    222,924   258,592   566,297    566,297     656,904
 Age 75    420,588      98,788     98,788    250,000   314,969    314,969   337,017   986,642    986,642   1,055,707

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%               HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  -----------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ---------  ---------  -------
   1         6,330           0      3,654    250,000         0      3,931   250,000         0      4,209   250,000
   2        12,977         643      7,201    250,000     1,429      7,987   250,000     2,250      8,808   250,000
   3        19,957       4,903     10,641    250,000     6,434     12,172   250,000     8,100     13,838   250,000
   4        27,285       9,053     13,971    250,000    11,571     16,490   250,000    14,426     19,344   250,000
   5        34,980      13,088     17,187    250,000    16,842     20,941   250,000    21,275     25,373   250,000
   6        43,059      17,006     20,285    250,000    22,252     25,530   250,000    28,704     31,983   250,000
   7        51,543      20,796     23,255    250,000    27,794     30,253   250,000    36,768     39,227   250,000
   8        60,450      24,444     26,084    250,000    33,464     35,104   250,000    45,528     47,168   250,000
   9        69,803      27,943     28,763    250,000    39,262     40,082   250,000    55,059     55,879   250,000
   10       79,624      31,276     31,276    250,000    45,180     45,180   250,000    65,439     65,439   250,000
   11       89,935      34,739     34,739    250,000    51,598     51,598   250,000    77,240     77,240   250,000
   12      100,763      38,017     38,017    250,000    58,218     58,218   250,000    90,282     90,282   250,000
   13      112,131      41,106     41,106    250,000    65,054     65,054   250,000   104,727    104,727   250,000
   14      124,068      43,997     43,997    250,000    72,118     72,118   250,000   120,758    120,758   250,000
   15      136,602      46,671     46,671    250,000    79,414     79,414   250,000   138,581    138,581   250,000
   16      149,763      49,110     49,110    250,000    86,953     86,953   250,000   158,442    158,442   250,000
   17      163,581      51,292     51,292    250,000    94,745     94,745   250,000   180,630    180,630   250,000
   18      178,091      53,188     53,188    250,000   102,801    102,801   250,000   205,464    205,464   258,885
   19      193,326      54,760     54,760    250,000   111,131    111,131   250,000   232,954    232,954   288,863
   20      209,322      55,968     55,968    250,000   119,752    119,752   250,000   263,279    263,279   321,200
 Age 60    136,602      46,671     46,671    250,000    79,414     79,414   250,000   138,581    138,581   250,000
 Age 65    209,322      55,968     55,968    250,000   119,752    119,752   250,000   263,279    263,279   321,200
 Age 70    302,134      55,218     55,218    250,000   168,628    168,628   250,000   468,108    468,108   543,006
 Age 75    420,588      35,930     35,930    250,000   234,281    234,281   250,680   803,103    803,103   859,320

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -------------------------------  -------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY      DEATH    SURRENDER   POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)   BENEFIT     VALUE    VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  ---------  ---------  ---------  ---------
   1         6,330            0      4,236   250,000         0      4,531     250,000         0       4,827    250,000
   2        12,977        1,796      8,354   250,000     2,653      9,211     250,000     3,547      10,105    250,000
   3        19,957        6,618     12,356   250,000     8,311     14,049     250,000    10,148      15,886    250,000
   4        27,285       11,343     16,262   250,000    14,151     19,070     250,000    17,325      22,243    250,000
   5        34,980       15,985     20,083   250,000    20,199     24,297     250,000    25,157      29,255    250,000
   6        43,059       20,548     23,827   250,000    26,467     29,746     250,000    33,720      36,999    250,000
   7        51,543       25,039     27,499   250,000    32,975     35,434     250,000    43,105      45,564    250,000
   8        60,450       29,457     31,096   250,000    39,732     41,371     250,000    53,400      55,039    250,000
   9        69,803       33,794     34,614   250,000    46,744     47,564     250,000    64,701      65,521    250,000
   10       79,624       38,045     38,045   250,000    54,020     54,020     250,000    77,120      77,120    250,000
   11       89,935       42,522     42,522   250,000    61,968     61,968     250,000    91,280      91,280    250,000
   12      100,763       46,886     46,886   250,000    70,269     70,269     250,000   106,997     106,997    250,000
   13      112,131       51,118     51,118   250,000    78,928     78,928     250,000   124,434     124,434    263,163
   14      124,068       55,214     55,214   250,000    87,966     87,966     250,000   143,676     143,676    295,215
   15      136,602       59,173     59,173   250,000    97,411     97,411     250,000   164,885     164,885    329,291
   16      149,763       62,971     62,971   250,000   107,274    107,274     250,000   188,235     188,235    365,541
   17      163,581       66,648     66,648   250,000   117,622    117,622     250,000   213,978     213,978    404,241
   18      178,091       70,197     70,197   250,000   128,487    128,487     250,000   242,350     242,350    445,616
   19      193,326       73,615     73,615   250,000   139,909    139,909     250,520   273,615     273,615    489,931
   20      209,322       76,909     76,909   250,000   151,858    151,858     264,951   308,077     308,077    537,513
 Age 60    136,602       59,173     59,173   250,000    97,411     97,411     250,000   164,885     164,885    329,291
 Age 65    209,322       76,909     76,909   250,000   151,858    151,858     264,951   308,077     308,077    537,513
 Age 70    302,134       90,672     90,672   250,000   219,008    219,008     338,811   539,521     539,521    834,654
 Age 75    420,588       98,788     98,788   250,000   299,956    299,956     418,079   910,554     910,554  1,269,133

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  ------------------------------  -------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER   POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE    VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  --------  ---------  ---------  ---------
   1         6,330            0      3,654   250,000         0      3,931   250,000          0       4,209    250,000
   2        12,977          643      7,201   250,000     1,429      7,987   250,000      2,250       8,808    250,000
   3        19,957        4,903     10,641   250,000     6,434     12,172   250,000      8,100      13,838    250,000
   4        27,285        9,053     13,971   250,000    11,571     16,490   250,000     14,426      19,344    250,000
   5        34,980       13,088     17,187   250,000    16,842     20,941   250,000     21,275      25,373    250,000
   6        43,059       17,006     20,285   250,000    22,252     25,530   250,000     28,704      31,983    250,000
   7        51,543       20,796     23,255   250,000    27,794     30,253   250,000     36,768      39,227    250,000
   8        60,450       24,444     26,084   250,000    33,464     35,104   250,000     45,528      47,168    250,000
   9        69,803       27,943     28,763   250,000    39,262     40,082   250,000     55,059      55,879    250,000
   10       79,624       31,276     31,276   250,000    45,180     45,180   250,000     65,439      65,439    250,000
   11       89,935       34,739     34,739   250,000    51,598     51,598   250,000     77,240      77,240    250,000
   12      100,763       38,017     38,017   250,000    58,218     58,218   250,000     90,282      90,282    250,000
   13      112,131       41,106     41,106   250,000    65,054     65,054   250,000    104,727     104,727    250,000
   14      124,068       43,997     43,997   250,000    72,118     72,118   250,000    120,758     120,758    250,000
   15      136,602       46,671     46,671   250,000    79,414     79,414   250,000    138,421     138,421    276,441
   16      149,763       49,110     49,110   250,000    86,953     86,953   250,000    157,702     157,702    306,248
   17      163,581       51,292     51,292   250,000    94,745     94,745   250,000    178,731     178,731    337,654
   18      178,091       53,188     53,188   250,000   102,801    102,801   250,000    201,641     201,641    370,764
   19      193,326       54,760     54,760   250,000   111,131    111,131   250,000    226,570     226,570    405,694
   20      209,322       55,968     55,968   250,000   119,752    119,752   250,000    253,663     253,663    442,575
 Age 60    136,602       46,671     46,671   250,000    79,414     79,414   250,000    138,421     138,421    276,441
 Age 65    209,322       55,968     55,968   250,000   119,752    119,752   250,000    253,663     253,663    442,575
 Age 70    302,134       55,218     55,218   250,000   168,417    168,417   260,545    427,778     427,778    661,784
 Age 75    420,588       35,930     35,930   250,000   223,563    223,563   311,603    684,696     684,696    954,332

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX E
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is computed on the Date of Issue and on each increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy Face amount or increase in Face Amount.

A limitation on Surrender Charges is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges at the Date of Issue and on each increase in Face Amount are shown in the table below. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

The Factors used to compute the maximum surrender charges vary with the issue age, sex (Male, Female, or Unisex) and underwriting class (Smoker or Nonsmoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------

    0          N/A     14.39        N/A     13.49        N/A     14.19
    1          N/A     14.36        N/A     13.48        N/A     14.16
    2          N/A     14.50        N/A     13.59        N/A     14.29
    3          N/A     14.65        N/A     13.71        N/A     14.44
    4          N/A     14.83        N/A     13.83        N/A     14.60
    5          N/A     15.01        N/A     13.95        N/A     14.77
    6          N/A     15.21        N/A     14.10        N/A     14.95
    7          N/A     15.41        N/A     14.25        N/A     15.15
    8          N/A     15.64        N/A     14.42        N/A     15.36
    9          N/A     15.87        N/A     14.59        N/A     15.58
   10          N/A     16.12        N/A     14.80        N/A     15.82
   11          N/A     16.38        N/A     14.99        N/A     16.07
   12          N/A     16.65        N/A     15.19        N/A     16.33
   13          N/A     16.93        N/A     15.41        N/A     16.60
   14          N/A     17.20        N/A     15.62        N/A     16.86
   15          N/A     17.49        N/A     15.85        N/A     17.14
   16          N/A     17.79        N/A     16.07        N/A     17.41
   17          N/A     18.06        N/A     16.31        N/A     17.70
   18        16.54     18.36      15.53     16.55      16.33     17.99
   19        16.75     18.67      15.74     16.81      16.55     18.29
   20        16.97     18.99      15.96     17.07      16.77     18.60
   21        17.21     19.34      16.19     17.35      17.00     18.93
   22        17.45     19.71      16.43     17.65      17.25     19.29
   23        17.74     20.10      16.69     17.96      17.53     19.67
   24        18.04     20.52      16.96     18.28      17.82     20.06
   25        18.36     20.94      17.30     18.63      18.14     20.47
   26        18.70     21.40      17.60     18.98      18.47     20.90
   27        19.05     21.87      17.91     19.35      18.82     21.35
   28        19.43     22.37      18.24     19.75      19.19     21.83
   29        19.84     22.92      18.59     20.17      19.58     22.35
   30        20.26     23.49      18.95     20.61      20.00     22.90

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   31        20.71     24.10      19.34     21.07      20.43     23.47
   32        21.19     24.75      19.74     21.57      20.89     24.09
   33        21.69     25.42      20.16     22.08      21.37     24.72
   34        22.21     26.13      20.60     22.60      21.88     25.39
   35        22.77     26.87      21.06     23.15      22.42     26.09
   36        23.29     27.55      21.48     23.65      22.92     26.73
   37        23.83     28.28      21.93     24.17      23.44     27.41
   38        24.40     29.03      22.40     24.73      23.99     28.12
   39        25.01     29.83      22.89     25.32      24.57     28.87
   40        25.66     30.67      23.41     25.93      25.19     29.66
   41        26.34     31.56      23.96     26.57      25.85     30.49
   42        27.07     32.50      24.54     27.24      26.54     31.37
   43        27.83     33.48      25.15     27.92      27.28     32.29
   44        28.65     34.53      25.79     28.63      28.05     33.25
   45        29.51     35.62      26.47     29.38      28.88     34.27
   46        30.41     36.79      27.18     30.16      29.73     35.34
   47        31.36     37.99      27.92     30.99      30.64     36.46
   48        32.35     39.22      28.71     31.85      31.58     37.60
   49        33.39     40.50      29.54     32.75      32.58     38.78
   50        34.48     41.83      30.41     33.70      33.62     40.01
   51        35.65     43.21      31.35     34.72      34.74     41.30
   52        36.90     44.65      32.34     35.79      35.93     42.64
   53        38.22     46.24      33.39     36.94      37.19     44.11
   54        39.63     47.92      34.50     38.14      38.53     45.67
   55        41.12     49.69      35.69     39.42      39.95     47.30
   56        42.59     51.44      36.88     40.72      41.35     48.92
   57        44.14     53.27      38.15     42.11      42.83     50.62
   58        45.76     53.32      39.51     43.62      44.39     52.38
   59        47.46     52.99      40.94     45.21      46.02     53.32
   60        49.24     52.66      42.45     46.88      47.73     53.00
   61        51.06     52.46      44.02     48.60      49.48     52.79
   62        52.98     52.25      45.67     50.43      51.33     52.56
   63        52.83     52.05      47.43     52.30      53.09     52.35
   64        52.48     51.85      49.30     53.06      52.76     52.14
   65        52.13     51.65      51.29     52.75      52.42     51.91
   66        52.02     51.55      53.43     52.69      52.32     51.83
   67        51.91     51.45      53.35     52.61      52.21     51.74
   68        51.80     51.36      53.25     52.53      52.10     51.65
   69        51.68     51.25      53.15     52.45      51.99     51.56
   70        51.56     51.15      53.04     52.36      51.87     51.46
   71        51.42     51.04      52.90     52.21      51.74     51.35
   72        51.28     50.92      52.76     52.07      51.60     51.23
   73        51.14     50.80      52.62     51.94      51.46     51.11
   74        50.99     50.68      52.46     51.80      51.31     50.99
   75        50.84     50.57      52.30     51.65      51.16     50.87
   76        50.68     50.43      52.14     51.50      51.01     50.74
   77        50.52     50.28      51.96     51.35      50.84     50.59
   78        50.36     50.14      51.79     51.19      50.68     50.44
   79        50.20     49.99      51.60     51.04      50.51     50.29

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   80        50.03     49.83      51.42     50.89      50.35     50.14
   81        49.88     49.70      51.22     50.73      50.18     50.00
   82        49.72     49.57      51.03     50.58      50.02     49.85
   83        49.56     49.42      50.83     50.42      49.85     49.70
   84        49.41     49.28      50.63     50.22      49.68     49.54
   85        49.24     49.13      50.42     50.01      49.51     49.36

                                    EXAMPLES

For the purpose of these examples, assume that a male, age 35, non-smoker purchases a $100,000 Policy. His surrender charge is calculated as follows:

The surrender charge is equal to $2,279.00 (22.79 X 100).

Example 1:

Assume the Policy Owner surrenders the Policy in the 10th Policy month. The surrender charge is $2,279.00.

Example 2:

Assume the Policy Owner surrenders the Policy in the 61st policy month. Also assume that the surrender charge decreases by 1/9th of the original surrender charge each year. In this example, the surrender charge would be $1,012.79

                                   APPENDIX F
                            PERFORMANCE INFORMATION


The Policies were first offered to the public in 1999. However, we may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables IA and IB), and based on the periods that the Underlying Funds have been in existence (Tables IIA and IIB). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds. Because Table 1 presents performance of the Sub-Accounts from inception through December 31, 1999, no performance numbers are currently shown in this Table. The discussion below reflects the manner in which performance will be calculated in the future for Table 1.


Total return and average annual total return are based on the hypothetical profile of a representative Policy owner and historical earnings and are not intended to indicate future performance. "Total Return" is the total income generated net of certain expenses and charges. "Average annual total return" is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the Funds' return.

In Tables IA and IIA, performance information under the Policies is net of fund expenses, mortality and expense risk charges, administrative charges, Monthly Insurance Protection charges and surrender charges. We take a representative Policy owner and assume that:

    - The Insured is a male Age 36, standard (non-smoker) underwriting class

    - The Policy owner had allocations in each of the sub-accounts for the fund durations shown, and

    - There was a full surrender at the end of the applicable period

We may compare performance information for a sub-account in reports and promotional literature to:

    - Standard & Poor's 500 Composite Stock Price Index ("S&P 500")

    - Dow Jones Industrial Average ("DJIA")

    - Shearson Lehman Aggregate Bond Index

    - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

    - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

    - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria

    - The Consumer Price Index

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a fund's success in meeting its investment objectives.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

    - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

    - The advantages and disadvantages of investing in tax-deferred and taxable investments

    - Customer profiles and hypothetical payment and investment scenarios

    - Financial management and tax and retirement planning

    - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.


In each table below, "One-Year Total Return" refers to the total of the income generated by a sub-account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 1999. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                        10 YEARS
                                                   ONE-YEAR                             OR LIFE
                                                    TOTAL                5           OF SUB-ACCOUNT
UNDERLYING FUND                                     RETURN             YEARS           (IF LESS)
----------------------------------------------------------------------------------------------------
Select Emerging Markets Fund                         N/A                N/A               N/A
Select International Equity Fund                     N/A                N/A               N/A
T. Rowe Price International Stock Portfolio          N/A                N/A               N/A
Kemper Technology Growth Portfolio                   N/A                N/A               N/A
Select Strategic Growth Fund                         N/A                N/A               N/A
Select Aggressive Growth Fund                        N/A                N/A               N/A
Select Capital Appreciation Fund                     N/A                N/A               N/A
Select Value Opportunity Fund                        N/A                N/A               N/A
Select Growth Fund                                   N/A                N/A               N/A
Fidelity VIP Growth Portfolio                        N/A                N/A               N/A
Janus Aspen Growth Portfolio                         N/A                N/A               N/A
Select Growth and Income Fund                        N/A                N/A               N/A
Equity Index Fund                                    N/A                N/A               N/A
Fidelity VIP Equity-Income Portfolio                 N/A                N/A               N/A
Fidelity VIP High Income Portfolio                   N/A                N/A               N/A
Select Investment Grade Income Fund                  N/A                N/A               N/A
Money Market Fund                                    N/A                N/A               N/A



The inception dates for the Underlying Funds are: N/A.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                  10 YEARS
                                                      ONE-YEAR                     OR LIFE
                                                       TOTAL           5       OF SUB-ACCOUNT
UNDERLYING FUND                                        RETURN        YEARS        (IF LESS)
----------------------------------------------------------------------------------------------
Select Emerging Markets Fund                            N/A           N/A            N/A
Select International Equity Fund                        N/A           N/A            N/A
T. Rowe Price International Stock Portfolio             N/A           N/A            N/A
Kemper Technology Growth Portfolio                      N/A           N/A            N/A
Select Strategic Growth Fund                            N/A           N/A            N/A
Select Aggressive Growth Fund                           N/A           N/A            N/A
Select Capital Appreciation Fund                        N/A           N/A            N/A
Select Value Opportunity Fund                           N/A           N/A            N/A
Select Growth Fund                                      N/A           N/A            N/A
Fidelity VIP Growth Portfolio                           N/A           N/A            N/A
Janus Aspen Growth Portfolio                            N/A           N/A            N/A
Select Growth and Income Fund                           N/A           N/A            N/A
Equity Index Fund                                       N/A           N/A            N/A
Fidelity VIP Equity-Income Portfolio                    N/A           N/A            N/A
Fidelity VIP High Income Portfolio                      N/A           N/A            N/A
Select Investment Grade Income Fund                     N/A           N/A            N/A
Money Market Fund                                       N/A           N/A            N/A



The inception dates for the Underlying Funds are: N/A.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY


The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insured is male, Age 36, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $250,000, that an annual premium payment of $3,000 was made at the beginning of each Policy year, that all premiums were allocated to each Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.


                                                                                        10 YEARS
                                                   ONE-YEAR                             OR LIFE
                                                    TOTAL                5              OF FUND
UNDERLYING FUND                                     RETURN             YEARS           (IF LESS)
----------------------------------------------------------------------------------------------------
Select Emerging Markets Fund                           -100.00%         N/A                 -100.00%
Select International Equity Fund                       -100.00%            -4.58%             -4.34%
T. Rowe Price International Stock Portfolio            -100.00%            -8.72%             -6.26%
Kemper Technology Growth Portfolio                          N/A               N/A           -100.00%
Select Strategic Growth Fund                           -100.00%               N/A           -100.00%
Select Aggressive Growth Fund                          -100.00%             1.20%              8.05%
Select Capital Appreciation Fund                       -100.00%               N/A             -4.40%
Select Value Opportunity Fund                          -100.00%           -10.89%             -4.39%
Select Growth Fund                                     -100.00%             7.92%              7.90%
Fidelity VIP Growth Portfolio                          -100.00%             8.70%             11.43%
Janus Aspen Growth Portfolio                           -100.00%             8.88%              8.83%
Select Growth and Income Fund                          -100.00%            -0.75%              2.75%
Equity Index Fund                                      -100.00%             6.43%             11.33%
Fidelity VIP Equity-Income Portfolio                   -100.00%            -4.49%              5.66%
Fidelity VIP High Income Portfolio                     -100.00%           -14.33%              3.45%
Select Investment Grade Income Fund                    -100.00%           -57.71%             -1.70%
Money Market Fund                                      -100.00%           -61.50%             -4.41%



The inception dates for the Underlying Funds are: 4/29/85 for Money Market and Select Investment Grade Income; 9/19/85 for Fidelity VIP High Income; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/28/90 for the Equity Index; 8/21/92 for Select Income, Select Growth and Income, Select Growth, and Select Aggressive Growth; 4/30/93 for Select Value Opportunity; 9/13/93 for Janus Aspen Growth; 3/31/94 for T. Rowe Price International Stock; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; 2/20/98 for Select Emerging Markets and Select Strategic Growth; and 5/3/99 for Kemper Technology Growth.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                  10 YEARS
                                                      ONE-YEAR                     OR LIFE
                                                       TOTAL           5           OF FUND
UNDERLYING FUND                                        RETURN        YEARS        (IF LESS)
----------------------------------------------------------------------------------------------
Select Emerging Markets Fund                               65.14%     N/A               14.82%
Select International Equity Fund                           31.25%    18.13%             15.07%
T. Rowe Price International Stock Portfolio                32.85%    14.82%             13.05%
Kemper Technology Growth Portfolio                      N/A           N/A               77.08%
Select Strategic Growth Fund                               15.65%     N/A                6.52%
Select Aggressive Growth Fund                              38.18%    22.89%             20.29%
Select Capital Appreciation Fund                           24.92%     N/A               21.00%
Select Value Opportunity Fund                              -5.03%    13.12%             11.18%
Select Growth Fund                                         29.35%    28.61%             20.15%
Fidelity VIP Growth Portfolio                              36.96%    29.29%             19.52%
Janus Aspen Growth Portfolio                               43.48%    29.44%             23.85%
Select Growth and Income Fund                              18.02%    21.26%             15.51%
Equity Index Fund                                          19.99%    27.32%             20.24%
Fidelity VIP Equity-Income Portfolio                        5.96%    18.20%             14.09%
Fidelity VIP High Income Portfolio                          7.77%    10.49%             12.04%
Select Investment Grade Income Fund                        -1.32%     7.00%              7.31%
Money Market Fund                                           4.82%     5.10%              4.86%



The inception dates for the Underlying Funds are: 4/29/85 for Money Market and Select Investment Grade Income; 9/19/85 for Fidelity VIP High Income; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/28/90 for the Equity Index; 8/21/92 for Select Income, Select Growth and Income, Select Growth, and Select Aggressive Growth; 4/30/93 for Select Value Opportunity; 9/13/93 for Janus Aspen Growth; 3/31/94 for T. Rowe Price International Stock; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; 2/20/98 for Select Emerging Markets and Select Strategic Growth; and 5/3/99 for Kemper Technology Growth.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   APPENDIX G
                            MONTHLY EXPENSE CHARGES

A monthly expense charge is computed on the Date of Issue and on each increase in Face Amount. The Factors used to compute the monthly expense charges vary with the issue age and underwriting class (Smoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
    0          N/A      0.11        N/A      0.08        N/A      0.10
    1          N/A      0.11        N/A      0.08        N/A      0.11
    2          N/A      0.12        N/A      0.08        N/A      0.11
    3          N/A      0.12        N/A      0.08        N/A      0.11
    4          N/A      0.12        N/A      0.09        N/A      0.11
    5          N/A      0.12        N/A      0.09        N/A      0.12
    6          N/A      0.13        N/A      0.09        N/A      0.12
    7          N/A      0.13        N/A      0.09        N/A      0.12
    8          N/A      0.13        N/A      0.09        N/A      0.12
    9          N/A      0.14        N/A      0.10        N/A      0.13
   10          N/A      0.14        N/A      0.10        N/A      0.13
   11          N/A      0.14        N/A      0.10        N/A      0.13
   12          N/A      0.14        N/A      0.11        N/A      0.14
   13          N/A      0.15        N/A      0.11        N/A      0.14
   14          N/A      0.15        N/A      0.11        N/A      0.14
   15          N/A      0.15        N/A      0.11        N/A      0.15
   16          N/A      0.16        N/A      0.12        N/A      0.15
   17          N/A      0.16        N/A      0.12        N/A      0.15
   18         0.12      0.16       0.11      0.12       0.12      0.16
   19         0.13      0.17       0.11      0.13       0.12      0.16
   20         0.13      0.17       0.12      0.13       0.13      0.16
   21         0.13      0.17       0.12      0.13       0.13      0.17
   22         0.14      0.18       0.12      0.14       0.13      0.17
   23         0.14      0.18       0.12      0.14       0.14      0.17
   24         0.15      0.19       0.13      0.15       0.14      0.18
   25         0.15      0.19       0.13      0.15       0.15      0.18
   26         0.15      0.19       0.13      0.15       0.15      0.19
   27         0.16      0.20       0.14      0.16       0.15      0.19
   28         0.16      0.20       0.14      0.16       0.16      0.19
   29         0.17      0.21       0.14      0.17       0.16      0.20
   30         0.17      0.21       0.15      0.17       0.17      0.20
   31         0.17      0.21       0.15      0.17       0.17      0.21
   32         0.18      0.22       0.15      0.18       0.17      0.21
   33         0.18      0.22       0.15      0.18       0.18      0.21
   34         0.19      0.23       0.16      0.19       0.18      0.22
   35         0.19      0.23       0.16      0.19       0.18      0.22
   36         0.21      0.25       0.17      0.21       0.20      0.24
   37         0.22      0.27       0.19      0.22       0.21      0.26
   38         0.24      0.29       0.20      0.24       0.23      0.28
   39         0.25      0.31       0.21      0.25       0.24      0.29
   40         0.27      0.33       0.23      0.27       0.26      0.31
   41         0.28      0.34       0.24      0.28       0.27      0.33
   42         0.30      0.36       0.25      0.30       0.29      0.35
   43         0.31      0.38       0.26      0.31       0.30      0.37

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   44         0.33      0.40       0.28      0.33       0.32      0.39
   45         0.34      0.42       0.29      0.34       0.33      0.40
   46         0.36      0.44       0.30      0.36       0.35      0.42
   47         0.38      0.46       0.32      0.37       0.36      0.44
   48         0.39      0.48       0.33      0.39       0.38      0.46
   49         0.41      0.50       0.35      0.40       0.40      0.48
   50         0.43      0.52       0.36      0.42       0.42      0.50
   51         0.44      0.54       0.37      0.43       0.43      0.52
   52         0.46      0.56       0.38      0.45       0.44      0.53
   53         0.47      0.57       0.40      0.46       0.46      0.55
   54         0.49      0.59       0.41      0.48       0.47      0.57
   55         0.50      0.61       0.42      0.49       0.48      0.59
   56         0.53      0.65       0.45      0.52       0.51      0.62
   57         0.56      0.69       0.47      0.55       0.55      0.66
   58         0.60      0.72       0.50      0.58       0.58      0.70
   59         0.63      0.76       0.52      0.61       0.61      0.73
   60         0.66      0.80       0.55      0.64       0.64      0.77
   61         0.70      0.82       0.58      0.67       0.68      0.79
   62         0.74      0.83       0.61      0.71       0.71      0.81
   63         0.78      0.85       0.64      0.74       0.75      0.83
   64         0.82      0.86       0.67      0.78       0.79      0.85
   65         0.86      0.88       0.70      0.81       0.83      0.87
   66         0.86      0.88       0.70      0.80       0.83      0.86
   67         0.86      0.87       0.69      0.80       0.82      0.86
   68         0.85      0.87       0.69      0.79       0.82      0.85
   69         0.85      0.86       0.68      0.79       0.82      0.85
   70         0.85      0.86       0.68      0.78       0.82      0.84
   71         0.85      0.86       0.68      0.78       0.82      0.84
   72         0.85      0.86       0.68      0.78       0.82      0.84
   73         0.85      0.86       0.68      0.78       0.82      0.84
   74         0.85      0.86       0.68      0.78       0.82      0.84
   75         0.85      0.86       0.68      0.78       0.82      0.84
   76         0.85      0.86       0.68      0.78       0.82      0.84
   77         0.85      0.86       0.68      0.78       0.82      0.84
   78         0.85      0.86       0.68      0.78       0.82      0.84
   79         0.85      0.86       0.68      0.78       0.82      0.84
   80         0.85      0.86       0.68      0.78       0.82      0.84
   81         0.85      0.86       0.68      0.78       0.82      0.84
   82         0.85      0.86       0.68      0.78       0.82      0.84
   83         0.85      0.86       0.68      0.78       0.82      0.84
   84         0.85      0.86       0.68      0.78       0.82      0.84
   85         0.85      0.86       0.68      0.78       0.82      0.84

                                    EXAMPLES

For a male, age 35, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $19 ($0.19 X 100)

For a male, age 50, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $43 ($0.43 X 100)

For a male, age 65, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $86 ($0.86 X 100)

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 1999 UNAUDITED

                                                                  SELECT               SELECT      SELECT        SELECT
                                               MONEY   EQUITY   AGGRESSIVE  SELECT     GROWTH       VALUE      INVESTMENT
                                              MARKET    INDEX     GROWTH    GROWTH   AND INCOME  OPPORTUNITY  GRADE INCOME
                                              -------  -------  ----------  -------  ----------  -----------  ------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $    --  $    --   $    --    $    --   $    --      $    --      $    --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............       --       --        --         --        --           --           --
Investment in shares of T. Rowe Price
  International Series, Inc.................       --       --        --         --        --           --           --
Investment in shares of Kemper Variable
  Series (KVS)..............................       --       --        --         --        --           --           --
Investment in shares of Janus Aspen
  Series....................................       --       --        --         --        --           --           --
                                              -------  -------   -------    -------   -------      -------      -------
  Total assets..............................       --       --        --         --        --           --           --

LIABILITIES:................................       --       --        --         --        --           --           --
                                              -------  -------   -------    -------   -------      -------      -------
  Net assets................................  $    --  $    --   $    --    $    --   $    --      $    --      $    --
                                              =======  =======   =======    =======   =======      =======      =======

                                                 SELECT         SELECT
                                              INTERNATIONAL    CAPITAL
                                                 EQUITY      APPRECIATION
                                              -------------  ------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................     $    --       $    --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --            --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --            --
Investment in shares of Kemper Variable
  Series (KVS)..............................          --            --
Investment in shares of Janus Aspen
  Series....................................          --            --
                                                 -------       -------
  Total assets..............................          --            --
LIABILITIES:................................          --            --
                                                 -------       -------
  Net assets................................     $    --       $    --
                                                 =======       =======

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                          DECEMBER 31, 1999 UNAUDITED

                                     SELECT    SELECT     FIDELITY      FIDELITY     FIDELITY  T. ROWE PRICE    KEMPER     JANUS
                                    EMERGING  STRATEGIC      VIP           VIP         VIP     INTERNATIONAL  TECHNOLOGY   ASPEN
                                    MARKETS    GROWTH    HIGH INCOME  EQUITY-INCOME   GROWTH       STOCK        GROWTH    GROWTH
                                    --------  ---------  -----------  -------------  --------  -------------  ----------  -------
ASSETS:
Investments in shares of Allmerica
  Investment Trust................  $    --    $    --     $    --       $    --     $    --      $    --      $    --    $    --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP).....................       --         --          --            --          --           --           --         --
Investment in shares of T. Rowe
  Price International
  Series, Inc.....................       --         --          --            --          --           --           --         --
Investment in shares of Kemper
  Variable Series (KVS)...........       --         --          --            --          --           --           --         --
Investment in shares of Janus
  Aspen Series....................       --         --          --            --          --           --           --         --
                                    -------    -------     -------       -------     -------      -------      -------    -------
  Total assets....................       --         --          --            --          --           --           --         --

LIABILITIES:......................       --         --          --            --          --           --           --         --
                                    -------    -------     -------       -------     -------      -------      -------    -------
  Net assets......................  $    --    $    --     $    --       $    --     $    --      $    --      $    --    $    --
                                    =======    =======     =======       =======     =======      =======      =======    =======

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                         NOTES TO FINANCIAL STATEMENTS
                                   UNAUDITED

NOTE 1 -- ORGANIZATION

    The Separate Account IMO (IMO) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on
May 1, 1995, for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life insurance policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of IMO are clearly identified and distinguished from the other assets and liabilities of the Company. IMO cannot be charged with liabilities arising out of any other business of the Company.

    IMO is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). IMO currently offers seventeen Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity
VIP), managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of Kemper Variable Series (KVS) managed by Scudder Kemper Investments, Inc. (Scudder Kemper); or of Janus Aspen Series (Janus) managed by Janus Capital. The Trust, Fidelity VIP, T. Rowe Price, KVS and Janus (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of IMO. Therefore, no provision for income taxes has been charged against IMO.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

This Prospectus provides important information about an individual flexible payment variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company. The policies are funded through the Separate Account IMO, a separate investment account of the Company that is referred to as the Variable Account. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds of Allmerica Investment Trust, Fidelity Variable Insurance Products Fund, and T. Rowe Price International Series, Inc.



   FUND                                                 MANAGER
   ----                                                 -------
   Select Emerging Markets Fund                         Schroder Investment Management North America Inc.
   Select International Equity Fund                     Bank of Ireland Asset Management (U.S.) Limited
   T. Rowe Price International Stock Portfolio          Rowe Price-Fleming International, Inc.
   Select Aggressive Growth Fund                        Nicholas-Applegate Capital Management, L.P.
   Select Capital Appreciation Fund                     T. Rowe Price Associates, Inc.
   Select Value Opportunity Fund                        Cramer Rosenthal McGlynn, LLC
   Select Growth Fund                                   Putnam Investment Management, Inc.
   Select Strategic Growth Fund                         TCW Investment Management Company
   Fidelity VIP Growth Portfolio                        Fidelity Management & Research Company
   Select Growth and Income Fund                        J. P. Morgan Investment Management Inc.
   Fidelity VIP Equity-Income Portfolio                 Fidelity Management & Research Company
   Fidelity VIP High Income Portfolio                   Fidelity Management & Research Company
   Select Income Fund                                   Standish, Ayer & Wood, Inc.
   Money Market Fund                                    Allmerica Asset Management, Inc.


Policy owners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge.

THE PURPOSE OF THE POLICIES IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. THE POLICY, TOGETHER WITH ITS ATTACHED APPLICATION, CONSTITUTES THE ENTIRE AGREEMENT BETWEEN YOU AND THE COMPANY.


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


   CORRESPONDENCE MAY BE MAILED TO:                     DATED MAY 1, 2000
   ALLMERICA LIFE                                       WORCESTER, MASSACHUSETTS 01653
   P.O. BOX 8179                                        (508) 855-1000
   BOSTON, MA 02266-8179

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
UNDERLYING FUNDS............................................      17
INVESTMENT OBJECTIVES AND POLICIES..........................      19
THE POLICY..................................................      21
  Applying for a Policy.....................................      21
  Free-Look Period..........................................      21
  Conversion Privilege......................................      22
  Payments..................................................      22
  Allocation of Net Payments................................      23
  Transfer Privilege........................................      23
  Death Benefit.............................................      24
  Election of Death Benefit Options.........................      25
  Changing Between Death Benefit Option 1 and Death Benefit
   Option 2.................................................      28
  Guaranteed Death Benefit Rider............................      29
  Change in Face Amount.....................................      30
  Policy Value..............................................      31
  Payment Options...........................................      33
  Optional Insurance Benefits...............................      33
  Surrender.................................................      33
  Partial Withdrawal........................................      33
CHARGES AND DEDUCTIONS......................................      34
  Deductions from Payments..................................      34
  Monthly Charges (The Monthly Deduction)...................      34
  Computing Insurance Protection Charges....................      35
  Fund Expenses.............................................      37
  Surrender Charge..........................................      37
  Partial Withdrawal Costs..................................      38
  Transfer Charges..........................................      39
  Other Administrative Charges..............................      39
POLICY LOANS................................................      40
  Preferred Loan Option.....................................      40
  Repayment of Outstanding Loan.............................      40
  Effect of Policy Loans....................................      41
POLICY TERMINATION AND REINSTATEMENT........................      41
  Termination...............................................      41
  Reinstatement.............................................      41
OTHER POLICY PROVISIONS.....................................      42
  Policy Owner..............................................      42
  Beneficiary...............................................      42
  Assignment................................................      42
  Limit on Right to Challenge Policy........................      43
  Suicide...................................................      43
  Misstatement of Age or Sex................................      43
  Delay of Payments.........................................      43
FEDERAL TAX CONSIDERATIONS..................................      43
  The Company and the Variable Account......................      44
  Taxation of the Policies..................................      44
  Policy Loans..............................................      44
  Modified Endowment Policies...............................      45

VOTING RIGHTS...............................................      45
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      46
DISTRIBUTION................................................      47
REPORTS.....................................................      48
LEGAL PROCEEDINGS...........................................      48
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      48
FURTHER INFORMATION.........................................      49
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................      49
  General Description.......................................      49
  Fixed Account Interest and Policy Loans...................      49
  Surrenders, Partial Withdrawals and Transfers.............      50
INDEPENDENT ACCOUNTANTS.....................................      50
FINANCIAL STATEMENTS........................................      50
APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS
TABLE.......................................................     A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................     B-1
APPENDIX C -- PAYMENT OPTIONS...............................     C-1
APPENDIX D -- ILLUSTRATIONS.................................     D-1
APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     E-1
APPENDIX F -- PERFORMANCE INFORMATION.......................     F-1
APPENDIX G -- MONTHLY EXPENSE CHARGES.......................     G-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies prior to the Final Payment Date, before deductions for any Outstanding Loan and partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.

FACE AMOUNT: the amount of insurance coverage applied for. The initial Face Amount is shown in your Policy.

FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 100th birthday. After this date, no payments may be made. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.

FUNDS (UNDERLYING FUNDS): the following investment portfolios of Allmerica Investment Trust ("Trust"): Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund; the following investment portfolios of Variable Insurance Products Fund ("Fidelity VIP"): Fidelity VIP Growth Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP High Income Portfolio; and the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

GENERAL ACCOUNT: all our assets other than those held in a separate investment account.

GUIDELINE MINIMUM DEATH BENEFIT: the minimum death benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the PRODUCT of:

    - the Policy Value TIMES

    - a percentage factor.


The percentage factor is a percentage that, when multiplied by the Policy value, determines the minimum death benefit required under federal tax laws. If Death Benefit Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, and underwriting class, as set forth in the Policy. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the percentage factor is based on the Insured's attained age, as set forth in APPENDIX A -- Guideline Minimum Death Benefit Factors Table.

INSURANCE PROTECTION AMOUNT: the death benefit less the Policy Value.

LOAN VALUE: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when Monthly Insurance Protection charges are deducted.

NET DEATH BENEFIT: Before the Final Payment Date, the Net Death Benefit is:

    - the death benefit under either Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, MINUS

    - any Outstanding Loan on the Insured's death, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under Death Benefit Option 2 and on the date of death for Death Benefit Options 1 and 3. If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2.

After the Final Payment Date, the Net Death Benefit generally is:

    - the Policy Value MINUS

    - any Outstanding Loan.

If the Guaranteed Death Benefit Rider is in effect, after the Final Payment Date, the death benefit is the greater of:

    - the Face Amount as of the Final Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

NET PAYMENT: your payment less a payment expense charge.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued.

POLICY CHANGE: any change in the Face Amount, the addition or deletion of a Rider, underwriting reclassifications, or a change in death benefit option (Option 1 or Option 2).

POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:

    - Value of the units of the sub-accounts credited to your Policy PLUS

    - Accumulation in the Fixed Account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and the Policy Value in each sub-account bear to the total unloaned Policy Value.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Policy Value less any Outstanding Loan and surrender charges.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly charges and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation Dates currently occur on:

    - Each day the New York Stock Exchange is open for trading

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account IMO, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND CHARGES


WHAT CHARGES WILL I INCUR UNDER MY POLICY?

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

    - From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

       PREMIUM TAX CHARGE -- A current premium tax deduction of 2.35% of payments represents our average expenses for state and local premium taxes,

       DEFERRED ACQUISITION COSTS ("DAC TAX") CHARGE -- A current DAC tax deduction of 1.00% of payments helps reimburse us for federal taxes imposed on our deferred acquisition costs of the Policies.

       FRONT-END SALES LOAD -- From each payment, we will deduct a charge of 3.0% of the payment to partially compensate us for Policy sales expenses.

    - We deduct the following monthly charges (the "Monthly Deduction") from Policy Value:

       MONTHLY INSURANCE PROTECTION CHARGE -- The Monthly Insurance Protection Charge will be charged on each monthly processing date until the Final Payment Date. This charge compensates us for providing life insurance coverage for the Insured. The charge is equal to a specified amount that varies with the sex (unisex rates required by state law), age, smoking status, and underwriting class of the Insured and Death Benefit Option selected, for each $1,000 of the Policy's Face Amount. See Appendix E.

       MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount. See Appendix G.

       MONTHLY MAINTENANCE FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

       MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is calculated based on the Policy Value in the sub-accounts of the Variable Account (but not the Fixed Account) as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. This charge will continue to be assessed after the Final Payment Date.

       MONTHLY RIDER CHARGES -- These charges will vary based on the Riders selected and by the sex, age, and underwriting classification of the Insured.

    - The charges below apply only if you surrender your Policy or make partial withdrawals:

       SURRENDER CHARGE -- A surrender charge will apply to a full surrender or decrease in Face Amount for up to 10 years from Date of Issue of the Policy or from the date of increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class (Smoker or Nonsmoker) of the Insured, for each $1,000 of the Policy's Face Amount. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year. If there are increases in the Face Amount, each increase will have a corresponding surrender charge. These charges will be specified in a supplemental schedule of benefits at the time of the increase.

       - The maximum surrender charge under a Policy, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. For more information, see APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


       PARTIAL WITHDRAWAL CHARGES -- For each partial withdrawal, we deduct the following charges from Policy Value:


       - A transaction fee of 2% of the amount withdrawn, not to exceed $25 for each partial withdrawal (including a Free 10% Withdrawal)

       - A partial withdrawal charge of 5.0% (but not to exceed the amount of the outstanding surrender charge) of a withdrawal exceeding the "Free 10% Withdrawal," described below

       The partial withdrawal charge does not apply to:

       - That part of a withdrawal equal to 10% of the Policy Value in a Policy year, less prior free withdrawals made in the same Policy year ("Free 10% Withdrawal")

       - Withdrawals when no surrender charge applies.

       We reduce the Policy's outstanding surrender charge, if any, by partial withdrawal charges that are deducted.

    - The charges below are designed to reimburse us for Policy administrative costs, and apply under the following circumstances:

       CHARGE FOR OPTIONAL GUARANTEED DEATH BENEFIT RIDER -- A one time administrative charge of $25 will be deducted from Policy Value when the Rider is elected.

       TRANSFER CHARGE -- Currently, the first 12 transfers of Policy Value in a Policy year are free. A current transfer charge of $10, never to exceed $25, applies for each additional transfer in the same Policy year. This charge is for the costs of processing the transfer.


       OTHER ADMINISTRATIVE CHARGES -- We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:


       - Changing net payment allocation instructions

       - Changing the allocation of the Monthly Deduction among the various sub-accounts

       - Providing a projection of values

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1999.



                                                                                               TOTAL FUND
                                         MANAGEMENT FEE           OTHER EXPENSES                EXPENSES
                                           (AFTER ANY               (AFTER ANY                 (AFTER ANY
UNDERLYING FUND                        VOLUNTARY WAIVERS)   APPLICABLE REIMBURSEMENTS)   WAIVERS/REIMBURSEMENTS)
---------------                        ------------------   --------------------------   -----------------------
Select Emerging Markets Fund.........        1.35%                    0.57%                    1.92%(1)(2)
Select International Equity Fund.....        0.89%                    0.13%                    1.02%(1)(2)
T. Rowe Price International Stock
 Portfolio...........................        1.05%                    0.00%                    1.05%
Select Aggressive Growth Fund........        0.81%*                   0.06%                    0.87%(1)(2)*
Select Capital Appreciation Fund.....        0.90%*                   0.07%                    0.97%(1)*
Select Value Opportunity Fund........        0.90%                    0.07%                    0.97%(1)(2)
Select Growth Fund...................        0.78%                    0.05%                    0.83%(1)(2)
Select Strategic Growth Fund.........        0.85%                    0.35%                    1.20%(1)(2)
Fidelity VIP Growth Portfolio........        0.58%                    0.08%                    0.66%(3)
Select Growth and Income Fund........        0.67%                    0.07%                    0.74%(1)(2)
Fidelity VIP Equity-Income
 Portfolio...........................        0.48%                    0.09%                    0.57%(3)
Fidelity VIP High Income Portfolio...        0.58%                    0.11%                    0.69%(3)
Select Income Fund...................        0.52%                    0.09%                    0.61%(1)
Money Market Fund....................        0.24%                    0.05%                    0.29%(1)


* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.


(1)  Until further notice, Allmerica Financial Investment Management
      Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Income Fund, and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.


    Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

    Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.


    The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.



(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 1.01% for Select International Equity Fund, 1.88% for Select Emerging Markets, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.

(3) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.56% for the Fidelity VIP Equity-Income Portfolio and 0.65% for the Fidelity VIP Growth Portfolio.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or Outstanding Loans exceed the Policy Value. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states.

WHAT IS THE POLICY'S OBJECTIVE?

The objective of the Policy is to give permanent life insurance protection and help you build assets tax-deferred. Features available through the Policy include:

    - A Net Death Benefit that can protect your family

    - Payment options that can guarantee an income for life

    - A personalized investment portfolio

    - Experienced professional investment advisers

    - Tax deferral on earnings.

While the Policy is in force, it will provide:

    - Life insurance coverage on the Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges

    - Optional insurance benefits available by Rider.

The Policy combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Policy Value and the Death Benefit will increase or decrease depending on investment results. Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments. Also, making planned payments will not guarantee that the Policy will remain in force.

WHO ARE THE KEY PERSONS UNDER THE POLICY?

The Policy is a contract between you and us. Each Policy has a Policy Owner
(you), an Insured (you or another individual you select) and a beneficiary. As Policy Owner, you make payments, choose investment allocations and select the Insured and beneficiary. The Insured is the person covered under the Policy. The beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the beneficiary when the Insured dies while the Policy is in effect. You may choose between three death benefit options. Under Death Benefit Option 1 and Death Benefit Option 3, the death benefit is the greater of (1) the Face Amount (the amount of insurance applied for) or (2) the Guideline Minimum Death Benefit (the Guideline Minimum Death Benefit federal tax law requires). Under Death Benefit Option 2, the death benefit is the greater of (1) the sum of the Face Amount and Policy Value or (2) the Guideline Minimum Death Benefit. For more information, see "Election of Death Benefit Option" under THE POLICY.

The Net Death Benefit is the death benefit less any Outstanding Loan, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions. However, after the Final Payment Date, the Net Death Benefit is the Policy Value less any Outstanding Loan. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option we offer.

An optional Guaranteed Death Benefit Rider is available ONLY AT ISSUE OF THE POLICY. (The Guaranteed Death Benefit Rider may not be available in all states). If this Rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account; and

    - provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Rider is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and changes in Death Benefit Options, can result in the termination of the Rider. IF THIS RIDER IS TERMINATED, IT CANNOT BE REINSTATED. FOR MORE INFORMATION, see "Guaranteed Death Benefit Rider."

CAN I EXAMINE THE POLICY?

Yes. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

If your Policy provides for a full refund of payments under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared the bank.

Where required by state law, your refund will be the GREATER of:

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy or by the funds for taxes, charges or fees.

If your Policy does not provide for a full refund, you will receive:

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes, which have been imposed.

After an increase in Face Amount, a right to cancel the increase also applies.

WHAT ARE MY INVESTMENT CHOICES?


The Separate Account consists of 20 Sub-Accounts of which 14 are available under the Policy. Each Sub-Account invests exclusively in a corresponding Underlying Fund of the Allmerica Investment Trust ("Trust") managed by Allmerica Financial Investment Management Services, Inc., the Fidelity Variable Insurance Products Fund ("Fidelity VIP") managed by Fidelity Management & Research Company ("FMR"), and T. Rowe Price International Series, Inc. ("T. Rowe Price") managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") with respect to the T. Rowe Price International Stock Portfolio. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Policy also offers a Fixed Account that is part of the general account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate your money among the Sub-Accounts and the Fixed Account to meet your investment needs.


If your Policy provides for a full refund under its "Right to Examine Policy" provision as required in your state, we will allocate all sub-account investments to the Money Market Fund until the fourth day after the expiration of the "Right to Examine" provision of your policy. After this, we will allocate all amounts as you have chosen.

You may allocate and transfer money among the following investment options:

    Select Emerging Markets Fund

    Managed by Schroder Investment Management North America Inc.

    Select International Equity Fund

    Managed by Bank of Ireland Asset Management (U.S.) Limited

    T. Rowe Price International Stock Portfolio

    Managed by Rowe Price-Fleming International, Inc.

    Select Aggressive Growth Fund

    Managed by Nicholas-Applegate Capital Management, L.P.

    Select Capital Appreciation Fund

    Managed by T. Rowe Price Associates, Inc.

    Select Value Opportunity Fund

    Managed by Cramer Rosenthal McGlynn, LLC

    Select Growth Fund

    Managed by Putnam Investment Management, Inc.

    Select Strategic Growth Fund


    Managed by TCW Investment
    Management Company


    Fidelity VIP Growth Portfolio

    Managed by Fidelity Management & Research Company

    Select Growth and Income Fund

    Managed by J. P. Morgan Investment Management Inc.

    Fidelity VIP Equity-Income Portfolio

    Managed by Fidelity Management & Research Company

    Fidelity VIP High Income Portfolio

    Managed by Fidelity Management & Research Company

    Select Income Fund

    Managed by Standish, Ayer & Wood, Inc.

    Money Market Fund

    Managed by Allmerica Asset Management, Inc.


The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. For more information, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS.


CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account of the Company, subject to certain limitations described under THE POLICY -- "Transfer Privilege." You will incur no current taxes on transfers while your money is in the Policy.


HOW MUCH CAN I INVEST AND HOW OFTEN?



The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.



However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50.


WHAT IF I NEED MY MONEY?

You may borrow up to the loan value of your Policy. You may also make partial withdrawals and surrender the Policy for its surrender value. There are two types of loans that may be available to you:

    - A non-preferred loan option is always available to you. The maximum total loan amount is 90% of the difference between Policy Value and surrender charges. The Company will charge interest on the amount of the loan at a current annual rate of 4.8%. This current rate of interest may change, but is guaranteed not to exceed 6%. However, the Company will also credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a non-preferred loan is 4.0%.

    - A preferred loan option is automatically available to you unless you request otherwise. The preferred loan option is available on that part of an Outstanding Loan that is attributable to policy earnings. The term "policy earnings" means that portion of the Policy Value that exceeds the sum of the payments made less all partial withdrawals and partial withdrawal charges. The Company will charge interest on the amount of the loan at a current annual rate of 4.00%. This current rate of interest may change, but is guaranteed not to exceed 4.50%. The annual interest rate credited to the Policy earnings securing a preferred loan is 4.0%.

We will allocate Policy loans among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer the Policy Value in each sub-account equal to the Policy loan to the Fixed Account.

You may surrender your Policy and receive its surrender value. After the first Policy year, you may make partial withdrawals of $500 or more from Policy Value, subject to possible partial withdrawal charges. Under Death Benefit Option 1 and Death Benefit Option 3, the Face Amount is reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Face Amount below $40,000. A surrender or partial withdrawal may have tax consequences. See "Taxation of the Policies."


A request for a preferred loan after the Final Payment Date, a partial withdrawal after the Final Payment Date, or the foreclosure of an Outstanding Loan will terminate a Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit Rider." Policy loans may have tax consequences. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. See FEDERAL TAX CONSIDERATIONS, "Policy Loans."


CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Change your choice of death benefit options between Death Benefit Option 1 and
     Death Benefit Option 2

    - Add or remove optional insurance benefits provided by Rider

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Yes. You can convert your Policy without charge during the first 24 months after the Date of Issue or after an increase in Face Amount. On conversion, we will transfer the Policy Value in the Variable Account to the Fixed Account. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY POLICY?

The Policy will not lapse if you fail to make payments unless:

    - The Policy Value is insufficient to cover the next monthly deduction and loan interest accrued; or

    - Outstanding Loans exceed Policy Value

There is a 62-day grace period in either situation.

If you make payments at least equal to minimum monthly payments, we guarantee that your Policy will not lapse before the 49th monthly processing date from Date of Issue or increase in Face Amount, within limits and excluding loan foreclosure. If the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure). For more information, see "Guaranteed Death Benefit Rider."

If the Insured has not died, you may reinstate your Policy within three years after the grace period. The Insured must provide evidence of insurability subject to our then current underwriting standards. In addition, you must either repay or reinstate any outstanding loans and make payments sufficient to keep the Policy in force for three months. See POLICY TERMINATION AND REINSTATEMENT.

HOW IS MY POLICY TAXED?

The Policy is given federal income tax treatment similar to a conventional fixed benefit life insurance policy. On a withdrawal of Policy Value, Policy owners currently are taxed only on the amount of the withdrawal that exceeds total payments. Withdrawals greater than payments made are treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to distributions of cash required under Section 7702 of the Internal Revenue Code ("Code") because of a reduction in benefits under the Policy.

The Net Death Benefit under the Policy is excludable from the gross income of the beneficiary. However, in some circumstances federal estate tax may apply to the Net Death Benefit or the Policy Value.


A Policy may be considered a "modified endowment contract." This may occur if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. Also, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.


                            ------------------------


This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.



THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.



NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


The Company is a life insurance company organized under the laws of Delaware in 1974. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force. We are a wholly owned subsidiary of First Allmerica Financial Life Insurance Company, formerly named State Mutual Life Assurance Company of America ("First Allmerica"), which in turn is a wholly-owned subsidiary of Allmerica Financial Corporation. First Allmerica was organized under the laws of Massachusetts in 1844 and is the fifth oldest life insurance company in America. Our Principal Office is 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 1-800-628-6267. We are subject to the laws of the state of Delaware, to regulation by the Commissioner of Insurance of Delaware, and to other laws and regulations where we are licensed to operate.


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account with 20 sub-accounts of which 14 are available under the Policy. Each sub-account invests in a fund of the Trust, Fidelity VIP, or T. Rowe Price. The assets used to fund the variable part of the Policies are set aside in sub-accounts and are separate from our general assets. We administer and account for each sub-account as part of our general business. However, income, capital gains and capital losses are allocated to each sub-account without regard to any of our other income, capital gains or capital losses. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.


Our Board of Directors authorized the establishment of the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.


THE UNDERLYING FUNDS



Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "WHAT ARE THE EXPENSES AND FEES OF THE FUNDS" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.



ALLMERICA INVESTMENT TRUST



Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. This registration does not involve SEC supervision of the investments or investment policy of the Trust or its separate investment portfolios.

First Allmerica established the Trust as a Massachusetts business trust on October 11, 1984. The Trust is a vehicle for the investment of assets of various separate accounts established by the Company, or other insurance companies. Shares of the Trust are not offered to the public but solely to the separate accounts. Ten different investment portfolios of the Trust are available under the Policies, each issuing a series of shares: the Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. The assets of each fund are held separate from the assets of the other funds. Each fund operates as a separate investment vehicle. The income or losses of one fund have no effect on the investment performance of another fund. The sub-accounts reinvest dividends and/or capital gains distributions received from a fund in more shares of that fund as retained assets.


Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. AFIMS, which is a wholly-owned subsidiary of Allmerica Financial, has entered into agreements with other investment managers ("Sub-Advisers"), who manage the investments of the Funds. The Trustees have responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement with AFIMS.



AFIMS, subject to Trustee review, is responsible for the daily affairs of the Trust and the general management of the Funds. AFIMS performs administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.



The Trust bears all expenses incurred in its operation, other than the expenses AFIMS assumes under the management agreement. Trust expenses include:



    - Costs to register and qualify the Trust's shares under the Securities Act of 1933 ("1933 Act"),



    - Other fees payable to the SEC,



    - Independent public accountant, legal and custodian fees,



    - Association membership dues, taxes, interest, insurance payments and brokerage commissions,



    - Fees and expenses of the Trustees who are not affiliated with AFIMS,



    - Expenses for proxies, prospectuses, reports to shareholders and other expenses.



Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.



FIDELITY VIP
Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.



Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street,

Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay an monthly management fee to FMR for managing investments and business affairs. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.



T. ROWE PRICE



T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized in 1994 as a Maryland corporation, and is registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of the largest no-load international mutual fund asset managers, with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Policies: the T. Rowe Price International Stock Portfolio. An affiliate of Price-Fleming,
T. Rowe Price Associates, Inc. serves as Sub-Adviser to the Select Capital Appreciation Fund of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of the funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, AND T. ROWE PRICE THAT ACCOMPANY THIS PROSPECTUS. THEY CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. Statements of Additional Information for the funds are available on request. The investment objectives of the funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.

SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Investment Management North America Inc.

SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The Manager of the Portfolio is Rowe Price-Fleming International, Inc.

SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies that are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management, L.P.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is
T. Rowe Price Associates, Inc.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected for their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.


SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies. The Sub-Adviser for the Select Strategic Growth Fund is TCW Investment Management Company.


FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is J. P. Morgan Investment Management Inc.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising S&P 500.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.

SELECT INCOME FUND -- seeks a high level of current income. The fund will invest primarily in investment grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer & Wood, Inc.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

Effective date of the change in the investment policy OR


Receipt of the notice of your right to transfer.

                                   THE POLICY

APPLYING FOR A POLICY

After receiving a completed application or enrollment form from a prospective Policy owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Policy only after underwriting has been completed. We may reject an application or enrollment form that does not meet our underwriting guidelines.

If a prospective Policy owner makes an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on age and underwriting class. This coverage will continue for a maximum of 90 days from the date of the application or enrollment form or, if required, the completed medical exam. If death is by suicide, we will return only the premium paid.

If no fixed conditional insurance was in effect, on Policy delivery we will require a sufficient payment to place the insurance in force. If you made payments before the date of issue, we will allocate the payments to the Fixed Account. IF THE POLICY IS NOT ISSUED AND ACCEPTED BY YOU, THE PAYMENTS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If the Policy is issued, we will allocate your Policy Value on issuance according to your instructions. However, if your Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state (see THE POLICY -- "Free-Look Period"), we will initially allocate your sub-account investments to the Money Market Fund. This allocation to the Money Market Fund will be until the fourth day after the expiration of the "Right to Examine" provision of your policy. After this, we will allocate all amounts according to your investment choices.

FREE-LOOK PERIOD

The Policy provides for a free look period. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

If your Policy provides for a full refund under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank. Where required by state law, however, your refund will be the GREATER of

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy for taxes, charges or fees

If your Policy does not provide for a full refund, you will receive

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes which have been imposed

After an increase in Face Amount, we will mail or deliver a notice of a free look for the increase. You will have the right to cancel the increase before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision in your Contract.

On canceling the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. Upon request, we will refund the amount of the credit to you. We will waive any surrender charge computed for the increase.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue or an increase in Face Amount, you can convert your Policy into a Fixed Policy by transferring all Policy Value in the sub-accounts to the Fixed Account. The conversion will take effect at the end of the valuation period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. All payments after the initial payment are credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.

You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the Policy will remain in force. The Policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the Final Payment Date or skip planned payments. If the Guaranteed Death Benefit Rider is in effect, there are certain minimum payment requirements.


The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.


However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. Payments must be sufficient to provide a positive policy value (less Outstanding Loans) at the end of each Policy month or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

During the first 48 Policy months following the Date of Issue or an increase in Face Amount, a guarantee may apply to prevent the Policy from lapsing. The guarantee will apply during this period if you make payments that, when reduced by policy loans, partial withdrawals and partial withdrawal costs, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. MAKING MONTHLY PAYMENTS EQUAL TO THE MINIMUM MONTHLY PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE, EXCEPT AS STATED IN THIS PARAGRAPH.

Under Death Benefit Option 1 and Death Benefit Option 2, total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with a change in Face Amount, underwriting reclassifications, the addition or deletion of a Rider, or a change between Death Benefit Option 1 and Death Benefit Option 2. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

ALLOCATION OF NET PAYMENTS

The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Policy, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.


You may change the allocation of future net payments by written request or telephone request. You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The policy of the Company and its representatives and affiliates is that they will not be responsible for losses resulting from acting on telephone requests reasonably believed to be genuine. The Company will employ reasonable methods to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses from unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone requests are tape-recorded.


An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Policy Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Policy Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE

Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.) We will make transfers at your written request or telephone request, as described in THE POLICY -- "Allocation of Net Payments." Transfers are effected at the value next computed after receipt of the transfer order.

Currently, the first 12 transfers in a Policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, Policy loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.


TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS


The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:


    - Minimum amount that may be transferred.



    - Minimum amount that may remain in a sub-account following a transfer from that sub-account.

    - Minimum period between transfers involving the Fixed Account.



    - Maximum amounts that may be transferred from the Fixed Account.


Transfers to and from the Fixed Account are currently permitted only if:


    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.



    - You may make only one transfer involving the Fixed Account in each policy quarter.


These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Money Market Fund of the Trust and the Fixed Account, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, quarterly, semi-annual or annual schedule. You may request the day of the month on which automatic transfers will occur (the "transfer date). If you do not choose a transfer date, the transfer date will be the 15th of the scheduled month. However, if the transfer date is not a business day, the automatic transfer will be processed on the next business day. Each automatic transfer is free, and will not reduce the remaining number of transfers that are free in a Policy year.


SPECIAL TRANSFER PRIVILEGE UNDER PROPOSED SUBSTITUTION



The Company has requested the necessary regulatory approvals to substitute shares of the Select Investment Grade Income Fund of the Allmerica Investment Trust for shares of the currently offered Select Income Fund. Subject to receiving the necessary approvals, this substitution will take place on or about July 1, 2000. Policy Owners who have amounts invested in the Sub-Account investing in the Select Income Fund have certain special transfer rights before and after the proposed substitution is completed. For more information, see SUBSTITUTION OF SHARES OF THE SELECT INCOME FUND.


DEATH BENEFIT


GUIDELINE MINIMUM DEATH BENEFIT -- In order to qualify as "life insurance" under the Federal tax laws, this Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age, as shown in the table in Appendix A. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class, as set forth in the Policy.


The Guideline Minimum Death Benefit Table in Appendix A is used when Death Benefit Option 1 or Death Benefit Option 2 is in effect. The Guideline Minimum Death Benefit Table in Appendix A reflects the requirements of the "guideline premium/guideline death benefit" test set forth in the Federal tax laws. Guideline Minimum Death Benefit factors are set forth in the Policy when Death Benefit Option 3 is in effect. These factors reflect the requirements of the "cash value accumulation" test set forth in the Federal tax laws. The Guideline Minimum Death Benefit factors will be adjusted to conform to any changes in the tax laws. For more information, see ELECTION OF DEATH BENEFIT OPTIONS, below.

NET DEATH BENEFIT -- The Policy provides three death benefit options: The Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3 (for more information, see Election of Death Benefit Options). If the Policy is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit under the applicable death benefit option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER POLICY PROVISIONS -- "Delay of Payments." The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option. See APPENDIX C -- PAYMENT OPTIONS.


The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:

    - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS

    - Any other insurance on the Insured's life that is provided by Rider, MINUS

    - Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.

After the Final Payment Date, if the Guaranteed Death Benefit Rider is not in effect, the Net Death Benefit is:

    - The Policy Value MINUS

    - Any Outstanding Loan

Where permitted by state law, we will compute the Net Death Benefit on

    - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR

    - The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST -- There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Policy Value are different. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST. Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST. Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST. Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/ or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

ILLUSTRATIONS

For the purposes of the following illustrations, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

ILLUSTRATION OF DEATH BENEFIT OPTION 1 -- Under Option 1, a Policy with a $100,000 Face Amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of Policy Value (from Appendix A), if the Policy Value exceeds $40,000 the death benefit will exceed the

$100,000 Face Amount. In this example, each dollar of Policy Value above $40,000 will increase the death benefit by $2.50.

For example, a Policy with a Policy Value of

    - $50,000 will have a Guideline Minimum Death Benefit of $125,000 (e.g., $50,000 X 2.50);

    - $60,000 will produce a Guideline Minimum Death Benefit of $150,000 (e.g., $60,000 X 2.50)

    - $75,000 will produce a Guideline Minimum Death Benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. However, the death benefit will never be less than the Face Amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would be greater than $100,000 Face Amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 2 -- Under Option 2, assume that the Insured is under the age of 40 and that there is no Outstanding Loan. The Face Amount of the Policy is $100,000.

Under Death Benefit Option 2, a Policy with a Face Amount of $100,000 will produce a death benefit of $100,000 plus Policy Value. For example, a Policy with Policy Value of

    - $10,000 will produce a death benefit of $110,000 (e.g., $100,000 +
      $10,000);

    - $25,000 will produce a death benefit of $125,000 (e.g., $100,000 +
      $25,000);

    - $50,000 will produce a death benefit of $150,000 (e.g., $100,000 +
      $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the Face Amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the death benefit by $2.50. For example, if the Policy Value is

    - $70,000, the Guideline Minimum Death Benefit will be $175,000 (e.g., $70,000 X 2.50);

    - $80,000, the Guideline Minimum Death Benefit will be $200,000 (e.g., $80,000 X 2.50);

    - $90,000, the Guideline Minimum Death Benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the Policy Value TIMES

    - The Guideline Minimum Death Benefit factor is LESS THAN

    - The Face Amount plus Policy Value, THEN

    - The death benefit will be the Face Amount PLUS Policy Value.

The Guideline Minimum Death Benefit factor becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least 185% of the Policy Value. The death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 3 -- In this illustration, assume that the insured is a male, age 35, preferred non-smoker and that there is no Outstanding Loan.

Under Death Benefit Option 3, a Policy with a Face Amount of $100,000 will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 437% of policy value (in policy year 1), if the Policy Value exceeds $22,883 the death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the death benefit by $4.37.

For example, a Policy with a Policy Value of:

    - $50,000 will have a Death Benefit of $218,500 ($50,000 X 4.37);

    - $60,000 will produce a Death Benefit of $262,200 ($60,000 X 4.37);

    - $75,000 will produce a Death Benefit of $327,750 ($75,000 X 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of policy value will reduce the death benefit by $4.37. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1).

The death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from policy value would change the death benefit by $2.70.

CHANGING BETWEEN DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. (YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA). Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in death benefit options.


CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2 -- If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:


    - The death benefit MINUS

    - The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.


CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1 -- If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:


    - The new Face Amount or

    - The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit Rider.

GUARANTEED DEATH BENEFIT RIDER (NOT AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

    - provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Rider is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death benefit Option, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.


GUARANTEED DEATH BENEFIT TESTS


While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and

    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.


GUARANTEED DEATH BENEFIT


If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Rider is in force. The Death Benefit will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.


TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER


The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of an Outstanding Loan; or

    - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

    - any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates.

CHANGE IN FACE AMOUNT

You may increase or decrease the Face Amount by written request. An increase or decrease in the Face Amount takes effect on the LATER of the:

    - The monthly processing date on or next following date of receipt of your written request or

    - The date of approval of your written request, if evidence of insurability is required

INCREASES -- You must submit with your written request for an increase satisfactory evidence of insurability. The consent of the Insured is also required whenever the Face Amount is increased. An increase in Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches age 85. A written request for an increase must include a payment if the policy value less debt is less than the sum of three minimum monthly payments

We will also compute a new surrender charge based on the amount of the increase. An increase in the Face Amount will increase the insurance protection amount and, therefore, the Monthly Insurance Protection charges. After increasing the Face Amount, you will have the right, during a free-look period, to have the increase canceled. See THE POLICY -- "Free-Look Period." If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

DECREASES -- You may decrease the Face Amount by written request. The minimum amount for a decrease in Face Amount is $10,000. The minimum Face Amount required after a decrease is $50,000. If

    - you have chosen the Guideline Premium Test and the Policy would not comply with the maximum payment limitations under federal tax law; and

    - If you have previously made payments in excess of the amount allowed for the lower Face Amount, then the excess payments will first be used to repay Outstanding Loans, if any. If there are any remaining excess payments, we will pay any such excess to you. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will lower the insurance protection amount and, therefore, the Monthly Insurance Protection charge. In computing the Monthly Insurance Protection charge, a decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount

On a decrease in the Face Amount, we will deduct from the Policy Value, if applicable, any surrender charge. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro-rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted.

POLICY VALUE

The Policy Value is the total value of your Policy. It is the SUM of:

    - Your accumulation in the Fixed Account PLUS

    - The value of your units in the sub-accounts

There is no guaranteed minimum Policy Value. Policy Value on any date depends on variables that cannot be predetermined.

Your Policy Value is affected by the:

    - Frequency and amount of your net payments

    - Interest credited in the Fixed Account

    - Investment performance of your sub-accounts

    - Partial withdrawals

    - Loans, loan repayments and loan interest paid or credited

    - Charges and deductions under the Policy

    - Death Benefit Option

COMPUTING POLICY VALUE -- We compute the Policy Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Policy Value is:

    - Accumulations in the Fixed Account, MINUS

    - The Monthly Deductions due

On each Valuation Date after the Date of Issue, the Policy Value is the SUM of:

    - Accumulations in the Fixed Account PLUS

    - The SUM of the PRODUCTS of:

       - The number of units in each sub-account TIMES

       - The value of a unit in each sub-account on the Valuation Date

THE UNIT -- We allocate each net payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the Policy is the QUOTIENT of:

    - That part of the net payment allocated to the sub-account DIVIDED BY

    - The dollar value of a unit on the Valuation Date the payment is received at our Principal Office.

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from Valuation Date to Valuation Date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first Valuation Date of each sub-account. The value of a unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the unit on the preceding Valuation Date TIMES

    - The net investment factor

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:

    - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY

    - The value of that sub-account's assets at the beginning of the valuation period

The net investment factor may be greater or less than one.

PAYMENT OPTIONS

The Net Death Benefit payable may be paid in a single sum or under one or more of the payment options then offered by the Company. See APPENDIX C -- PAYMENT OPTIONS. These payment options also are available at the Final Payment Date or if the Policy is surrendered. If no election is made, we will pay the Net Death Benefit in a single sum.

OPTIONAL INSURANCE BENEFITS

You may add optional insurance benefits to the Policy by Rider, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS. The cost of certain optional insurance benefits becomes part of the Monthly Deduction.

SURRENDER

You may surrender the Policy and receive its surrender value. The surrender value is:

    - The Policy Value MINUS

    - Any Outstanding Loan and surrender charges

We will compute the surrender value on the Valuation Date on which we receive the Policy with a written request for surrender. We will deduct a surrender charge if you surrender the Policy within 10 full Policy years of the Date of Issue or increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The surrender value may be paid in a lump sum or under a payment option then offered by us. See APPENDIX C -- PAYMENT OPTIONS. We will normally pay the surrender value within seven days following our receipt of written request. We may delay benefit payments under the circumstances described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

After the first Policy year, you may withdraw part of the surrender value of your Policy on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the Fixed Account. If you do not provide allocation instructions, we will make a pro-rata allocation. Each partial withdrawal must be at least $500. Under both Level Death Benefit Options, the Face Amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce Death Benefit Option 1 and 3 Face Amount below $40,000. On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs. See CHARGES AND DEDUCTIONS -- "Partial Withdrawal Costs." We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose certain options under the Policy.

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application is within the following class of individuals:

All employees of First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); directors of First Allmerica and its affiliates and subsidiaries; all employees and registered representatives of any broker-dealer that has entered into a sales agreement with us or Allmerica Investments, Inc. to sell the Policies and any spouses of the above persons or any children of the above persons.

DEDUCTIONS FROM PAYMENTS

From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

    - Premium tax charge of 2.35% currently

    - Deferred Acquisition Costs ("DAC tax") charge of 1.0%

    - Front-End Sales Load charge of 3.0%

The 2.35% premium tax charge approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.00%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The 1.00% DAC tax deduction helps reimburse us for approximate expenses incurred from federal taxes for deferred acquisition costs ("DAC taxes") of the Policies. We deduct the 3.00% Front-End Sales Load charge from each payment to partially compensate us for Policy sales expenses.

We reserve the right to increase or decrease the premium tax deduction or DAC tax deduction to reflect changes in our expenses for premium taxes or DAC taxes. The 3.0% Front-End Sales Load charge will not change, even if sales expenses change.

MONTHLY CHARGES (THE MONTHLY DEDUCTION)

On each monthly processing date, we will deduct certain monthly charges (the "Monthly Deduction") from Policy Value. You may allocate the Monthly Deduction to any number of sub-accounts. If you make no allocation, we will make a pro-rata allocation. If the sub-accounts you chose do not have sufficient funds to cover the Monthly Deduction, we will make a pro-rata allocation.

The following charges comprise the Monthly Deduction:

    - MONTHLY INSURANCE PROTECTION CHARGE -- Before the Final Payment Date, we will deduct a Monthly Insurance Protection charge from your Policy Value. This charge is the cost for insurance protection under the Policy.

We deduct the Monthly Insurance Protection charge on each monthly processing date starting with the Date of Issue. We will deduct no Monthly Insurance Protection charges on or after the Final Payment Date.

    - MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured for each $1,000 of the Policy's Face Amount. See Appendix G.

    - MONTHLY ADMINISTRATION FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

    - MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is based on the Policy Value in the sub-accounts as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. The charge will continue to be assessed after the Final Payment Date.

This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed those compensated by the administrative charges in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

    - MONTHLY RIDER CHARGES -- RIDER CHARGES WILL VARY DEPENDING UPON THE RIDERS SELECTED, AND BY THE SEX, UNDERWRITING CLASSIFICATION OF THE INSURED.

COMPUTING INSURANCE PROTECTION CHARGES

We designed the Monthly Insurance Protection charge to compensate us for the anticipated cost of paying Net Death Benefits under the Policies. The charge is computed monthly. Monthly Insurance Protection charges can vary depending upon the Death Benefit Option you select. Monthly Insurance Protection Charges will also be different for the initial Face Amount, any increases in Face Amount, and for that part of the death benefit subject to the Guideline Minimum Death Benefit.

DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 3


INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate TIMES

    - the DIFFERENCE between

       - the initial Face Amount AND

       - the Policy Value (MINUS any Rider charges) at the beginning of the Policy month.

Under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge decreases as the Policy Value increases (if the Guideline Minimum Death Benefit is not in effect).

Increases in Face Amount. For each increase in Face Amount under Death Benefit Option 1 or Death Benefit Option 3, the Monthly Insurance Protection charge is the product of:

    - the insurance protection rate for the increase TIMES

    - the DIFFERENCE between

    - the increase in Face Amount AND

    - any Policy Value (MINUS any Rider charges) IN EXCESS OF than the initial Face Amount at the beginning of the Policy month and not allocated to a prior increase.


GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 1 or Death Benefit Option 3, this Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the GREATER of the Face Amount or the Policy Value.


We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "CHANGE IN FACE AMOUNT: DECREASES"


DEATH BENEFIT OPTION 2


INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate TIMES

    - the initial Face Amount.


INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate for the increase TIMES

    - the increase in Face Amount.


GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 2, this Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the Face Amount PLUS the Policy Value.


We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "CHANGE IN FACE AMOUNT: DECREASES"


INSURANCE PROTECTION CHARGES -- We base insurance protection rates on the:

    - Male, female or blended unisex rate table

    - Age and underwriting class of the Insured

    - Effective date of an increase or date of any Rider

For unisex Policies, sex-distinct rates do not apply. For the initial Face Amount, the insurance protection rates are based on your age at the beginning of each Policy year. For an increase in Face Amount or for a Rider, the insurance protection rates are based on your age on each anniversary of the effective date of the increase or Rider. We base the current insurance protection rates on our expectations as to future mortality experience. Rates will not, however, be greater than the guaranteed insurance protection rates set forth in the Policy. These guaranteed rates will never exceed on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the insurance protection rates will apply to all Insureds of the same age, sex and underwriting class whose Policies have been in force for the same period.

The underwriting class of an Insured will affect the insurance protection rates. We currently place Insureds into preferred underwriting classes, standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: smokers and non-smokers. We will place an Insured under age 18 at the Date of Issue in a standard or non-standard underwriting class. We will then classify the Insured as a smoker at age 18 unless we receive satisfactory evidence that the Insured is a non-smoker. Prior to the Insured's age 18, we will give you notice of how the Insured may be classified as a non-smoker.

We compute the insurance protection rate separately for the initial Face Amount and for any increase in Face Amount. However, if the Insured's underwriting class improves on an increase, the lower insurance protection rate will apply to the total Face Amount.

FUND EXPENSES

The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the funds whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the Trust, Fidelity VIP, and T. Rowe Price contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

SURRENDER CHARGE

A surrender charge may apply only on a full surrender or decrease in Face Amount of the Policy within ten years of the Date of Issue or of an increase in Face Amount. We compute the surrender charge on Date of Issue and on any increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount or increase in Face Amount. SEE APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

For the purposes of calculating the surrender charge, the factors used to compute the maximum surrender charges vary with the sex (Male, Female, or Unisex), underwriting class (Smoker or Nonsmoker), and age of the Insured. The maximum surrender charge, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. Under a $100,000 Policy for this individual, the maximum surrender charge would be equal to $5,343 (53.43 X 100). If the Policy is surrendered during the first Policy year, the surrender charge would be equal to the maximum of $5,343. However, the surrender charge decreases by 1/9th each Policy year. For example, if this Policy is surrendered during the sixth Policy year, the surrender charge would be $2,375. For more information, see APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If more than one surrender charge is in effect because of one or more increases in Face Amount, we will apply the surrender charges in "inverse order." This means we will apply surrender and partial withdrawal charges (described below) in this order:

    - First, the most recent increase

    - Second, the next most recent increases

    - Third, the initial Face Amount.

A surrender charge may be deducted on a decrease in the Face Amount. On a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. The fraction is the PRODUCT of:

    - the decrease DIVIDED by the current Face Amount TIMES

    - the surrender charge

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, we will deduct a proportionate share of the surrender charge for that increase or for the initial Face Amount.

The surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, Policy administration, and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

PARTIAL WITHDRAWAL COSTS

For each partial withdrawal, we deduct a transaction fee of 2% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

A partial withdrawal charge may also be deducted from Policy Value. However, in an Policy year, you may withdraw, without a partial withdrawal charge, up to:

    - 10% of the Policy Value MINUS

    - the total of any prior free withdrawals in the same Policy year ("Free 10% Withdrawal").

The right to make the Free 10% Withdrawal is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in the second Policy year, the amount you could withdraw in future Policy years would not be increased by the amount you did not withdraw in the second Policy year.

We impose the partial withdrawal charge on any withdrawal greater than the Free 10% Withdrawal. The charge is 5.0% of the excess withdrawal, up to the amount of the outstanding surrender charge. We will reduce the Policy's outstanding surrender charge by the amount of the partial withdrawal charge. The partial withdrawal charge deducted will decrease existing surrender charges in "inverse order," as described above under "Surrender Charge." If no surrender charge applies to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

TRANSFER CHARGES

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

Each of the following transfers of Policy Value from the sub-accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Policy year:

    - A conversion within the first 24 months from Date of Issue or increase

    - A transfer to the Fixed Account to secure a loan

    - A reallocation of Policy Value within 20 days of the Date of Issue

    - Dollar-Cost Averaging Option and Automatic Rebalancing Option

OTHER ADMINISTRATIVE CHARGES

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

    - Changing net payment allocation instructions

    - Changing the allocation of Monthly Insurance Protection charges among the various sub-accounts and the Fixed Account

    - Providing a projection of values

We do not currently charge for these costs. Any future charge is guaranteed not to exceed $25 per transaction.

                                  POLICY LOANS

You may borrow money secured by your Policy Value at any time. There is no minimum loan amount. The total amount you may borrow, including any Outstanding Loan, is the loan value. The loan value is 90% of:

    - the Policy Value MINUS

    - any surrender charges

We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER POLICY PROVISIONS -- "Delay of Payments."

We will allocate the loan among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer Policy Value in each sub-account equal to the Policy loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.

Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The current annual interest rate charged by the Company is 4.80%. The current annual rate of interest charged on loans may change, but is guaranteed not to exceed 6.00%.

PREFERRED LOAN OPTION


The preferred loan option is automatically available to you, unless you request otherwise. You may change a preferred loan to a non-preferred loan at any time upon written request. A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit Rider. Any part of the Outstanding Loan that represents earnings under the Policy may be treated as a preferred loan. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. You should consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).


Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The current annual loan interest rate charged by the Company for Preferred Loans is 4.00%. The current annual rate of interest charged on preferred loans may change, but is guaranteed not to exceed 4.50%.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Policy lapse. We will allocate that part of the Policy Value in the Fixed Account that secured a repaid loan to the sub-accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Policy Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Policy Value previously transferred from the Variable Account to secure the Outstanding Loan.

If the Outstanding Loan exceeds the amount needed to pay the policy value less the next monthly deductions, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT. The foreclosure of an Outstanding Loan will terminate the optional Guaranteed Death Benefit Rider.

EFFECT OF POLICY LOANS

Policy loans will permanently affect the Policy Value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the Policy Value in the Fixed Account that secures the loan.

We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

Unless the Guaranteed Death Benefit Rider is in effect, the Policy will terminate if:

    - Policy Value is insufficient to cover the next Monthly Deduction plus loan interest accrued OR

    - Outstanding Loans exceed the Policy Value

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any monthly charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.

During the first 48 Policy months following the Date of Issue or an increase in the Face Amount, a guarantee may apply to prevent the Policy from terminating because of insufficient Policy value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal costs, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the Face Amount, underwriting reclassifications, or the addition or deletion of a Rider. Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.

If the optional Guaranteed Death Benefit Rider is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "Guaranteed Death Benefit Rider."

REINSTATEMENT

A terminated Policy may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the monthly processing date following the date you submit to us:

    - Written application for reinstatement

    - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and

    - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable

Policies which have been surrendered may not be reinstated.

MINIMUM AMOUNT PAYABLE -- If reinstatement is requested when less than 48 Monthly Deductions have been paid since the Date of Issue or increase in the Face Amount, you must pay for the lesser of three minimum monthly premiums and three Monthly Deductions.

If you request reinstatement more than 48 Monthly Processing Dates from the Date of Issue or increase in the Face Amount, you must pay 3 monthly deductions.

SURRENDER CHARGE -- The surrender charge on the date of reinstatement is the surrender charge that was in effect on the date of termination.

POLICY VALUE ON REINSTATEMENT -- The Policy Value on the date of reinstatement is:

    - The net payment made to reinstate the Policy and interest earned from the date the payment was received at our Principal Office PLUS

    - The Policy Value less any Outstanding Loan on the date of default (not to exceed the surrender charge on the date of reinstatement) MINUS

    - The Monthly Deductions due on the date of reinstatement

You may reinstate any Outstanding Loan.

                            OTHER POLICY PROVISIONS

POLICY OWNER

The Policy Owner is the Insured unless another Policy owner has been named in the application or enrollment form. As Policy owner, you are entitled to exercise all rights under your Policy while the Insured is alive, with the consent of any irrevocable beneficiary. The consent of the Insured is required whenever the Face Amount is increased.

BENEFICIARY

The beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the Insured dies. While the Insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the Insured dies, the Policy owner (or the Policy owner's estate) will be the beneficiary. If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the Insured will pass to surviving beneficiaries proportionally.

ASSIGNMENT

You may assign a Policy as collateral or make an absolute assignment. All Policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING POLICY PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE POLICY

We cannot challenge the validity of your Policy if the Insured was alive after the Policy had been in force for two years from the Date of Issue. Also, we cannot challenge the validity of any increase in the Face Amount if the Insured was alive after the increase was in force for two years from the effective date of the increase.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, we will pay the beneficiary all payments made for the Policy, without interest, less any Outstanding Loan and partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from any increase in Face Amount, we will not recognize the increase. We will pay to the beneficiary the Monthly Insurance Protection charges plus monthly expense charges paid for the increase.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex is not correctly stated in the Policy application or enrollment form, we will adjust benefits under the Policy to reflect the correct age and sex. The adjusted benefit will be the benefit that the most recent Monthly Insurance Protection charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the Guideline Minimum Death Benefit. For a unisex Policy, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Policy loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings

    - The SEC restricts trading on the New York Stock Exchange

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Policies. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Policy owner is a corporation or the trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes respecting the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account.

Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE POLICIES

We believe that the Policies described in this Prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the relationship of the Policy Value to the death benefit. So long as the Policies are life insurance contracts, the Net Death Benefits of the Policies are excludable from the gross income of the beneficiaries. Also, any increase in Policy Value is not taxable until received by you or your designee (but see "Modified Endowment Policies").

Federal tax law requires that the investment of each sub-account funding the Policies be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the funds, we believe that the funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Policy owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Policies or our administrative rules may be modified as necessary to prevent a Policy owner from being considered the owner of the assets of the Variable Account.

A surrender, partial withdrawal, change in Death Benefit Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. Within the first fifteen Policy years, a distribution of cash required under Section 7702 of the Code because of a reduction of benefits under the Policy will be taxed to the Policy owner as ordinary income respecting any investment earnings. Federal, state and local income, estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, policy owner or beneficiary.

POLICY LOANS


We believe that non-preferred loans received under the Policy will be treated as an indebtedness of the Policy Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Policy Owner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the Internal Revenue Service ("IRS") as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.


Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT POLICIES

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, a Policy may be considered a "modified endowment contract" if:

Total payments during the first seven Policy years (or within seven years of a material change in the Policy) EXCEED

    - The total net level payments payable had the Policy provided for paid-up future benefits after making seven level annual payments.

In addition, if benefits are reduced at anytime during the life of the policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the surrender value exceeds the policy owner's investment in the Policy. Any other amounts will be treated as a return of capital up to the Policy Owner's basis in the Policy. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled,

    - Made after the taxpayer attains age 59 1/2, or

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

All modified endowment contracts issued by the same insurance company to the same policy owner during any calendar year will be treated as a single modified endowment contract in computing taxable distributions.

Currently, we review each Policy when payments are received to determine if the payment will render the Policy a modified endowment contract. If a payment would so render the Policy, we will notify you of the option of requesting a refund of the excess payment. The refund process must be completed within 60 days after the Policy anniversary or the Policy will be permanently classified as a modified endowment contract.

                                 VOTING RIGHTS

Where the law requires, we will vote fund shares that each sub-account holds according to instructions received from Policy Owners with Policy Value in the sub-account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Policies, we reserve the right to do so.

We will provide each person having a voting interest in a fund with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the Variable Account that does not relate to the Policies.

We will compute the number of votes that a Policy owner has the right to instruct on the record date established for the fund. This number is the quotient of:

    - Each Policy Owner's Policy Value in the sub-account divided by

    - The net asset value of one share in the fund in which the assets of the sub-account are invested

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996), Vice President (since 1984)
  Director                            and Assistant Secretary (since 1992) of First
                                      Allmerica
Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller
Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica.
Mary Eldridge                         Secretary (since 1999) of First Allmerica; Secretary
  Secretary                           (since 1999) of Allmerica Investments, Inc.; and
                                      Secretary (since 1999) of Allmerica Financial
                                      Investment Management Services, Inc.
J. Kendall Huber                      Director, Vice President and General Counsel of First
  Director, Vice President and        Allmerica (since 2000); Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President & Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation.
John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief  and Vice President (since 1991) of First Allmerica;
  Investment Officer                  Vice President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.; and President
                                      (since 1995) and Director (since 1996) of Allmerica
                                      Asset Management, Inc.
J. Barry May                          Director (since 1996) of First Allmerica; Director
  Director                            and President (since 1996) of The Hanover Insurance
                                      Company; and Vice President (1993 to 1996) of The
                                      Hanover Insurance Company
James R. McAuliffe                    Director (since 1996) of First Allmerica; Director
  Director                            (since 1992), President (since 1994) and Chief
                                      Executive Officer (since 1996) of Citizens Insurance
                                      Company of America

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.;
                                      Associate, Investment Banking (1995) of Salomon
                                      Brothers, Inc.; Treasurer (since 2000) of Allmerica
                                      Investments, Inc., Allmerica Asset Management, Inc.
                                      and Allmerica Financial Investment Management
                                      Services, Inc.
John F. O'Brien                       Director, President and Chief Executive Officer
  Director and Chairman of the Board  (since 1989) of First Allmerica
Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President            Vice President (since 1993), and Treasurer (1993 -
  Chief Financial Officer             2000) of First Allmerica
Richard M. Reilly                     Director (since 1996) and Vice President (since 1990)
  Director, President and Chief       of First Allmerica; President (since 1995) of
  Executive Officer                   Allmerica Financial Life Insurance and Annuity
                                      Company; Director (since 1990) of Allmerica
                                      Investments, Inc.; and Director and President (since
                                      1998) of Allmerica Financial Investment Management
                                      Services, Inc.
Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director                            Allmerica; Director (since 1998) of The Hanover
                                      Insurance Company; Chief Executive Officer (1996 to
                                      1998) of Travelers Property & Casualty; Senior Vice
                                      President (1993 to 1996) of Aetna Life & Casualty
                                      Company
Eric A. Simonsen                      Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica; Director (since 1991) of
                                      Allmerica Investments, Inc.; and Director (since
                                      1991) of Allmerica Financial Investment Management
                                      Services, Inc.


                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect wholly owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Policies. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Broker-dealers sell the Policies through their registered representatives who are appointed by us.

We pay to broker-dealers who sell the Policy commissions based on a commission schedule. After the Date of Issue or an increase in Face Amount, commissions will be 90% of the first-year payments up to a payment amount we established and 4.00% of any excess. Commissions will be 4.00% for subsequent payments in Years 2-10, and 2% for Years 11 and over. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.

                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Policy, including:

    - Payments

    - Changes in Face Amount

    - Changes in death benefit option

    - Transfers among Sub-Accounts and the Fixed Account

    - Partial withdrawals

    - Increases in loan amount or loan repayments

    - Lapse or termination for any reason

    - Reinstatement


We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Policy year. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. It will also set forth the status of the death benefit, Policy Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Policy loans. We will send you reports containing financial statements and other information for the Variable Account, the Trust, Fidelity VIP and T. Rowe Price as the 1940 Act requires.


                               LEGAL PROCEEDINGS

There are no pending legal proceedings involving the Variable Account or its assets. The Company and Allmerica Investments, Inc. are not involved in any litigation that is materially important to their total assets.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the fund are no longer available for investment or

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Policy interest in a sub-account without notice to Policy Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other policies or allow a conversion between policies on a Policy Owner's request.

We reserve the right to establish additional sub-accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

Shares of the funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity contracts ("mixed funding"). Shares of the Portfolios of Fidelity VIP and T. Rowe Price are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. The Company, the Trust, Fidelity VIP and T. Rowe Price do not believe that mixed funding is currently disadvantageous to either variable life insurance Policy Owners or variable annuity Policy Owners. The Company and the Trustees will monitor events to identify any material conflicts among Policy Owners because of mixed and shared funding. If the Trustees conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

We may change the Policy to reflect a substitution or other change and will notify Policy Owners of the change. Subject to any approvals the law may require, the Variable Account or any sub-accounts may be:

    - Operated as a management company under the 1940 Act

    - Deregistered under the 1940 Act if registration is no longer required or

    - Combined with other sub-accounts or our other separate accounts

                              FURTHER INFORMATION

We have filed a 1933 Act registration statement for this offering with the SEC. Under SEC rules and regulations, we have omitted from this Prospectus part of the registration statement and amendments. Statements contained in this Prospectus are summaries of the Policy and other legal documents. The complete documents and omitted information may be obtained from the SEC's Principal Office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the Variable Account. For complete details on the Fixed Account, read the Policy itself. The Fixed Account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the Fixed Account. The SEC has not reviewed the disclosures in this section of the Prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.


FIXED ACCOUNT INTEREST AND POLICY LOANS


We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the Fixed Account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.

Policy loans may also be made from the Policy Value in the Fixed Account. We will credit that part of the Policy Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0%.

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at our then current interest rate. The rate applied will be at least equal to the rate required by state law for deferment of payments. Amounts from the Fixed Account used to make payments on policies that we or our affiliates issue will not be delayed.

SURRENDERS, PARTIAL WITHDRAWALS AND TRANSFERS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed. On a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from Policy Value allocated to the Fixed Account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we may deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Variable Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                   APPENDIX A
                 GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE

              (DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2)

Under Death Benefit Option 1 and Death Benefit Option 2, the Guideline Minimum Death Benefit is a percentage of the Policy Value as set forth below:

                    GUIDELINE MINIMUM DEATH BENEFIT FACTORS

                                                            Percentage of
Attained Age                                                Policy Value
------------                                                -------------
    40 and under..........................................      250%
    41....................................................      243%
    42....................................................      236%
    43....................................................      229%
    44....................................................      222%
    45....................................................      215%
    46....................................................      209%
    47....................................................      203%
    48....................................................      197%
    49....................................................      191%
    50....................................................      185%
    51....................................................      178%
    52....................................................      171%
    53....................................................      164%
    54....................................................      157%
    55....................................................      150%
    56....................................................      146%
    57....................................................      142%
    58....................................................      138%
    59....................................................      134%
    60....................................................      130%
    61....................................................      128%
    62....................................................      126%
    63....................................................      124%
    64....................................................      122%
    65....................................................      120%
    66....................................................      119%
    67....................................................      118%
    68....................................................      117%
    69....................................................      116%
    70....................................................      115%
    71....................................................      113%
    72....................................................      111%
    73....................................................      109%
    74....................................................      107%
    75 - 90...............................................      105%
    91....................................................      104%
    92....................................................      103%
    93....................................................      102%
    94....................................................      101%
    95 and above..........................................      100%

                                   APPENDIX B
                          OPTIONAL INSURANCE BENEFITS

This Appendix provides only a summary of other insurance benefits available by Rider for an additional charge. For more information, contact your representative.

WAIVER OF PREMIUM RIDER

This Rider provides that, during periods of total disability continuing more than four months, we will add to the Policy Value each month an amount you selected or the amount needed to pay the Monthly Insurance Protection charges, whichever is greater. This amount will keep the Policy in force. This benefit is subject to our maximum issue benefits. Its cost will change yearly.

OTHER INSURED RIDER

This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "other Insured" to convert the coverage to a flexible premium adjustable life insurance policy.

TERM LIFE INSURANCE RIDER

This Rider provides an additional term insurance benefit for the primary
Insured.

GUARANTEED DEATH BENEFIT RIDER

This Rider, which is available only at issue, (a) guarantees that your Policy will not lapse regardless of the Performance of the Variable Account and (b) provides a guaranteed Net Death Benefit.

Certain Riders May Not Be Available In All States.

                                   APPENDIX C
                                PAYMENT OPTIONS

PAYMENT OPTIONS

On written request, the surrender value or all or part of any payable Net Death Benefit may be paid under one or more payment options then offered by the Company. If you do not make an election, we will pay the benefits in a single sum. If a payment Level Death Benefit Options selected, the beneficiary may pay to us any amount that would otherwise be deducted from the death benefit. A certificate will be provided to the payee describing the payment option selected.

The amounts payable under a payment option are paid from the general account. These amounts are not based on the investment experience of the Variable Account.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policy Owner and beneficiary provisions, any option selection may be changed before the Net Death Benefit becomes payable. If you make no selection, the beneficiary may select an option when the Net Death Benefit becomes payable.

                                   APPENDIX D
                 ILLUSTRATIONS OF DEATH BENEFIT, POLICY VALUES
                            AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which the Policy's death benefit and Policy Value could vary over an extended period of time. ON REQUEST, WE WILL PROVIDE A COMPARABLE ILLUSTRATION BASED ON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASS, AND THE REQUESTED FACE AMOUNT, DEATH BENEFIT OPTION AND RIDERS.

ASSUMPTIONS

The tables illustrate a Policy issued to a male, Age 30, under a standard Underwriting Class and qualifying for the non-smoker discount, and a Policy issued to a male, Age 45, under a standard Underwriting Class and qualifying for the non-smoker discount. In each case, one table illustrates the guaranteed cost of insurance rates and the other table illustrates the current costs of insurance rates as presently in effect.

The tables assume that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).


The tables assumed that all premiums are allocated to and remain in the Variable Account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rate of 0%, 6%, and 12%. The second column of the tables show the amount which would accumulate if the premiums were invested each year to earn interest (after taxes) at 5%, compounded annually.


The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values also would be different depending on the allocation of the Policy's total Policy Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown in the tables take into account the deduction of the payment expense charge from premiums and the monthly deduction from Policy Value.

EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.95% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 1999 ranged from an annual rate of 0.29% to an annual rate of 1.92 % of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.95% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Income Fund, and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.


Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT


Applying the average Fund advisory fees and operating expenses of 0.95% of average net assets, in the Current Cost of Insurance Charges tables the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of --0.95%, 5.05% and 11.05%. In the Guaranteed Cost of Insurance Charges tables, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -- 0.95%, 5.05% and 11.05%, respectively.


The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and cash values, the gross annual investment rates of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges. The second column of the tables shows the amount that would accumulate if the Guideline Annual Premium were invested to earn interest (after taxes) at 5%, compounded annually.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  ----------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER     POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE      VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ------------  ---------  ---------
   1         1,092           0        659     75,659         0        708    75,708           0          756     75,756
   2         2,239           0      1,311     76,311       100      1,451    76,451         245        1,596     76,596
   3         3,443         772      1,953     76,953     1,044      2,226    77,226       1,341        2,523     77,523
   4         4,707       1,574      2,587     77,587     2,026      3,039    78,039       2,536        3,549     78,549
   5         6,034       2,368      3,212     78,212     3,045      3,889    78,889       3,841        4,685     79,685
   6         7,428       3,153      3,829     78,829     4,103      4,778    79,778       5,267        5,942     80,942
   7         8,891       3,925      4,431     79,431     5,197      5,704    80,704       6,820        7,327     82,327
   8        10,428       4,684      5,022     80,022     6,330      6,668    81,668       8,518        8,856     83,856
   9        12,041       5,429      5,598     80,598     7,502      7,671    82,671      10,372       10,541     85,541
   10       13,735       6,162      6,162     81,162     8,716      8,716    83,716      12,401       12,401     87,401
   11       15,514       6,881      6,881     81,881     9,985      9,985    84,985      14,652       14,652     89,652
   12       17,382       7,589      7,589     82,589    11,313     11,313    86,313      17,144       17,144     92,144
   13       19,343       8,277      8,277     83,277    12,695     12,695    87,695      19,899       19,899     94,899
   14       21,402       8,953      8,953     83,953    14,140     14,140    89,140      22,950       22,950     97,950
   15       23,564       9,611      9,611     84,611    15,646     15,646    90,646      26,325       26,325    101,325
   16       25,834      10,253     10,253     85,253    17,217     17,217    92,217      30,061       30,061    105,061
   17       28,218      10,875     10,875     85,875    18,854     18,854    93,854      34,194       34,194    109,194
   18       30,721      11,478     11,478     86,478    20,558     20,558    95,558      38,767       38,767    113,767
   19       33,349      12,058     12,058     87,058    22,331     22,331    97,331      43,826       43,826    118,826
   20       36,108      12,618     12,618     87,618    24,177     24,177    99,177      49,425       49,425    124,425
 Age 60     72,551      16,644     16,644     91,644    47,008     47,008   122,008     151,462      151,462    226,462
 Age 65     98,630      17,025     17,025     92,025    61,576     61,576   136,576     257,266      257,266    332,266
 Age 70    131,913      15,469     15,469     90,469    77,968     77,968   152,968     433,029      433,029    508,029
 Age 75    174,393      10,893     10,893     85,893    95,313     95,313   170,313     725,079      725,079    800,079

(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%               HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  -----------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ---------  ---------  -------
   1         1,092           0        611    75,611          0        658    75,658         0        705    75,705
   2         2,239           0      1,210    76,210          0      1,343    76,343       131      1,482    76,482
   3         3,443         616      1,797    76,797        874      2,056    77,056     1,155      2,337    77,337
   4         4,707       1,359      2,372    77,372      1,783      2,796    77,796     2,264      3,277    78,277
   5         6,034       2,089      2,933    77,933      2,721      3,566    78,566     3,467      4,311    79,311
   6         7,428       2,805      3,480    78,480      3,688      4,363    79,363     4,772      5,447    80,447
   7         8,891       3,506      4,012    79,012      4,683      5,189    80,189     6,189      6,695    81,695
   8        10,428       4,190      4,528    79,528      5,707      6,044    81,044     7,728      8,065    83,065
   9        12,041       4,858      5,027    80,027      6,759      6,928    81,928     9,400      9,569    84,569
   10       13,735       5,508      5,508    80,508      7,840      7,840    82,840    11,218     11,218    86,218
   11       15,514       6,140      6,140    81,140      8,964      8,964    83,964    13,226     13,226    88,226
   12       17,382       6,752      6,752    81,752     10,128     10,128    85,128    15,435     15,435    90,435
   13       19,343       7,342      7,342    82,342     11,333     11,333    86,333    17,868     17,868    92,868
   14       21,402       7,909      7,909    82,909     12,579     12,579    87,579    20,545     20,545    95,545
   15       23,564       8,454      8,454    83,454     13,868     13,868    88,868    23,493     23,493    98,493
   16       25,834       8,973      8,973    83,973     15,199     15,199    90,199    26,738     26,738   101,738
   17       28,218       9,465      9,465    84,465     16,572     16,572    91,572    30,311     30,311   105,311
   18       30,721       9,930      9,930    84,930     17,988     17,988    92,988    34,245     34,245   109,245
   19       33,349      10,366     10,366    85,366     19,448     19,448    94,448    38,577     38,577   113,577
   20       36,108      10,770     10,770    85,770     20,949     20,949    95,949    43,347     43,347   118,347
 Age 60     72,551      12,214     12,214    87,214     37,685     37,685   112,685   127,178    127,178   202,178
 Age 65     98,630       9,991      9,991    84,991     46,035     46,035   121,035   210,419    210,419   285,419
 Age 70    131,913       4,031      4,031    79,031     52,108     52,108   127,108   343,988    343,988   418,988
 Age 75    174,393           0          0    66,942     52,312     52,312   127,312   557,985    557,985   632,985

(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  -------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH   SURRENDER   POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ---------  ---------  ---------
   1         6,330           0      4,231    250,000         0      4,526   250,000         0      4,822     250,000
   2        12,977       1,782      8,340    250,000     2,638      9,196   250,000     3,532     10,090     250,000
   3        19,957       6,591     12,329    250,000     8,281     14,019   250,000    10,116     15,854     250,000
   4        27,285      11,299     16,218    250,000    14,102     19,020   250,000    17,269     22,187     250,000
   5        34,980      15,920     20,019    250,000    20,123     24,221   250,000    25,067     29,166     250,000
   6        43,059      20,459     23,738    250,000    26,358     29,637   250,000    33,587     36,866     250,000
   7        51,543      24,923     27,382    250,000    32,826     35,285   250,000    42,915     45,375     250,000
   8        60,450      29,309     30,949    250,000    39,535     41,175   250,000    53,139     54,778     250,000
   9        69,803      33,612     34,432    250,000    46,491     47,311   250,000    64,352     65,172     250,000
   10       79,624      37,826     37,826    250,000    53,703     53,703   250,000    76,662     76,662     250,000
   11       89,935      42,261     42,261    250,000    61,574     61,574   250,000    90,687     90,687     250,000
   12      100,763      46,579     46,579    250,000    69,786     69,786   250,000   106,239    106,239     250,000
   13      112,131      50,760     50,760    250,000    78,343     78,343   250,000   123,489    123,489     250,000
   14      124,068      54,802     54,802    250,000    87,265     87,265   250,000   142,647    142,647     250,000
   15      136,602      58,702     58,702    250,000    96,578     96,578   250,000   163,952    163,952     250,000
   16      149,763      62,438     62,438    250,000   106,291    106,291   250,000   187,672    187,672     250,000
   17      163,581      66,048     66,048    250,000   116,469    116,469   250,000   214,068    214,068     274,007
   18      178,091      69,526     69,526    250,000   127,144    127,144   250,000   243,304    243,304     306,563
   19      193,326      72,870     72,870    250,000   138,354    138,354   250,000   275,686    275,686     341,851
   20      209,322      76,086     76,086    250,000   150,147    150,147   250,000   311,562    311,562     380,105
 Age 60    136,602      58,702     58,702    250,000    96,578     96,578   250,000   163,952    163,952     250,000
 Age 65    209,322      76,086     76,086    250,000   150,147    150,147   250,000   311,562    311,562     380,105
 Age 70    302,134      89,398     89,398    250,000   219,476    219,476   254,592   557,382    557,382     646,563
 Age 75    420,588      96,940     96,940    250,000   309,178    309,178   330,821   967,410    967,410   1,035,129

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%               HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -----------------------------  -----------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  -------  ---------  ---------  -------
   1         6,330           0      3,649    250,000         0      3,926   250,000         0      4,204   250,000
   2        12,977         631      7,188    250,000     1,415      7,973   250,000     2,236      8,794   250,000
   3        19,957       4,879     10,617    250,000     6,407     12,145   250,000     8,071     13,809   250,000
   4        27,285       9,014     13,932    250,000    11,527     16,445   250,000    14,375     19,294   250,000
   5        34,980      13,031     17,129    250,000    16,775     20,873   250,000    21,195     25,293   250,000
   6        43,059      16,928     20,207    250,000    22,155     25,434   250,000    28,586     31,864   250,000
   7        51,543      20,693     23,152    250,000    27,662     30,121   250,000    36,600     39,059   250,000
   8        60,450      24,315     25,955    250,000    33,291     34,931   250,000    45,297     46,937   250,000
   9        69,803      27,784     28,604    250,000    39,041     39,860   250,000    54,751     55,570   250,000
   10       79,624      31,086     31,086    250,000    44,903     44,903   250,000    65,036     65,036   250,000
   11       89,935      34,513     34,513    250,000    51,255     51,255   250,000    76,719     76,719   250,000
   12      100,763      37,753     37,753    250,000    57,800     57,800   250,000    89,618     89,618   250,000
   13      112,131      40,800     40,800    250,000    64,548     64,548   250,000   103,889    103,889   250,000
   14      124,068      43,646     43,646    250,000    71,512     71,512   250,000   119,709    119,709   250,000
   15      136,602      46,272     46,272    250,000    78,695     78,695   250,000   137,280    137,280   250,000
   16      149,763      48,659     48,659    250,000    86,105     86,105   250,000   156,839    156,839   250,000
   17      163,581      50,788     50,788    250,000    93,753     93,753   250,000   178,665    178,665   250,000
   18      178,091      52,626     52,626    250,000   101,646    101,646   250,000   203,079    203,079   255,879
   19      193,326      54,138     54,138    250,000   109,792    109,792   250,000   230,113    230,113   285,340
   20      209,322      55,283     55,283    250,000   118,206    118,206   250,000   259,908    259,908   317,088
 Age 60    136,602      46,272     46,272    250,000    78,695     78,695   250,000   137,280    137,280   250,000
 Age 65    209,322      55,283     55,283    250,000   118,206    118,206   250,000   259,908    259,908   317,088
 Age 70    302,134      54,173     54,173    250,000   165,569    165,569   250,000   460,576    460,576   534,268
 Age 75    420,588      34,427     34,427    250,000   228,255    228,255   250,000   787,287    787,287   842,397

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                 HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  -------------------------------  -------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY      DEATH    SURRENDER   POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)   BENEFIT     VALUE    VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  ---------  ---------  ---------  ---------
   1         6,330            0      4,231   250,000         0      4,526     250,000         0       4,822    250,000
   2        12,977        1,782      8,340   250,000     2,638      9,196     250,000     3,532      10,090    250,000
   3        19,957        6,591     12,329   250,000     8,281     14,019     250,000    10,116      15,854    250,000
   4        27,285       11,299     16,218   250,000    14,102     19,020     250,000    17,269      22,187    250,000
   5        34,980       15,920     20,019   250,000    20,123     24,221     250,000    25,067      29,166    250,000
   6        43,059       20,459     23,738   250,000    26,358     29,637     250,000    33,587      36,866    250,000
   7        51,543       24,923     27,382   250,000    32,826     35,285     250,000    42,915      45,375    250,000
   8        60,450       29,309     30,949   250,000    39,535     41,175     250,000    53,139      54,778    250,000
   9        69,803       33,612     34,432   250,000    46,491     47,311     250,000    64,352      65,172    250,000
   10       79,624       37,826     37,826   250,000    53,703     53,703     250,000    76,662      76,662    250,000
   11       89,935       42,261     42,261   250,000    61,574     61,574     250,000    90,687      90,687    250,000
   12      100,763       46,579     46,579   250,000    69,786     69,786     250,000   106,239     106,239    250,000
   13      112,131       50,760     50,760   250,000    78,343     78,343     250,000   123,480     123,480    261,147
   14      124,068       54,802     54,802   250,000    87,265     87,265     250,000   142,494     142,494    292,786
   15      136,602       58,702     58,702   250,000    96,578     96,578     250,000   163,431     163,431    326,389
   16      149,763       62,438     62,438   250,000   106,291    106,291     250,000   186,462     186,462    362,098
   17      163,581       66,048     66,048   250,000   116,469    116,469     250,000   211,829     211,829    400,182
   18      178,091       69,526     69,526   250,000   127,144    127,144     250,000   239,762     239,762    440,858
   19      193,326       72,870     72,870   250,000   138,354    138,354     250,000   270,515     270,515    484,381
   20      209,322       76,086     76,086   250,000   150,091    150,091     261,869   304,382     304,382    531,066
 Age 60    136,602       58,702     58,702   250,000    96,578     96,578     250,000   163,431     163,431    326,389
 Age 65    209,322       76,086     76,086   250,000   150,091    150,091     261,869   304,382     304,382    531,066
 Age 70    302,134       89,398     89,398   250,000   215,854    215,854     333,932   531,166     531,166    821,727
 Age 75    420,588       96,940     96,940   250,000   294,740    294,740     410,810   893,063     893,063  1,244,754

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3

                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                             CHARGES WITHOUT RIDERS

           PREMIUMS           HYPOTHETICAL 0%                HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
           INTEREST    -----------------------------  ------------------------------  -------------------------------
 POLICY     AT 5%      SURRENDER   POLICY     DEATH   SURRENDER   POLICY     DEATH    SURRENDER   POLICY      DEATH
  YEAR   PER YEAR (1)    VALUE    VALUE (2)  BENEFIT    VALUE    VALUE (2)  BENEFIT     VALUE    VALUE (2)   BENEFIT
 ------  ------------  ---------  ---------  -------  ---------  ---------  --------  ---------  ---------  ---------
   1         6,330            0      3,649   250,000         0      3,926   250,000          0       4,204    250,000
   2        12,977          631      7,188   250,000     1,415      7,973   250,000      2,236       8,794    250,000
   3        19,957        4,879     10,617   250,000     6,407     12,145   250,000      8,071      13,809    250,000
   4        27,285        9,014     13,932   250,000    11,527     16,445   250,000     14,375      19,294    250,000
   5        34,980       13,031     17,129   250,000    16,775     20,873   250,000     21,195      25,293    250,000
   6        43,059       16,928     20,207   250,000    22,155     25,434   250,000     28,586      31,864    250,000
   7        51,543       20,693     23,152   250,000    27,662     30,121   250,000     36,600      39,059    250,000
   8        60,450       24,315     25,955   250,000    33,291     34,931   250,000     45,297      46,937    250,000
   9        69,803       27,784     28,604   250,000    39,041     39,860   250,000     54,751      55,570    250,000
   10       79,624       31,086     31,086   250,000    44,903     44,903   250,000     65,036      65,036    250,000
   11       89,935       34,513     34,513   250,000    51,255     51,255   250,000     76,719      76,719    250,000
   12      100,763       37,753     37,753   250,000    57,800     57,800   250,000     89,618      89,618    250,000
   13      112,131       40,800     40,800   250,000    64,548     64,548   250,000    103,889     103,889    250,000
   14      124,068       43,646     43,646   250,000    71,512     71,512   250,000    119,709     119,709    250,000
   15      136,602       46,272     46,272   250,000    78,695     78,695   250,000    137,149     137,149    273,900
   16      149,763       48,659     48,659   250,000    86,105     86,105   250,000    156,168     156,168    303,268
   17      163,581       50,788     50,788   250,000    93,753     93,753   250,000    176,891     176,891    334,178
   18      178,091       52,626     52,626   250,000   101,646    101,646   250,000    199,448     199,448    366,731
   19      193,326       54,138     54,138   250,000   109,792    109,792   250,000    223,970     223,970    401,038
   20      209,322       55,283     55,283   250,000   118,206    118,206   250,000    250,595     250,595    437,222
 Age 60    136,602       46,272     46,272   250,000    78,695     78,695   250,000    137,149     137,149    273,900
 Age 65    209,322       55,283     55,283   250,000   118,206    118,206   250,000    250,595     250,595    437,222
 Age 70    302,134       54,173     54,173   250,000   165,495    165,495   256,026    421,198     421,198    651,604
 Age 75    420,588       34,427     34,427   250,000   219,216    219,216   305,544    671,737     671,737    936,269

(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX E
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is computed on the Date of Issue and on each increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy Face amount or increase in Face Amount.

A limitation on Surrender Charges is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges at the Date of Issue and on each increase in Face Amount are shown in the table below. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

The Factors used to compute the maximum surrender charges vary with the issue age, sex (Male, Female, or Unisex) and underwriting class (Smoker or Nonsmoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------

    0          N/A     14.39        N/A     13.49        N/A     14.19
    1          N/A     14.36        N/A     13.48        N/A     14.16
    2          N/A     14.50        N/A     13.59        N/A     14.29
    3          N/A     14.65        N/A     13.71        N/A     14.44
    4          N/A     14.83        N/A     13.83        N/A     14.60
    5          N/A     15.01        N/A     13.95        N/A     14.77
    6          N/A     15.21        N/A     14.10        N/A     14.95
    7          N/A     15.41        N/A     14.25        N/A     15.15
    8          N/A     15.64        N/A     14.42        N/A     15.36
    9          N/A     15.87        N/A     14.59        N/A     15.58
   10          N/A     16.12        N/A     14.80        N/A     15.82
   11          N/A     16.38        N/A     14.99        N/A     16.07
   12          N/A     16.65        N/A     15.19        N/A     16.33
   13          N/A     16.93        N/A     15.41        N/A     16.60
   14          N/A     17.20        N/A     15.62        N/A     16.86
   15          N/A     17.49        N/A     15.85        N/A     17.14
   16          N/A     17.79        N/A     16.07        N/A     17.41
   17          N/A     18.06        N/A     16.31        N/A     17.70
   18        16.54     18.36      15.53     16.55      16.33     17.99
   19        16.75     18.67      15.74     16.81      16.55     18.29
   20        16.97     18.99      15.96     17.07      16.77     18.60
   21        17.21     19.34      16.19     17.35      17.00     18.93
   22        17.45     19.71      16.43     17.65      17.25     19.29
   23        17.74     20.10      16.69     17.96      17.53     19.67
   24        18.04     20.52      16.96     18.28      17.82     20.06
   25        18.36     20.94      17.30     18.63      18.14     20.47
   26        18.70     21.40      17.60     18.98      18.47     20.90
   27        19.05     21.87      17.91     19.35      18.82     21.35
   28        19.43     22.37      18.24     19.75      19.19     21.83
   29        19.84     22.92      18.59     20.17      19.58     22.35
   30        20.26     23.49      18.95     20.61      20.00     22.90

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   31        20.71     24.10      19.34     21.07      20.43     23.47
   32        21.19     24.75      19.74     21.57      20.89     24.09
   33        21.69     25.42      20.16     22.08      21.37     24.72
   34        22.21     26.13      20.60     22.60      21.88     25.39
   35        22.77     26.87      21.06     23.15      22.42     26.09
   36        23.29     27.55      21.48     23.65      22.92     26.73
   37        23.83     28.28      21.93     24.17      23.44     27.41
   38        24.40     29.03      22.40     24.73      23.99     28.12
   39        25.01     29.83      22.89     25.32      24.57     28.87
   40        25.66     30.67      23.41     25.93      25.19     29.66
   41        26.34     31.56      23.96     26.57      25.85     30.49
   42        27.07     32.50      24.54     27.24      26.54     31.37
   43        27.83     33.48      25.15     27.92      27.28     32.29
   44        28.65     34.53      25.79     28.63      28.05     33.25
   45        29.51     35.62      26.47     29.38      28.88     34.27
   46        30.41     36.79      27.18     30.16      29.73     35.34
   47        31.36     37.99      27.92     30.99      30.64     36.46
   48        32.35     39.22      28.71     31.85      31.58     37.60
   49        33.39     40.50      29.54     32.75      32.58     38.78
   50        34.48     41.83      30.41     33.70      33.62     40.01
   51        35.65     43.21      31.35     34.72      34.74     41.30
   52        36.90     44.65      32.34     35.79      35.93     42.64
   53        38.22     46.24      33.39     36.94      37.19     44.11
   54        39.63     47.92      34.50     38.14      38.53     45.67
   55        41.12     49.69      35.69     39.42      39.95     47.30
   56        42.59     51.44      36.88     40.72      41.35     48.92
   57        44.14     53.27      38.15     42.11      42.83     50.62
   58        45.76     53.32      39.51     43.62      44.39     52.38
   59        47.46     52.99      40.94     45.21      46.02     53.32
   60        49.24     52.66      42.45     46.88      47.73     53.00
   61        51.06     52.46      44.02     48.60      49.48     52.79
   62        52.98     52.25      45.67     50.43      51.33     52.56
   63        52.83     52.05      47.43     52.30      53.09     52.35
   64        52.48     51.85      49.30     53.06      52.76     52.14
   65        52.13     51.65      51.29     52.75      52.42     51.91
   66        52.02     51.55      53.43     52.69      52.32     51.83
   67        51.91     51.45      53.35     52.61      52.21     51.74
   68        51.80     51.36      53.25     52.53      52.10     51.65
   69        51.68     51.25      53.15     52.45      51.99     51.56
   70        51.56     51.15      53.04     52.36      51.87     51.46
   71        51.42     51.04      52.90     52.21      51.74     51.35
   72        51.28     50.92      52.76     52.07      51.60     51.23
   73        51.14     50.80      52.62     51.94      51.46     51.11
   74        50.99     50.68      52.46     51.80      51.31     50.99
   75        50.84     50.57      52.30     51.65      51.16     50.87
   76        50.68     50.43      52.14     51.50      51.01     50.74
   77        50.52     50.28      51.96     51.35      50.84     50.59
   78        50.36     50.14      51.79     51.19      50.68     50.44
   79        50.20     49.99      51.60     51.04      50.51     50.29

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   80        50.03     49.83      51.42     50.89      50.35     50.14
   81        49.88     49.70      51.22     50.73      50.18     50.00
   82        49.72     49.57      51.03     50.58      50.02     49.85
   83        49.56     49.42      50.83     50.42      49.85     49.70
   84        49.41     49.28      50.63     50.22      49.68     49.54
   85        49.24     49.13      50.42     50.01      49.51     49.36

                                    EXAMPLES

For the purpose of these examples, assume that a male, age 35, non-smoker purchases a $100,000 Policy. His surrender charge is calculated as follows:

The surrender charge is equal to $2,279.00 (22.79 X 100).

Example 1:

Assume the Policy Owner surrenders the Policy in the 10th Policy month. The surrender charge is $2,279.00.

Example 2:

Assume the Policy Owner surrenders the Policy in the 61st policy month. Also assume that the surrender charge decreases by 1/9th of the original surrender charge each year. In this example, the surrender charge would be $1,012.79

                                   APPENDIX F
                            PERFORMANCE INFORMATION


The Policies were first offered to the public in 1999. However, we may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables I(A) and I(B)), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B)). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds. Because Table 1 presents performance of the Sub-Accounts from inception through December 31, 1999, no performance numbers are currently shown in this Table. The discussion below reflects the manner in which performance will be calculated in the future for Table 1.


Total return and average annual total return are based on the hypothetical profile of a representative Policy owner and historical earnings and are not intended to indicate future performance. "Total Return" is the total income generated net of certain expenses and charges. "Average annual total return" is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the Funds' return.

In Tables IA and IIA, performance information under the Policies is net of fund expenses, mortality and expense risk charges, administrative charges, Monthly Insurance Protection charges and surrender charges. We take a representative Policy owner and assume that:

    - The Insured is a male Age 36, standard (non-smoker) underwriting class

    - The Policy owner had allocations in each of the sub-accounts for the fund durations shown, and

    - There was a full surrender at the end of the applicable period

We may compare performance information for a sub-account in reports and promotional literature to:

    - Standard & Poor's 500 Composite Stock Price Index ("S&P 500")

    - Dow Jones Industrial Average ("DJIA")

    - Shearson Lehman Aggregate Bond Index

    - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

    - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

    - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria

    - The Consumer Price Index

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a fund's success in meeting its investment objectives.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

    - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

    - The advantages and disadvantages of investing in tax-deferred and taxable investments

    - Customer profiles and hypothetical payment and investment scenarios

    - Financial management and tax and retirement planning

    - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.


In each table below, "One-Year Total Return" refers to the total of the income generated by a sub-account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 1999. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                        10 YEARS
                                                   ONE-YEAR                             OR LIFE
                                                    TOTAL                5           OF SUB-ACCOUNT
UNDERLYING FUND                                     RETURN             YEARS           (IF LESS)
----------------------------------------------------------------------------------------------------
Select Emerging Markets Fund                         N/A                N/A               N/A
Select International Equity Fund                     N/A                N/A               N/A
T. Rowe Price International Stock Portfolio          N/A                N/A               N/A
Select Aggressive Growth Fund                        N/A                N/A               N/A
Select Capital Appreciation Fund                     N/A                N/A               N/A
Select Value Opportunity Fund                        N/A                N/A               N/A
Select Growth Fund                                   N/A                N/A               N/A
Select Strategic Growth Fund                         N/A                N/A               N/A
Fidelity VIP Growth Portfolio                        N/A                N/A               N/A
Select Growth and Income Fund                        N/A                N/A               N/A
Fidelity VIP Equity-Income Portfolio                 N/A                N/A               N/A
Fidelity VIP High Income Portfolio                   N/A                N/A               N/A
Select Income Fund                                   N/A                N/A               N/A
Money Market Fund                                    N/A                N/A               N/A



The inception dates for the Underlying Funds are: N/A


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                  10 YEARS
                                                      ONE-YEAR                     OR LIFE
                                                       TOTAL           5       OF SUB-ACCOUNT
UNDERLYING FUND                                        RETURN        YEARS        (IF LESS)
----------------------------------------------------------------------------------------------
Select Emerging Markets Fund                            N/A           N/A            N/A
Select International Equity Fund                        N/A           N/A            N/A
T. Rowe Price International Stock Portfolio             N/A           N/A            N/A
Select Aggressive Growth Fund                           N/A           N/A            N/A
Select Capital Appreciation Fund                        N/A           N/A            N/A
Select Value Opportunity Fund                           N/A           N/A            N/A
Select Growth Fund                                      N/A           N/A            N/A
Select Strategic Growth Fund                            N/A           N/A            N/A
Fidelity VIP Growth Portfolio                           N/A           N/A            N/A
Select Growth and Income Fund                           N/A           N/A            N/A
Fidelity VIP Equity-Income Portfolio                    N/A           N/A            N/A
Fidelity VIP High Income Portfolio                      N/A           N/A            N/A
Select Income Fund                                      N/A           N/A            N/A
Money Market Fund                                       N/A           N/A            N/A



The inception dates for the Underlying Funds are: N/A


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY


The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insured is male, Age 36, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $250,000, that an annual premium payment of $3,000 was made at the beginning of each Policy year, that all premiums were allocated to each Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.


                                                                                        10 YEARS
                                                   ONE-YEAR                             OR LIFE
                                                    TOTAL                5              OF FUND
UNDERLYING FUND                                     RETURN             YEARS           (IF LESS)
----------------------------------------------------------------------------------------------------
Select Emerging Markets Fund                           -100.00%         N/A                 -100.00%
Select International Equity Fund                       -100.00%            -4.58%             -4.34%
T. Rowe Price International Stock Portfolio            -100.00%            -8.72%             -6.26%
Select Aggressive Growth Fund                          -100.00%             1.20%              8.05%
Select Capital Appreciation Fund                       -100.00%         N/A                   -4.40%
Select Value Opportunity Fund                          -100.00%           -10.89%             -4.39%
Select Growth Fund                                     -100.00%             7.92%              7.90%
Select Strategic Growth Fund                           -100.00%         N/A                 -100.00%
Fidelity VIP Growth Portfolio                          -100.00%             8.70%             11.43%
Select Growth and Income Fund                          -100.00%            -0.75%              2.75%
Fidelity VIP Equity-Income Portfolio                   -100.00%            -4.49%              5.66%
Fidelity VIP High Income Portfolio                     -100.00%           -14.33%              3.45%
Select Income Fund                                     -100.00%           -58.60%             -9.30%
Money Market Fund                                      -100.00%           -61.50%             -4.41%



The inception dates for the Underlying Funds are: 4/29/85 for Money Market; 9/19/85 for Fidelity VIP High Income; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 8/21/92 for Select Income, Select Growth and Income, Select Growth, and Select Aggressive Growth; 4/30/93 for Select Value Opportunity; 3/31/94 for T. Rowe Price International Stock; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                  10 YEARS
                                                      ONE-YEAR                     OR LIFE
                                                       TOTAL           5           OF FUND
UNDERLYING FUND                                        RETURN        YEARS        (IF LESS)
----------------------------------------------------------------------------------------------
Select Emerging Markets Fund                               65.14%     N/A               14.82%
Select International Equity Fund                           31.25%    18.13%             15.07%
T. Rowe Price International Stock Portfolio                32.85%    14.82%             13.05%
Select Aggressive Growth Fund                              38.18%    22.89%             20.29%
Select Capital Appreciation Fund                           24.92%     N/A               21.00%
Select Value Opportunity Fund                              -5.03%    13.12%             11.18%
Select Growth Fund                                         29.35%    28.61%             20.15%
Select Strategic Growth Fund                               15.65%     N/A                6.52%
Fidelity VIP Growth Portfolio                              36.96%    29.29%             19.52%
Select Growth and Income Fund                              18.02%    21.26%             15.51%
Fidelity VIP Equity-Income Portfolio                        5.96%    18.20%             14.09%
Fidelity VIP High Income Portfolio                          7.77%    10.49%             12.04%
Select Income Fund                                         -1.20%     6.55%              5.15%
Money Market Fund                                           4.82%     5.10%              4.86%



The inception dates for the Underlying Funds are: 4/29/85 for Money Market; 9/19/85 for Fidelity VIP High Income; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 8/21/92 for Select Income, Select Growth and Income, Select Growth, and Select Aggressive Growth; 4/30/93 for Select Value Opportunity; 3/31/94 for T. Rowe Price International Stock; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   APPENDIX G
                            MONTHLY EXPENSE CHARGES

A monthly expense charge is computed on the Date of Issue and on each increase in Face Amount. The Factors used to compute the monthly expense charges vary with the issue age and underwriting class (Smoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
    0          N/A      0.11        N/A      0.08        N/A      0.10
    1          N/A      0.11        N/A      0.08        N/A      0.11
    2          N/A      0.12        N/A      0.08        N/A      0.11
    3          N/A      0.12        N/A      0.08        N/A      0.11
    4          N/A      0.12        N/A      0.09        N/A      0.11
    5          N/A      0.12        N/A      0.09        N/A      0.12
    6          N/A      0.13        N/A      0.09        N/A      0.12
    7          N/A      0.13        N/A      0.09        N/A      0.12
    8          N/A      0.13        N/A      0.09        N/A      0.12
    9          N/A      0.14        N/A      0.10        N/A      0.13
   10          N/A      0.14        N/A      0.10        N/A      0.13
   11          N/A      0.14        N/A      0.10        N/A      0.13
   12          N/A      0.14        N/A      0.11        N/A      0.14
   13          N/A      0.15        N/A      0.11        N/A      0.14
   14          N/A      0.15        N/A      0.11        N/A      0.14
   15          N/A      0.15        N/A      0.11        N/A      0.15
   16          N/A      0.16        N/A      0.12        N/A      0.15
   17          N/A      0.16        N/A      0.12        N/A      0.15
   18         0.12      0.16       0.11      0.12       0.12      0.16
   19         0.13      0.17       0.11      0.13       0.12      0.16
   20         0.13      0.17       0.12      0.13       0.13      0.16
   21         0.13      0.17       0.12      0.13       0.13      0.17
   22         0.14      0.18       0.12      0.14       0.13      0.17
   23         0.14      0.18       0.12      0.14       0.14      0.17
   24         0.15      0.19       0.13      0.15       0.14      0.18
   25         0.15      0.19       0.13      0.15       0.15      0.18
   26         0.15      0.19       0.13      0.15       0.15      0.19
   27         0.16      0.20       0.14      0.16       0.15      0.19
   28         0.16      0.20       0.14      0.16       0.16      0.19
   29         0.17      0.21       0.14      0.17       0.16      0.20
   30         0.17      0.21       0.15      0.17       0.17      0.20
   31         0.17      0.21       0.15      0.17       0.17      0.21
   32         0.18      0.22       0.15      0.18       0.17      0.21
   33         0.18      0.22       0.15      0.18       0.18      0.21
   34         0.19      0.23       0.16      0.19       0.18      0.22
   35         0.19      0.23       0.16      0.19       0.18      0.22
   36         0.21      0.25       0.17      0.21       0.20      0.24
   37         0.22      0.27       0.19      0.22       0.21      0.26
   38         0.24      0.29       0.20      0.24       0.23      0.28
   39         0.25      0.31       0.21      0.25       0.24      0.29
   40         0.27      0.33       0.23      0.27       0.26      0.31
   41         0.28      0.34       0.24      0.28       0.27      0.33
   42         0.30      0.36       0.25      0.30       0.29      0.35
   43         0.31      0.38       0.26      0.31       0.30      0.37

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   44         0.33      0.40       0.28      0.33       0.32      0.39
   45         0.34      0.42       0.29      0.34       0.33      0.40
   46         0.36      0.44       0.30      0.36       0.35      0.42
   47         0.38      0.46       0.32      0.37       0.36      0.44
   48         0.39      0.48       0.33      0.39       0.38      0.46
   49         0.41      0.50       0.35      0.40       0.40      0.48
   50         0.43      0.52       0.36      0.42       0.42      0.50
   51         0.44      0.54       0.37      0.43       0.43      0.52
   52         0.46      0.56       0.38      0.45       0.44      0.53
   53         0.47      0.57       0.40      0.46       0.46      0.55
   54         0.49      0.59       0.41      0.48       0.47      0.57
   55         0.50      0.61       0.42      0.49       0.48      0.59
   56         0.53      0.65       0.45      0.52       0.51      0.62
   57         0.56      0.69       0.47      0.55       0.55      0.66
   58         0.60      0.72       0.50      0.58       0.58      0.70
   59         0.63      0.76       0.52      0.61       0.61      0.73
   60         0.66      0.80       0.55      0.64       0.64      0.77
   61         0.70      0.82       0.58      0.67       0.68      0.79
   62         0.74      0.83       0.61      0.71       0.71      0.81
   63         0.78      0.85       0.64      0.74       0.75      0.83
   64         0.82      0.86       0.67      0.78       0.79      0.85
   65         0.86      0.88       0.70      0.81       0.83      0.87
   66         0.86      0.88       0.70      0.80       0.83      0.86
   67         0.86      0.87       0.69      0.80       0.82      0.86
   68         0.85      0.87       0.69      0.79       0.82      0.85
   69         0.85      0.86       0.68      0.79       0.82      0.85
   70         0.85      0.86       0.68      0.78       0.82      0.84
   71         0.85      0.86       0.68      0.78       0.82      0.84
   72         0.85      0.86       0.68      0.78       0.82      0.84
   73         0.85      0.86       0.68      0.78       0.82      0.84
   74         0.85      0.86       0.68      0.78       0.82      0.84
   75         0.85      0.86       0.68      0.78       0.82      0.84
   76         0.85      0.86       0.68      0.78       0.82      0.84
   77         0.85      0.86       0.68      0.78       0.82      0.84
   78         0.85      0.86       0.68      0.78       0.82      0.84
   79         0.85      0.86       0.68      0.78       0.82      0.84
   80         0.85      0.86       0.68      0.78       0.82      0.84
   81         0.85      0.86       0.68      0.78       0.82      0.84
   82         0.85      0.86       0.68      0.78       0.82      0.84
   83         0.85      0.86       0.68      0.78       0.82      0.84
   84         0.85      0.86       0.68      0.78       0.82      0.84
   85         0.85      0.86       0.68      0.78       0.82      0.84

                                    EXAMPLES

For a male, age 35, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $19 ($0.19 X 100)

For a male, age 50, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $43 ($0.43 X 100)

For a male, age 65, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $86 ($0.86 X 100)

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 1999 UNAUDITED

                                                                  SELECT               SELECT      SELECT        SELECT
                                               MONEY   EQUITY   AGGRESSIVE  SELECT     GROWTH       VALUE      INVESTMENT
                                              MARKET    INDEX     GROWTH    GROWTH   AND INCOME  OPPORTUNITY  GRADE INCOME
                                              -------  -------  ----------  -------  ----------  -----------  ------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $    --  $    --   $    --    $    --   $    --      $    --      $    --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............       --       --        --         --        --           --           --
Investment in shares of T. Rowe Price
  International Series, Inc.................       --       --        --         --        --           --           --
Investment in shares of Kemper Variable
  Series (KVS)..............................       --       --        --         --        --           --           --
Investment in shares of Janus Aspen
  Series....................................       --       --        --         --        --           --           --
                                              -------  -------   -------    -------   -------      -------      -------
  Total assets..............................       --       --        --         --        --           --           --

LIABILITIES:................................       --       --        --         --        --           --           --
                                              -------  -------   -------    -------   -------      -------      -------
  Net assets................................  $    --  $    --   $    --    $    --   $    --      $    --      $    --
                                              =======  =======   =======    =======   =======      =======      =======

                                                 SELECT         SELECT
                                              INTERNATIONAL    CAPITAL
                                                 EQUITY      APPRECIATION
                                              -------------  ------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................     $    --       $    --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --            --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --            --
Investment in shares of Kemper Variable
  Series (KVS)..............................          --            --
Investment in shares of Janus Aspen
  Series....................................          --            --
                                                 -------       -------
  Total assets..............................          --            --
LIABILITIES:................................          --            --
                                                 -------       -------
  Net assets................................     $    --       $    --
                                                 =======       =======

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                          DECEMBER 31, 1999 UNAUDITED

                                     SELECT    SELECT     FIDELITY      FIDELITY     FIDELITY  T. ROWE PRICE    KEMPER     JANUS
                                    EMERGING  STRATEGIC      VIP           VIP         VIP     INTERNATIONAL  TECHNOLOGY   ASPEN
                                    MARKETS    GROWTH    HIGH INCOME  EQUITY-INCOME   GROWTH       STOCK        GROWTH    GROWTH
                                    --------  ---------  -----------  -------------  --------  -------------  ----------  -------
ASSETS:
Investments in shares of Allmerica
  Investment Trust................  $    --    $    --     $    --       $    --     $    --      $    --      $    --    $    --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP).....................       --         --          --            --          --           --           --         --
Investment in shares of T. Rowe
  Price International
  Series, Inc.....................       --         --          --            --          --           --           --         --
Investment in shares of Kemper
  Variable Series (KVS)...........       --         --          --            --          --           --           --         --
Investment in shares of Janus
  Aspen Series....................       --         --          --            --          --           --           --         --
                                    -------    -------     -------       -------     -------      -------      -------    -------
  Total assets....................       --         --          --            --          --           --           --         --

LIABILITIES:......................       --         --          --            --          --           --           --         --
                                    -------    -------     -------       -------     -------      -------      -------    -------
  Net assets......................  $    --    $    --     $    --       $    --     $    --      $    --      $    --    $    --
                                    =======    =======     =======       =======     =======      =======      =======    =======

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                         NOTES TO FINANCIAL STATEMENTS
                                   UNAUDITED

NOTE 1 -- ORGANIZATION

    The Separate Account IMO (IMO) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on
May 1, 1995, for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life insurance policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of IMO are clearly identified and distinguished from the other assets and liabilities of the Company. IMO cannot be charged with liabilities arising out of any other business of the Company.

    IMO is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). IMO currently offers seventeen Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity
VIP), managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of Kemper Variable Series (KVS) managed by Scudder Kemper Investments, Inc. (Scudder Kemper); or of Janus Aspen Series (Janus) managed by Janus Capital. The Trust, Fidelity VIP, T. Rowe Price, KVS and Janus (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of IMO. Therefore, no provision for income taxes has been charged against IMO.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public Policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS PURSUANT TO SECTION 26(E) OF THE INVESTMENT COMPANY ACT OF 1940

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                     CONTENTS OF THE REGISTRATION STATEMENT

This registration statement amendment comprises the following papers and documents:

The facing sheet
Cross-reference for Prospectuses A, B, and C to items required by Form N-8B-2 The prospectus A consisting of _____ pages.
The prospectus B consisting of _____ pages. The prospectus C consisting of ___ pages The undertaking to file reports The undertaking pursuant to Rule 484 under the 1933 Act
Representations pursuant to Section 26(e) of the 1940 Act. The signatures Written consents of the following persons:

         1.  Actuarial Consent
         2.  Opinion of Counsel
         3.  Consent of Independent Accountants

The following exhibits:

     1. Exhibit 1 (Exhibits required by paragraph A of the instructions to Form N-8B-2)

          (1) Certified copy of Resolutions of the Board of Directors of the Company dated June 13, 1996 authorizing the establishment of The Separate Account IMO was previously filed on August 10, 1999 in the Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

          (2)  Not Applicable.

          (3) (a) Underwriting and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (b) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12(Registration Statement No. 33-57792), and is incorporated by reference herein.

               (c) Sales Agreements with broker-dealers were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 Registration Statement No. 33-57792), and are incorporated by reference herein.

               (d) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (e) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (f) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.


          (4) Contract Form 1033-99 was previously filed on December 3, 1999 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

          (5)  (a)  Waiver of Payment Rider;

               (b)  Term Insurance Rider;

               (c)  Other Insured Term Insurance Rider; and

               (d) Guaranteed Death Benefit Rider were previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and are incorporated by reference herein.

          (6) Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 Registration Statement No. 33-57792), and are incorporated by reference herein.

          (7)  Not Applicable.

          (8) (a) Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (b) Form of Amendment and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (c) Form of Amendment and Amendment dated October 4, 1999 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund II, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (d) Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (e) Fidelity Service Agreement, effective as of November 1, 1995, was previously filed on April 30, 1996 in Post-Effective Amendment No. 6 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (f) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 9 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (g) Fidelity Service Contract, effective as of January 1, 1997, was previously filed in Post-Effective Amendment No. 9 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (h) Service Agreement with Rowe Price-Fleming International, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (i) Form of Amendment to the Kemper Participation Agreement is filed herewith. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 (Registration Statement No. 333-00965/811-7767), and is incorporated by reference herein.

               (j)  Form of Janus Participation Agreement is filed herewith.

          (9) (a) BFDS Agreements for lockbox and mailroom services were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and are incorporated by reference herein.

               (b)  Directors' Power of Attorney is filed herewith.

          (10) Amended Applications for Prospectuses B and C were previously filed on December 29, 1999 in Post-Effective Amendment No. 1, and are incorporated by reference herein.

     2.   Policy and Policy riders are included in Exhibit 1 (5) above.

     3.   Opinion of Counsel is filed herewith.

     4.   Not Applicable.

     5.   Not Applicable.

     6.   Actuarial Consent is filed herewith.

     7.   Procedures Memorandum dated May, 1993 pursuant to Rule
          6e-3(T)(b)(12)(iii) under the 1940 Act, which includes conversion procedures pursuant to Rule 6e-3(T)(b)(13)(v)(B), was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

     8.   Consent of Independent Accountants is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 3rd day of April, 2000.

                              SEPARATE ACCOUNT IMO
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                              By: /s/ Mary Eldridge
                                  ------------------------
                            Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                               Title                                         Date
----------                               -----                                         ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller       April 3, 2000
------------------------------------
Warren E. Barnes

Edward J. Parry III*                     Director, Vice President and Chief
------------------------------------     Financial Officer

Richard M. Reilly*                       Director, President and Chief Executive
------------------------------------     Officer

John F. O'Brien*                         Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                       Director
------------------------------------

Mark R. Colborn*                         Director and Vice President
------------------------------------

John P. Kavanaugh*                       Director, Vice President and Chief
------------------------------------     Investment Officer

J. Kendall Huber*                        Director, Vice President and General Counsel
------------------------------------

J. Barry May*                            Director
------------------------------------

James R. Mcauliffe*                      Director
------------------------------------

Robert P. Restrepo, Jr.*                 Director
------------------------------------

Eric A. Simonsen*                        Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-84879)

                             FORM S-6 EXHIBIT TABLE

Exhibit 1(8)(i)            Form of Amendment to the Kemper Participation
                           Agreement

Exhibit 1(8)(j)            Form of Janus Participation Agreement

Exhibit 1(9)(b)            Directors' Power of Attorney

Exhibit 3                  Opinion of Counsel

Exhibit 6                  Actuarial Consent

Exhibit 8                  Consent of Independent Accountants